UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08764

UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government and agency obligations—4.97%
5,000	Federal Farm Credit Bank	11/01/06	5.240[2]	4,999,499
9,500	Federal Home Loan Bank	11/06/06 to 01/10/07	5.180 to 5.208[2]	9,494,947
2,700	US Treasury Bills	12/21/06	4.900[1]	2,681,625
Total US government and agency obligations (cost—$17,176,071)				17,176,071

Bank notes[2]—2.03%
Banking-US — 2.03%
2,000	Bank of America N.A.	11/01/06	5.310	2,000,000
5,000	Wachovia Bank N.A. (Charlotte)	12/04/06	5.341 to 5.371	4,999,688
Total bank notes (cost—$6,999,688)				6,999,688

Certificates of deposit—14.18%
Non-US — 11.57%
3,500	ABN AMRO Bank NV	01/24/07	4.850	3,500,000
4,000	Barclays Bank PLC	08/15/07	5.465	4,000,000
2,000	Calyon N.A., Inc.	03/14/07	5.170	2,000,000
3,000	Deutsche Bank AG	03/06/07	5.090	3,000,000
3,000	Fortis Bank NV-SA	02/06/07	4.930	3,000,000
3,000	Natexis Banque Populaires	11/01/06	5.463[2]	3,000,000
3,000	Natexis Banque Populaires	12/11/06	5.275	3,000,000
8,000	Norinchukin Bank Ltd.	01/16/07	5.350	8,000,166
2,500	Svenska Handelsbanken	11/08/06	4.750	2,500,000
8,000	UniCredito Italiano SpA	12/14/06	5.325	7,999,727
				39,999,893
US — 2.61%
1,000	First Tennessee Bank N.A. (Memphis)	11/14/06	5.350	1,000,000
3,000	SunTrust Bank	11/06/06	5.281[2]	3,000,000
3,000	Wachovia Bank N.A. (Charlotte)	12/29/06	5.327[2]	2,999,719
2,000	Wells Fargo Bank N.A.	11/01/06	5.300[2]	1,999,924
				8,999,643
Total certificates of deposit (cost—$48,999,536)				48,999,536

Commercial paper[1]—67.67%
Asset backed-banking—1.13%
4,000	Atlantis One Funding	03/15/07	5.230	3,922,131

Asset backed-miscellaneous — 24.54%
9,000	Amsterdam Funding Corp.	11/24/06	5.260	8,969,755
3,000	Barton Capital LLC	11/03/06	5.260	2,999,123
9,000	Bryant Park Funding LLC	11/21/06	5.260	8,973,700
6,000	Chariot Funding LLC	11/22/06	5.270	5,981,555
9,000	Falcon Asset Securitization Corp.	11/16/06 to 11/22/06	5.260	8,975,891
9,000	Jupiter Securitization Co. LLC	11/09/06	5.260	8,989,480

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
9,500	Kitty Hawk Funding Corp.	11/15/06 to 12/29/06	5.240 to 5.270	9,462,775
4,000	Ranger Funding Co. LLC	11/27/06	5.260	3,984,804
7,000	Regency Markets No. 1 LLC	11/10/06	5.270	6,990,778
9,000	Thunderbay Funding	11/06/06 to 11/15/06	5.260	8,990,795
9,000	Variable Funding Capital Corp.	11/02/06 to 11/16/06	5.260 to 5.270	8,992,536
1,500	Yorktown Capital LLC	11/02/06	5.260	1,499,781
				84,810,973
Asset backed-securities — 12.65%
10,000	Cancara Asset Securitization LLC	11/03/06	5.250	9,997,083
4,500	CC (USA), Inc. (Centauri)	11/15/06	5.250	4,490,813
7,000	Dorada Finance, Inc.	01/29/07	5.250	6,909,146
9,000	Grampian Funding LLC	11/22/06 to 03/27/07	5.180 to 5.265	8,864,739
9,500	Scaldis Capital LLC	11/15/06 to 11/27/06	5.260 to 5.270	9,474,407
4,000	Solitaire Funding LLC	11/02/06	5.260	3,999,416
				43,735,604
Banking-non-US — 9.75%
5,000	Allied Irish Banks N.A., Inc.	11/13/06	5.250	4,991,250
6,900	Bank of Ireland	02/23/07 to 04/10/07	5.190 to 5.250	6,766,593
6,000	Deutsche Bank Financial LLC	11/27/06	5.250	5,977,250
6,000	Nationwide Building Society	11/01/06	5.360	6,000,000
7,000	Northern Rock PLC	11/03/06 to 01/11/07	5.250 to 5.355	6,977,805
3,000	Westpac Trust Securities NZ Ltd.	01/08/07	5.245	2,970,278
				33,683,176
Banking-US — 11.88%
5,000	Abbey National N.A. LLC	11/14/06	5.235	4,990,548
5,000	ANZ (Delaware), Inc.	11/22/06	5.260	4,984,658
2,868	Bank of America Corp.	12/26/06	5.240	2,845,040
4,000	Barclays US Funding Corp.	11/17/06	5.265	3,990,640
3,500	CBA (Delaware) Finance, Inc.	01/22/07	5.335	3,457,468
4,000	Dexia Delaware LLC	11/22/06	5.260	3,987,727
9,000	ING (US) Funding LLC	11/09/06 to 01/22/07	5.230 to 5.240	8,946,447
3,000	Nordea N.A., Inc.	02/26/07	5.115	2,950,129
5,000	San Paolo IMI US Financial Co.	03/22/07	5.210	4,897,971
				41,050,628
Brokerage — 5.20%
6,000	Greenwich Capital Holdings, Inc.	11/16/06	5.280[2]	6,000,000
3,000	Greenwich Capital Holdings, Inc.	12/11/06	5.240	2,982,533
2,000	Merrill Lynch & Co, Inc.	11/20/06	5.230	1,994,479
7,000	Morgan Stanley	11/16/06	5.250	6,984,688
				17,961,700

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[1]—(concluded)
Finance-captive automotive—1.12%
4,000	Toyota Motor Credit Corp.	05/29/07	5.090	3,881,799

Finance-noncaptive diversified—0.57%
2,000	General Electric Capital Corp.	01/05/07	5.030	1,981,836

Utilities-other—0.83%
2,875	RWE AG	11/02/06	5.270	2,874,579
Total commercial paper (cost—$233,902,426)				233,902,426

Short-term corporate obligations—11.00%
Asset backed-securities — 6.22%
1,000	Beta Finance, Inc. [3]	10/23/07	5.350	1,000,000
3,000	CC (USA), Inc. (Centauri) [3]	11/27/06	5.330[2]	3,000,749
1,500	CC (USA), Inc. (Centauri) [3]	04/30/07	5.315	1,499,963
8,000	K2 (USA) LLC [3]	11/01/06 to 11/15/06	5.315 to 5.385[2]	8,000,187
6,000	Links Finance LLC [3]	11/15/06	5.300[2]	6,000,212
2,000	Links Finance LLC [3]	02/13/07	5.000	2,000,000
				21,501,111
Automobile OEM—0.58%
2,000	American Honda Finance Corp. [3]	12/08/06	5.390[2]	1,999,956

Banking-non-US — 1.45%
2,000	Nationwide Building Society [3]	12/11/06	5.510[2]	2,000,312
3,000	Societe Generale [3]	11/02/06	5.293[2]	3,000,000
				5,000,312
Brokerage — 1.59%
3,000	Citigroup Global Markets Holdings, Inc.	11/01/06	5.450[2]	3,001,562
2,500	Morgan Stanley	01/12/07	5.512[2]	2,500,963
				5,502,525
Finance-captive automotive—0.58%
2,000	Toyota Motor Credit Corp.	11/01/06	5.300[2]	2,000,000

Finance-noncaptive diversified—0.58%
2,000	General Electric Capital Corp.	11/09/06	5.445[2]	2,000,000
Total short-term corporate obligations (cost—$38,003,904)				38,003,904

Repurchase agreement—0.13%
464	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $5,717 US Treasury Bills, zero coupon due 04/19/07 and $362,053 US Treasury Bonds, 8.125% to 12.500% due 08/15/14 to 08/15/21 (value—$473,820); proceeds: $464,063 (cost—$464,000)	11/01/06	4.900	464,000
Total investments (cost — $345,545,625 which approximates cost for federal income tax purposes) — 99.98%				345,545,625
Other assets in excess of liabilities — 0.02%				84,889
Net assets (applicable to 345,631,124 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%				345,630,514

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2006 (unaudited)

[1]	Interest rates shown are the discount rates at date of purchase.
[2]	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2006, and reset periodically.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.25% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	75.3
United Kingdom	5.5
Germany	3.4
Japan	3.4
Ireland	3.4
France	3.2
Italy	2.3
Netherlands	1.0
Belgium	0.9
Australia	0.9
Sweden	0.7
Total	100.0

Weighted average maturity — 43 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Government national mortgage association certificates—21.51%
3	GNMA	12/15/07	8.000	3,049
22	GNMA	08/15/09	8.000	23,074
276	GNMA	08/15/09	9.000	280,370
36	GNMA	02/15/19	10.500	40,497
673	GNMA	04/15/19	8.250	716,327
4	GNMA	05/15/19	11.500	4,583
44	GNMA	06/15/19	10.500	48,755
147	GNMA	07/15/19	10.500	164,502
24	GNMA	08/15/19	10.500	26,219
4	GNMA	07/15/20	10.500	4,830
59	GNMA	08/15/20	10.500	66,171
11	GNMA	09/15/20	10.500	12,127
10	GNMA	08/15/21	7.500	10,884
4	GNMA	02/15/23	8.000	3,805
1	GNMA	09/15/23	7.500	1,175
151	GNMA	12/15/32	5.500	150,819
233	GNMA	02/15/33	5.500	232,438
692	GNMA	03/15/33	5.500	690,079
1,009	GNMA	07/15/33	5.500	1,006,028
9,165	GNMA[1]	12/15/33	5.500	9,137,602
2,835	GNMA	01/15/34	5.500	2,825,757
296	GNMA	02/15/34	5.500	295,213
684	GNMA	03/15/34	5.500	681,619
810	GNMA	04/15/34	5.500	807,125
955	GNMA	05/15/34	5.500	951,486
211	GNMA	06/15/34	5.500	210,584
881	GNMA	07/15/35	5.500	878,222
373	GNMA	08/15/35	5.500	371,395
4,892	GNMA	10/15/35	5.500	4,874,363
413	GNMA	11/15/35	5.500	411,910
9,968	GNMA[1]	12/15/35	5.500	9,928,014
5,473	GNMA	01/15/36	5.500	5,450,131
28	GNMA[1]	01/15/36	6.500	28,790
136	GNMA	02/15/36	6.000	137,958
1,929	GNMA	03/15/36	5.500	1,920,579
2,191	GNMA	04/15/36	5.500	2,182,103
428	GNMA[1]	04/15/36	6.000	434,062
2,272	GNMA	05/15/36	5.500	2,262,636
646	GNMA	05/15/36	6.000	654,814
527	GNMA[1]	05/15/36	6.500	541,629
3,791	GNMA	06/15/36	6.000	3,843,174
6,740	GNMA[1]	07/15/36	6.000	6,833,407
2,273	GNMA[1]	07/15/36	6.500	2,334,868
4,967	GNMA[1]	08/15/36	6.000	5,035,677
26,567	GNMA[1]	08/15/36	6.500	27,282,145
2,605	GNMA[1]	09/15/36	6.500	2,675,067
51	GNMA II	04/20/25	9.000	55,276
11	GNMA II	12/20/26	9.000	11,648
23	GNMA II	01/20/27	9.000	24,654

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Government national mortgage association certificates—(continued)
2	GNMA II	06/20/30	9.000	2,030
13	GNMA II	07/20/30	9.000	14,301
6	GNMA II	09/20/30	9.000	6,418
39	GNMA II	10/20/30	9.000	42,392
60	GNMA II	11/20/30	9.000	64,723
24	GNMA II ARM	07/20/17	4.750	24,234
343	GNMA II ARM	01/20/18	5.625	346,355
30	GNMA II ARM	04/20/18	5.375	30,176
10	GNMA II ARM	05/20/18	5.875	9,758
105	GNMA II ARM	06/20/19	5.875	105,182
25	GNMA II ARM	05/20/21	5.375	25,215
338	GNMA II ARM	09/20/21	4.750	341,015
56	GNMA II ARM	11/20/21	5.125	56,300
311	GNMA II ARM	06/20/22	5.375	312,583
108	GNMA II ARM	11/20/22	5.125	108,496
240	GNMA II ARM	01/20/23	5.375	240,939
123	GNMA II ARM	03/20/23	5.375	124,568
317	GNMA II ARM	01/20/24	5.375	318,977
234	GNMA II ARM	04/20/24	5.375	235,855
2	GNMA II ARM	12/20/24	5.125	2,104
27	GNMA II ARM	01/20/25	5.375	27,256
77	GNMA II ARM	02/20/25	5.375	77,275
104	GNMA II ARM	03/20/25	5.375	104,912
49	GNMA II ARM	03/20/25	5.500	49,817
256	GNMA II ARM	05/20/25	5.375	257,371
95	GNMA II ARM	06/20/25	5.375	96,241
78	GNMA II ARM	08/20/25	4.750	78,124
87	GNMA II ARM	09/20/25	4.750	88,012
66	GNMA II ARM	10/20/25	5.125	66,459
12	GNMA II ARM	12/20/25	5.125	11,874
54	GNMA II ARM	03/20/26	5.375	54,580
573	GNMA II ARM	04/20/26	5.375	576,346
261	GNMA II ARM	06/20/26	5.375	262,958
94	GNMA II ARM	08/20/26	4.750	95,019
15	GNMA II ARM	09/20/26	4.750	14,697
48	GNMA II ARM	10/20/26	5.125	48,512
68	GNMA II ARM	12/20/26	5.125	68,644
420	GNMA II ARM	01/20/27	5.375	422,202
43	GNMA II ARM	02/20/27	5.375	43,825
187	GNMA II ARM	04/20/27	5.375	189,077
37	GNMA II ARM	07/20/27	4.750	37,699
99	GNMA II ARM	08/20/27	4.750	100,319
179	GNMA II ARM	11/20/27	5.125	180,391
20	GNMA II ARM	12/20/27	5.125	20,704
38	GNMA II ARM	01/20/28	5.375	37,953
10	GNMA II ARM	02/20/28	5.250	9,782
26	GNMA II ARM	02/20/28	5.375	26,078
50	GNMA II ARM	10/20/29	5.125	50,338
160	GNMA II ARM	04/20/30	5.375	161,150

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Government national mortgage association certificates—(concluded)
2,972	GNMA II ARM	05/20/30	5.375	2,995,566
78	GNMA II ARM	06/20/30	5.500	78,281
697	GNMA II ARM	07/20/30	4.500	700,506
552	GNMA II ARM	08/20/30	4.500	555,075
77	GNMA II ARM	10/20/30	5.125	77,980
122	GNMA II ARM	09/20/31	5.125	123,316
83	GNMA II ARM	11/20/31	5.125	84,168
13,000	GNMA TBA	TBA	6.000	13,149,374
Total government national mortgage association certificates (cost—$118,949,104)				120,001,142

Federal home loan mortgage corporation certificates—15.81%
318	FHLMC	07/01/08	6.000	319,338
3	FHLMC	07/01/09	9.000	2,923
8	FHLMC	02/01/10	9.000	8,126
11	FHLMC	05/01/10	11.500	11,360
9	FHLMC	08/01/10	11.500	9,308
12	FHLMC	11/01/10	11.500	13,428
8	FHLMC	05/01/11	11.000	8,177
230	FHLMC	03/01/13	8.000	242,563
4	FHLMC	03/01/13	11.000	4,206
2	FHLMC	09/01/14	11.500	2,229
6	FHLMC	07/01/15	11.000	6,651
10	FHLMC	09/01/15	11.000	10,939
2	FHLMC	10/01/15	11.000	2,216
15	FHLMC	12/01/15	11.000	17,111
4	FHLMC	01/01/16	11.500	4,087
73	FHLMC	05/01/16	8.500	74,436
49	FHLMC	11/01/16	9.750	50,767
5	FHLMC	10/01/17	7.500	5,669
13	FHLMC	01/01/18	11.500	13,912
6	FHLMC	04/01/19	11.000	6,447
7	FHLMC	05/01/19	11.500	8,104
1	FHLMC	06/01/19	11.000	572
24	FHLMC	06/01/19	11.500	26,182
[2] 0	FHLMC	08/01/20	11.000	89
5	FHLMC	09/01/20	11.000	5,079
14	FHLMC	11/01/20	10.500	13,933
207	FHLMC	04/01/25	9.000	213,393
3	FHLMC	08/01/25	7.000	2,947
1,561	FHLMC	02/01/33	5.500	1,548,520
692	FHLMC	03/01/33	5.500	686,579
817	FHLMC	04/01/33	5.500	810,158
926	FHLMC	05/01/33	5.500	917,840
4,016	FHLMC	06/01/33	5.500	3,982,842
923	FHLMC	10/01/33	5.500	915,334
483	FHLMC	12/01/33	5.500	478,784
160	FHLMC	03/01/34	5.500	158,026
1,340	FHLMC	10/01/34	5.500	1,328,941
908	FHLMC	12/01/34	5.500	899,741

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal home loan mortgage corporation certificates—(concluded)
8,120	FHLMC	02/01/35	5.500	8,044,551
259	FHLMC	05/01/35	5.500	256,327
1,681	FHLMC	06/01/35	5.500	1,663,827
224	FHLMC	08/01/35	5.000	216,638
351	FHLMC ARM	10/01/23	6.752	356,621
514	FHLMC ARM	07/01/24	6.540	520,982
759	FHLMC ARM	11/01/25	6.632	771,733
1,100	FHLMC ARM	10/01/27	7.012	1,113,566
791	FHLMC ARM	10/01/27	7.110	801,455
272	FHLMC ARM	11/01/27	6.607	275,511
181	FHLMC ARM	01/01/28	5.981	184,371
1,001	FHLMC ARM	06/01/28	6.865	1,015,580
833	FHLMC ARM	07/01/28	6.867	843,788
605	FHLMC ARM	01/01/29	6.807	613,982
698	FHLMC ARM	04/01/29	6.847	707,319
46	FHLMC ARM	10/01/29	6.973	47,196
1,314	FHLMC ARM	11/01/29	6.817	1,340,428
529	FHLMC ARM	12/01/29	6.813	537,254
186	FHLMC ARM	01/01/30	6.494	189,459
46,500	FHLMC TBA	TBA	5.000	44,905,162
4,000	FHLMC TBA	TBA	5.500	3,952,500
7,000	FHLMC TBA	TBA	6.000	7,041,566
Total federal home loan mortgage corporation certificates (cost—$88,422,438)				88,210,773

Federal housing administration certificates—0.52%
203	FHA GMAC	04/01/19	7.480	202,865
1,415	FHA GMAC	02/01/21	7.400	1,415,296
1,234	FHA Reilly	07/01/20	6.896	1,225,028
88	FHA Reilly	08/01/20	7.430	88,105
Total federal housing administration certificates (cost—$2,941,794)				2,931,294

Federal national mortgage association certificates—86.47%
119	FNMA	05/01/09	9.000	121,099
169	FNMA	07/01/09	7.249	174,293
4	FNMA	12/01/09	9.500	4,509
26	FNMA	04/01/10	9.250	26,710
5	FNMA	03/01/11	10.250	5,188
15	FNMA	04/01/11	10.250	15,919
2	FNMA	02/01/12	10.500	2,519
17	FNMA	09/01/12	6.500	17,002
34	FNMA	12/01/12	6.500	34,865
5	FNMA	01/01/13	6.500	5,000
34	FNMA	02/01/13	6.500	34,772
58	FNMA	03/01/13	6.500	58,745
32	FNMA	04/01/13	6.500	32,887
35	FNMA	04/01/13	9.250	35,810
92	FNMA	06/01/13	6.500	95,096
22	FNMA	07/01/13	6.500	22,023
3	FNMA	07/01/13	10.500	2,938

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal national mortgage association certificates—(continued)
6	FNMA	07/01/13	11.000	6,811
25	FNMA	08/01/13	6.500	25,904
166	FNMA	09/01/13	6.500	168,882
45	FNMA	10/01/13	6.500	45,951
68	FNMA	11/01/13	6.500	69,040
[2] 0	FNMA	04/01/14	10.500	362
10	FNMA	05/01/14	5.500	10,489
49	FNMA	05/01/14	9.250	49,561
22	FNMA	09/01/15	10.500	24,504
15	FNMA	10/01/15	11.000	16,785
[2] 0	FNMA	11/01/15	10.500	116
40	FNMA	11/01/15	11.000	42,118
17	FNMA	12/01/15	9.250	17,532
7	FNMA	01/01/16	11.000	7,784
11	FNMA	02/01/16	11.000	11,129
9	FNMA	03/01/16	11.000	9,022
310	FNMA	06/01/17	5.500	309,847
45	FNMA	09/01/17	5.000	44,297
2,088	FNMA	10/01/17	5.000	2,061,872
1,131	FNMA	05/01/18	5.000	1,116,188
24	FNMA	06/01/18	5.000	24,036
31	FNMA	07/01/18	5.000	30,429
546	FNMA	08/01/18	5.000	538,823
1,737	FNMA	10/01/18	5.000	1,715,056
8,646	FNMA[1]	11/01/18	5.000	8,534,163
176	FNMA	12/01/18	5.000	173,635
8,777	FNMA	02/01/19	5.000	8,657,004
2,228	FNMA	04/01/19	5.000	2,197,076
719	FNMA	05/01/19	5.000	708,923
1,893	FNMA	06/01/19	5.000	1,866,994
11,779	FNMA	07/01/19	5.000	11,617,266
151	FNMA	07/01/19	6.500	155,703
2,981	FNMA	08/01/19	5.000	2,940,070
44	FNMA	08/01/19	10.000	47,592
51	FNMA	09/01/19	5.000	50,009
1,662	FNMA	10/01/19	5.000	1,638,453
121	FNMA	10/01/19	9.000	129,534
2,229	FNMA	12/01/19	5.000	2,199,533
3,611	FNMA	01/01/20	5.000	3,557,535
1,606	FNMA	02/01/20	4.500	1,553,938
4,494	FNMA	02/01/20	5.000	4,427,275
1,307	FNMA	03/01/20	5.000	1,287,987
3,233	FNMA	04/01/20	4.500	3,130,383
6,061	FNMA	04/01/20	5.000	5,970,350
54	FNMA	05/01/20	5.000	53,066
7	FNMA	05/01/20	11.000	7,989
49	FNMA	06/01/20	5.000	48,376
1,795	FNMA	07/01/20	5.000	1,768,182
3,982	FNMA	08/01/20	5.000	3,922,697

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal national mortgage association certificates—(continued)
4	FNMA	08/01/20	10.500	4,691
1,161	FNMA	09/01/20	4.500	1,124,418
1,541	FNMA	09/01/20	5.000	1,517,297
31,790	FNMA[1]	10/01/20	5.000	31,313,915
25	FNMA	11/01/20	5.000	24,136
934	FNMA	12/01/20	5.000	919,647
5,061	FNMA	01/01/21	5.000	4,984,005
1,261	FNMA	02/01/21	5.000	1,242,060
475	FNMA	03/01/21	5.000	467,966
248	FNMA	06/01/21	5.000	244,342
6	FNMA	09/01/21	10.500	6,446
10	FNMA	04/01/22	10.500	11,207
3	FNMA	06/01/24	7.500	2,502
29	FNMA	07/01/24	7.500	29,475
73	FNMA	08/01/24	7.500	76,201
3	FNMA	12/01/24	7.500	2,814
12	FNMA	06/01/25	7.500	13,050
14	FNMA	07/01/25	7.500	14,371
165	FNMA	09/01/25	8.500	176,935
57	FNMA	02/01/26	9.000	61,192
10	FNMA	04/01/26	6.500	10,191
126	FNMA	10/01/26	7.500	131,399
60	FNMA	11/01/26	7.500	62,900
79	FNMA	11/01/26	8.000	83,720
104	FNMA	03/01/29	6.500	107,187
250	FNMA	05/01/29	6.500	256,449
197	FNMA	01/01/32	6.000	198,528
98	FNMA	02/01/32	5.500	96,971
197	FNMA	04/01/32	6.000	198,918
188	FNMA	09/01/32	6.000	189,840
235	FNMA	10/01/32	6.000	237,096
2,071	FNMA	11/01/32	5.500	2,052,030
1,043	FNMA	01/01/33	5.500	1,034,646
390	FNMA	01/01/33	6.000	393,474
626	FNMA	02/01/33	5.500	620,417
339	FNMA	02/01/33	6.000	342,263
195	FNMA	06/01/33	5.500	193,018
379	FNMA	06/01/33	6.000	382,262
261	FNMA	07/01/33	6.000	263,060
714	FNMA	09/01/33	5.500	707,563
1,128	FNMA	10/01/33	5.500	1,117,597
268	FNMA	10/01/33	6.000	269,873
268	FNMA	11/01/33	5.500	265,924
823	FNMA	11/01/33	6.000	830,523
1,043	FNMA	12/01/33	5.500	1,033,362
380	FNMA	01/01/34	5.500	376,799
2,790	FNMA	02/01/34	6.000	2,813,199

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal national mortgage association certificates—(concluded)
1,135	FNMA	04/01/34	5.500	1,123,315
192	FNMA	05/01/34	6.000	193,367
632	FNMA	07/01/34	5.500	625,970
489	FNMA	09/01/34	6.000	492,999
516	FNMA	01/01/35	5.500	509,785
1,267	FNMA	01/01/35	6.000	1,276,049
1,039	FNMA	02/01/35	6.000	1,045,396
15	FNMA	03/01/35	5.500	14,645
5,562	FNMA	04/01/35	5.500	5,502,539
16	FNMA	04/01/35	6.000	16,298
20,184	FNMA	05/01/35	5.500	19,958,660
1,170	FNMA	05/01/35	6.000	1,177,932
2,159	FNMA	06/01/35	5.500	2,134,628
601	FNMA	06/01/35	6.000	605,402
656	FNMA	07/01/35	5.500	648,493
2,204	FNMA	07/01/35	6.000	2,218,443
5,591	FNMA	08/01/35	5.000	5,400,407
1,821	FNMA	08/01/35	5.500	1,800,173
961	FNMA	08/01/35	6.000	967,103
316	FNMA	09/01/35	5.000	305,191
1,295	FNMA	09/01/35	6.000	1,303,655
34,929	FNMA	10/01/35	5.000	33,734,845
326	FNMA	10/01/35	6.000	327,958
77	FNMA	11/01/35	6.000	77,364
47,740	FNMA	01/01/36	5.500	47,205,935
55,674	FNMA[1]	02/01/36	5.000	53,769,989
975	FNMA	02/01/36	5.500	963,991
984	FNMA	04/01/36	5.500	972,219
477	FNMA	07/01/36	5.500	471,895
375	FNMA ARM	09/01/15	6.855	372,285
19	FNMA ARM	11/01/23	5.216	19,474
667	FNMA ARM	03/01/25	6.032	679,782
85	FNMA ARM	02/01/26	6.251	85,993
85	FNMA ARM	09/01/26	7.225	85,660
2,939	FNMA ARM	10/01/26	6.731	2,952,159
166	FNMA ARM	12/01/27	6.632	169,450
61	FNMA ARM	02/01/29	7.047	62,373
222	FNMA ARM	02/01/30	7.000	224,124
239	FNMA ARM	05/01/30	5.480	241,885
118	FNMA ARM	07/01/30	5.668	119,919
2,798	FNMA ARM	03/01/44	5.763	2,809,419
55,500	FNMA TBA	TBA	5.000	53,432,120
36,000	FNMA TBA	TBA	5.500	35,789,382
33,500	FNMA TBA	TBA	6.000	33,698,923
36,000	FNMA TBA	TBA	6.500	36,686,232
Total federal national mortgage association certificates (cost—$481,639,684)				482,459,351

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—5.17%
1,048	Chevy Chase Funding LLC, Series 2004-1, Class A1 [3]	01/25/35	5.600[4]	1,049,541
7,250	Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1	05/20/46	5.530[4]	7,263,540
1,137	Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1	04/25/11	7.826	1,165,827
146	FHLMC REMIC, Series 0023, Class KZ	11/25/23	6.500	150,581
38	FHLMC REMIC, Series 0159, Class H	09/15/21	4.500	37,902
187	FHLMC REMIC, Series 1003, Class H	10/15/20	6.125[4]	186,758
8	FHLMC REMIC, Series 1349, Class PS	08/15/22	7.500	7,745
1,188	FHLMC REMIC, Series 1502, Class PX	04/15/23	7.000	1,223,419
598	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000	588,446
218	FHLMC REMIC, Series 1573, Class PZ	09/15/23	7.000	226,369
100	FHLMC REMIC, Series 1658, Class GZ	01/15/24	7.000	104,082
487	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500	486,258
19	FHLMC REMIC, Series 1775, Class Z	03/15/25	8.500	19,390
[2] 0	FHLMC REMIC, Series 2258, Class F	06/15/29	5.670[4]	300
155	FHLMC REMIC, Series 2411, Class FJ	12/15/29	5.670[4]	155,096
584	FNMA REMIC, Trust 1987-002, Class Z	11/25/17	11.000	651,022
454	FNMA REMIC, Trust 1988-007, Class Z	04/25/18	9.250	481,642
5	FNMA REMIC, Trust 1992-074, Class Z	05/25/22	8.000	4,737
29	FNMA REMIC, Trust 1992-129, Class L	07/25/22	6.000	29,980
86	FNMA REMIC, Trust 1992-158, Class ZZ	08/25/22	7.750	91,797
1,140	FNMA REMIC, Trust 1993-037, Class PX	03/25/23	7.000	1,184,834
4	FNMA REMIC, Trust 1993-240, Class Z	12/25/13	6.250	4,031
48	FNMA REMIC, Trust 1993-250, Class Z	12/25/23	7.000	49,349
109	FNMA REMIC, Trust G92-040, Class ZC	07/25/22	7.000	113,518
137	FNMA REMIC, Trust G94-006, Class PJ	05/17/24	8.000	145,014
107	GNMA REMIC, Trust 2000-009, Class FH	02/16/30	5.820[4]	108,542
4,524	Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A	02/25/35	5.640[4]	4,545,850
1,275	Sequoia Mortgage Trust, Series 5, Class A	10/19/26	5.670[4]	1,274,243
300	Small Business Administration, Series 2000-10, Class B1	08/01/10	7.449	315,892
4,496	Structured Asset Mortgage Investments Inc., Series 2006-AR3, Class 11A1	04/25/36	5.530[4]	4,499,269
2,679	Washington Mutual, Series 2003-R1, Class A1	12/25/27	5.590[4]	2,678,002
Total collateralized mortgage obligations (cost—$28,441,309)				28,842,976

Asset-backed securities—3.47%
4,328	Centex Home Equity Loan Trust, Series 2006-A, Class AV1	06/25/36	5.370[4]	4,327,556
525	Conseco Finance Securitizations Corp., Series 2000-5, Class M1 [5]	02/01/32	8.400	81,013
1,638	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class B 3,6,*	08/15/25	6.420[4]	16,381

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Asset-backed securities—(concluded)
628	EMC Mortgage Loan Trust, Series 2003-A, Class A2 [3]	08/25/40	6.070[4]	637,666
24	First Franklin Mortgage Loan Trust, Series 2003-FF5, Class A2	03/25/34	5.980[4]	23,476
102	Green Tree Financial Corp., Series 1998-2, Class A5	11/01/16	6.240	102,739
3,334	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A1	01/25/36	5.410[4]	3,334,144
2,828	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMCI, Class A2A	01/25/37	5.400[4]	2,828,521
810	Renaissance Home Equity Loan Trust, Series 2003-2, Class A	08/25/33	5.760[4]	812,211
58	Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A	01/25/34	5.660[4]	57,839
2,141	Specialty Underwriting & Residential Financing, Series 2006-BC1, Class A2A	12/25/36	5.400[4]	2,141,539
5,000	Wells Fargo Home Equity Trust, Series 2005-2, Class AII2 [3]	10/25/35	5.560[4]	5,007,626
Total asset-backed securities (cost—$21,417,467)				19,370,711

Stripped mortgage-backed securities [7]—0.19%
416	FHLMC REMIC, Series 0013, Class B [5]	06/25/23	7.000	86,444
16	FHLMC REMIC, Series 1554, Class I [5]	08/15/08	6.500	496
212	FHLMC REMIC, Series 1627, Class PN [5]	09/15/22	6.000	2,115
31	FHLMC REMIC, Series 2136, Class GD [5]	03/15/29	7.000	6,492
162	FHLMC REMIC, Series 2178, Class PI [5]	08/15/29	7.500	34,293
[2] 0	FNMA REMIC, Trust 1992-142, Class KB [5]	08/25/07	11.980	602
[2] 0	FNMA REMIC, Trust 1992-157, Class JA [5]	09/25/07	10.146	586
39,436	Hilton Hotel Pool Trust, Series 2000-HLTA, Class X [3]	10/03/15	0.609[8]	913,379
Total stripped mortgage-backed securities (cost—$1,027,137)				1,044,407

Certificates of deposit—2.51%

Banking-US — 2.51%
14,000	Citibank N.A. (cost—$14,000,000)	12/28/06	5.300	14,000,000

Commercial paper[9]—0.68%

Banking-US — 0.34%
300	Bank of America Corp.	12/01/06 to 12/14/06	5.260 to 5.275	298,492
1,600	BNP Paribas Finance	11/01/06	5.370	1,600,000
				1,898,492
Finance-noncaptive diversified — 0.34%
1,900	General Electric Capital Corp.	01/17/07	5.250	1,878,665
Total commercial paper (cost—$3,777,157)				3,777,157

Short-term US government and agency obligations[9]—0.80%
4,100	Federal Home Loan Mortgage Corp.	01/23/07	5.274	4,051,460

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Short-term US government and agency obligations[9]—(concluded)
440	US Treasury Bills [10]	12/14/06	4.810	437,472
Total short-term US government and agency obligations (cost—$4,488,932)				4,488,932

Repurchase agreement—7.47%
41,678	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $43,550,000 US Treasury Notes, 3.500% due 08/15/09; (value—$42,515,688); proceeds: $41,683,673 (cost—$41,678,000)	11/01/06	4.900	41,678,000

Number of contracts (000)

Options—0.00%

Call options purchased[5] — 0.00%
41,700	3 Month LIBOR[11] Interest Rate Swap, strike @ 4.73%, expires 02/01/07 (cost—$142,822)			26,688
Total investments before investments sold short (cost—$806,925,844)[12] — 144.60%				806,831,431

Principal amount (000) ($)

Investments sold short—(19.60)%
(56,500)	FNMA TBA	TBA	5.000	(54,455,560)
(11,000)	GNMA TBA	TBA	5.500	(10,951,875)
(11,000)	GNMA TBA	TBA	6.000	(11,123,750)
(32,000)	GNMA TBA	TBA	6.500	(32,849,984)
Total investments sold short (proceeds—$109,182,500)				(109,381,169)
Liabilities in excess of other assets — (25.00)%				(139,487,123)
Net Assets — 100.00%				557,963,139

*	Non-income producing security.
1	Partial amount pledged as collateral for investments sold short.
2	Principal amount is less than $500.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.37% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Floating rate security. The interest rate shown is the current rate as of October 31, 2006.
5	Illiquid security. These securities represent 0.13% of net assets as of October 31, 2006.
6	Bond interest in default.
7

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

8	Annualized yield at date of purchase.
9	Interest rate shown is the discount rate at date of purchase.
10	Partial amount delivered to broker as collateral for futures transactions.
11	3 Month LIBOR (London Interbank Offered Rate) at October 31, 2006 was 5.371%.
12

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $5,001,868 and $5,096,281, respectively, resulting in net unrealized depreciation of investments of $94,413.

ARM	Adjustable Rate Mortgage. The interest rates shown are the current rates as of October 31, 2006.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Written options

Number of
contracts
(000)		Value ($)

Call options written [5]
17,900	3 Month LIBOR [11] Interest Rate Swap, strike @ 4.78%, expires 02/01/07 (premiums received — $146,780)	31,862

Written option activity for the three months ended October 31, 2006 was as follows:

	Number of	Amount of
	contracts	premiums
	(000)	received ($)
Options outstanding at July 31, 2006	60,900	575,705
Options expired prior to exercise	(43,000)	(428,925)
Options outstanding at October 31, 2006	17,900	146,780

Futures contracts

				Unrealized
Number of		In	Expiration	appreciation
contracts	Contracts to receive	exchange for ($)	dates	(depreciation) ($)
100	90 Day Euro Dollar Futures	23,710,000	December 2006	(51,250)
112	90 Day Euro Dollar Futures	26,590,200	March 2007	(51,800)
282	90 Day Euro Dollar Futures	66,823,000	June 2007	116,750
136	90 Day Euro Dollar Futures	32,294,100	September 2007	48,400
96	90 Day Euro Dollar Futures	22,808,850	December 2007	49,950
				112,050

Interest rate swaps 5

Notional			Rate type				Unrealized
amount (000)		Termination dates	Payments made by the fund (%)		Payments received by the fund (%)		appreciation (depreciation) ($)
USD	8,100	12/20/13	5.371	[11]	5.000		185,550
USD	5,700	12/20/13	5.371	[11]	5.000		130,572
USD	3,000	12/15/15	5.000		5.371	[11]	26,352
USD	10,000	12/20/16	5.000		5.371	[11]	(320,531)
USD	15,100	12/20/16	5.000		5.371	[11]	(486,154)
							(464,211)

USD    US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

US government obligations—10.13%
50	US Treasury Bonds	02/15/36	4.500	48,258
514	US Treasury Inflation Index Bonds	01/15/26	2.000	490,898
4,135	US Treasury Inflation Index Notes	04/15/11	2.375	4,112,392
2,061	US Treasury Inflation Index Notes	07/15/14	2.000	2,007,096
1,868	US Treasury Inflation Index Notes	07/15/16	2.500	1,894,572
4,130	US Treasury Notes	05/31/08	4.875	4,136,938
28,965	US Treasury Notes	08/15/16	4.875	29,566,922
Total US government obligations (cost—$42,126,810)				42,257,076

Government national mortgage association certificate—0.33%
1,407	GNMA II ARM (cost—$1,380,007)	06/20/34	3.750	1,375,968

Federal home loan bank certificates—4.98%
4,485	FHLB	03/07/07	3.050	4,446,514
7,400	FHLB	03/07/07	3.750	7,358,560
9,000	FHLB	05/08/07	4.250	8,953,209
Total federal home loan bank certificates (cost—$20,815,636)				20,758,283

Federal home loan mortgage corporation certificates—7.36%
4,200	FHLMC	03/16/07	2.700	4,158,189
3,875	FHLMC	04/19/07	3.010	3,834,336
1,125	FHLMC	02/27/09	3.750	1,093,334
175	FHLMC	08/01/20	5.000	172,738
790	FHLMC	09/01/20	5.000	777,957
974	FHLMC	10/01/20	5.000	960,076
819	FHLMC	11/01/20	5.000	806,762
7,860	FHLMC	12/01/20	5.000	7,738,503
1,190	FHLMC	01/01/21	5.000	1,171,916
157	FHLMC	03/01/21	5.000	154,558
3,381	FHLMC	04/01/21	5.000	3,328,157
234	FHLMC	05/01/21	5.000	230,336
1,329	FHLMC ARM	12/01/34	4.190	1,291,545
2,076	FHLMC ARM	05/01/36	5.431	2,069,432
2,875	FHLMC ARM	10/01/36	6.094	2,905,751
Total federal home loan mortgage corporation certificates (cost—$30,540,583)				30,693,590

Federal national mortgage association certificates—4.37%
3,775	FNMA	01/30/07	2.710	3,750,345
1,915	FNMA	01/26/09	4.000	1,879,320
1,377	FNMA	11/01/11	5.793	1,414,530
1,460	FNMA	08/01/12	5.250	1,470,490
845	FNMA	05/01/13	4.625	820,530
456	FNMA ARM	08/01/32	5.525	455,105
1,861	FNMA ARM	04/01/34	3.997	1,816,010
1,374	FNMA ARM	06/01/34	3.848	1,334,297
5,379	FNMA ARM	07/01/35	4.657	5,299,113
Total federal national mortgage association certificates (cost—$18,471,871)				18,239,740

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—29.68%
2,460	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A	11/15/31	7.333	2,591,586
1,958	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	04/15/36	6.503	2,042,069
2,145	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	06/11/35	6.186	2,240,961
1,819	Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1	11/25/39	5.690[1]	1,822,466
3,095	Bear Stearns ARM Trust, Series 2004-5, Class 2A	07/25/34	4.011	3,025,438
2,400	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4	08/13/39	4.680	2,329,189
2,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	01/15/32	7.198	2,101,556
1,283	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	09/15/30	6.030	1,290,592
2,592	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B	05/17/40	6.480	2,631,348
2,010	FHLMC REMIC Trust, Series 2626, Class NA	06/15/23	5.000	2,000,930
2,098	FHLMC REMIC Trust, Series 2964, Class NA	02/15/26	5.500	2,107,065
2,852	FHLMC REMIC Trust, Series 3154, Class PJ	03/15/27	5.500	2,867,681
2,363	FHLMC REMIC Trust, Series 3159, Class TA	11/15/26	5.500	2,375,759
3,360	FHLMC REMIC Trust, Series 3162, Class OA	10/15/26	6.000	3,405,318
2,583	FHLMC REMIC Trust, Series 3184, Class LA	03/15/28	6.000	2,619,214
8,169	FHLMC REMIC Trust, Series 3200, Class AD	05/15/29	5.500	8,176,637
3,200	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5	05/25/36	6.000	3,226,975
1,258	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2	11/18/35	6.560	1,273,660
3,125	First Union National Bank Commercial Mortgage Trust, Series 2001-C3, Class A3	08/15/33	6.423	3,276,614
3,012	FNMA REMIC Trust, Series 2004-25, Class PA	10/25/30	5.500	3,010,728
2,179	FNMA REMIC Trust, Series 2004-36, Class BS	11/25/30	5.500	2,187,013
3,225	FNMA REMIC Trust, Series 2005-47, Class PA	09/25/24	5.500	3,226,343
1,610	FNMA REMIC Trust, Series 2005-57, Class PA	05/25/27	5.500	1,613,841
2,212	FNMA REMIC Trust, Series 2005-70, Class KB	05/25/35	5.500	2,228,985
2,327	FNMA REMIC Trust, Series 2005-83, Class LA	10/25/35	5.500	2,343,667
2,434	FNMA REMIC Trust, Series 2005-109, Class PV	10/25/32	6.000	2,487,028
3,229	FNMA REMIC Trust, Series 2006-53, Class BA	02/25/27	6.000	3,265,953
789	FNMA REMIC Trust, Series 2006-62, Class TA	06/25/28	5.500	791,956
2,597	FNMA REMIC Trust, Series 2006-63, Class QB	09/25/27	5.500	2,604,955
2,460	FNMA REMIC Trust, Series 2006-65, Class HA	02/25/29	5.500	2,468,948
1,474	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	08/15/36	7.179	1,535,936
2,835	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2	09/15/35	6.957	3,010,266
2,520	GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2	04/15/34	6.465	2,637,133
1,650	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	05/10/43	4.754	1,585,022
700	Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	07/10/39	4.751	676,253

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—(concluded)
2,090	J.P. Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A4	01/12/37	4.529	2,034,445
3,828	J.P. Morgan Mortgage Trust, Series 2006-A2, Class 5A3	11/25/33	3.753	3,768,100
3,443	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3	02/18/30	6.480	3,467,417
1,814	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	10/15/35	6.210	1,841,154
90	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1	10/15/32	7.105	90,168
2,500	Morgan Stanley Capital I, Series 1999-LIFE, Class A2	04/15/33	7.110	2,612,889
2,600	Morgan Stanley Capital I, Series 2005-HQ6, Class A2A	08/13/42	4.882	2,577,096
2,607	Nationslink Funding Corp., Series 1998-2, Class A2	08/20/30	6.476	2,644,503
31	Nationslink Funding Corp., Series 1999-SL, Class A6	11/10/30	6.608	30,824
3,056	Residential Accredit Loans, Inc., Series 2006-QS2, Class 1A9	03/25/36	5.500	3,053,140
1,732	Small Business Administration, Series 2004-P10B, Class 1	08/10/14	4.754	1,689,528
597	Structured ARM Loan Trust, Series 2004-13, Class A2	09/25/34	5.620	597,339
1,304	Structured Asset Securities Corp., Series 2003-2, Class C [2]	01/21/09	5.774[1]	1,303,811
939	Structured Asset Securities Corp., Series 2003-AL1, Class A [3]	04/25/31	3.356	844,358
2,647	Structured Asset Securities Corp., Series 2004-6, Class 4A1 ARM	06/25/34	4.838	2,613,537
1,861	TIAA Real Estate CDO Ltd., Series 2001-C1A, Class A3 [3]	06/19/26	6.560	1,888,051
2,860	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2 [3]	05/25/36	5.150	2,861,951
2,807	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1	06/25/34	4.524[1]	2,740,275
Total collateralized mortgage obligations (cost—$124,124,973)				123,737,671

Asset-backed securities—17.70%
3,000	American Express Master Credit Card Trust, Series 2005-5, Class A	02/15/13	5.360[1]	3,000,964
2,800	Bank One Issuance Trust, Series 2003-A3, Class A3	12/15/10	5.430[1]	2,804,353
3,800	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	07/15/09	4.050	3,766,883
3,800	Chase Credit Card Master Trust, Series 2003-6, Class A	02/15/11	5.430[1]	3,807,839
2,800	Chase Issuance Trust, Series 2004-A9, Class A9	06/15/10	3.220	2,748,680
3,200	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	07/15/10	5.340	3,211,795

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Asset-backed securities—(concluded)
2,890	Citibank Credit Card Issuance Trust, Series 1998-2, Class A	01/15/10	6.050	2,922,115
3,475	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	05/17/10	2.900	3,362,945
4,175	Citibank Credit Card Issuance Trust, Series 2003-A9, Class A9	11/22/10	5.473[1]	4,181,488
3,325	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	01/20/09	2.550	3,304,892
3,325	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	08/24/09	3.200	3,270,131
649	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF1	10/25/35	5.450[1]	649,477
1,694	Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV1	04/25/36	5.410[1]	1,694,058
1,897	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A1	03/25/36	5.440[1]	1,897,066
1,510	Countrywide Asset-Backed Certificates, Series 2006-IM1, Class A1	04/25/36	5.410[1]	1,509,991
1,089	DaimlerChrysler Auto Trust, Series 2004-B, Class A3	09/08/08	3.180	1,082,459
2,978	DaimlerChrysler Auto Trust, Series 2005-B, Class A3	09/08/09	4.040	2,954,132
2,000	Epoch 2002 Ltd. [3]	05/30/07	6.000[1]	2,009,000
3,325	Ford Credit Auto Owner Trust, Series 2006-A, Class A3	03/15/10	5.050	3,318,106
3,375	Honda Auto Receivables Owner Trust, Series 2006-3, Class A3	10/15/10	5.120	3,381,855
2,925	MBNA Master Credit Card Trust, Series 2004-A4, Class A4	09/15/09	2.700	2,891,910
3,775	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3	02/15/10	5.160	3,774,110
3,725	Nissan Auto Receivables Owner Trust, Series 2006-C, Class A4	06/15/12	5.450	3,776,800
1,946	Residential Asset Mortgage Products, Inc., Series 2006-RS2, Class A1	11/25/26	5.400[1]	1,946,019
3,300	Sallie Mae Student Loan Trust, Series 2005-8, Class A4	01/25/28	4.250	3,241,524
3,275	Wachovia Auto Owner Trust, Series 2006-A, Class A3	02/22/11	5.350	3,289,396
Total asset-backed securities (cost—$74,046,768)				73,797,988

Corporate notes—27.68%
Aerospace & defense — 0.30%
565	Northrop Grumman Corp.	11/16/06	4.079	564,709
689	Raytheon Co.	08/15/07	6.750	695,410
				1,260,119

Airlines—0.13%
512	Continental Airlines, Inc.	02/02/19	6.545	521,100

Automotive — 0.51%
800	DaimlerChrysler N.A. Holding	06/15/10	4.875	781,068
1,150	DaimlerChrysler N.A. Holding	09/08/11	5.750	1,150,863

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(continued)
Automotive—(concluded)
200	DaimlerChrysler N.A. Holding	11/15/13	6.500	206,690
				2,138,621

Banking-non-US — 0.80%
390	HBOS Treasury Services PLC [3]	01/12/07	3.125	388,064
500	HBOS Treasury Services PLC [3]	09/30/08	3.750	486,874
1,400	Kreditanstalt Fuer Wiederaufbau	09/21/07	3.250	1,374,113
650	National Westminster Bank	10/15/07[4]	7.750[5]	662,481
425	Swedish Export Credit Corp.	01/15/08	3.500	418,067
				3,329,599

Banking-US — 5.80%
200	BAC Capital Trust XI	05/23/36	6.625	215,443
400	BankBoston N.A.	04/15/08	6.375	406,518
3,200	Bank of America Corp.	03/24/09	5.399[1]	3,202,509
1,315	Bank of America Corp.	02/15/10	7.800	1,418,181
90	Bank of America Corp.	08/01/10	4.500	88,265
250	Bank One Corp.	06/30/08	2.625	239,797
975	Bank One N.A., Illinois [6]	01/15/08	3.700	956,039
1,300	DEPFA Asset Covered Securities Bank [3]	10/28/15	4.875	1,283,902
825	Deutsche Bank AG NY	03/15/07	3.843[1]	825,000
3,925	HSBC Bank USA	06/07/07	3.870	3,925,000
635	Suntrust Bank	10/15/07	3.625	624,519
430	Suntrust Bank	10/15/08	4.000	420,594
500	Suntrust Bank	06/15/09	4.415	491,340
1,425	US Bank N.A.	03/12/07	2.400	1,408,423
860	US Bank N.A.	02/01/08	6.500	870,622
785	US Central Credit Union	05/30/08	2.750	754,535
1,875	Wachovia Bank N.A.	03/23/09	5.429[1]	1,874,807
1,500	Wachovia Corp.	11/01/06	4.950	1,500,000
840	Wachovia Corp.	12/15/08	5.625	846,948
1,150	Wells Fargo & Co.	08/15/08	3.120	1,109,427
1,545	Wells Fargo & Co.	01/15/10	4.200	1,502,625
220	Wells Fargo & Co.	01/12/11	4.875	218,399
				24,182,893

Diversified financials — 0.35%
450	Encana Holdings Financial Corp.	05/01/14	5.800	454,131
845	Nationwide Building Society [3]	01/30/07	2.625	839,306
180	Nationwide Building Society [3]	02/01/10	4.250	174,762
				1,468,199

Diversified manufacturing — 0.25%
975	Tyco International Group SA	10/15/11	6.375	1,023,535

Electric utilities — 0.79%
520	American Electric Power	08/16/07	4.709	517,062

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(continued)
Electric utilities—(concluded)
625	DTE Energy Co.	08/16/07	5.630	625,628
650	PSEG Funding Trust	11/16/07	5.381	649,234
950	Scottish Power PLC	03/15/10	4.910	936,700
600	SP Powerassets Ltd. [3]	10/22/08	3.800	583,946
				3,312,570

Energy — 0.62%
675	Anadarko Petroleum Corp.	05/01/08	3.250	653,780
925	Anadarko Petroleum Corp.	09/15/16	5.950	939,416
340	Florida Power Corp.	03/01/13	4.800	330,795
675	Ocean Energy, Inc.	10/01/07	4.375	668,547
				2,592,538

Finance-consumer — 0.28%
1,175	Commercial Credit Co.	07/01/07	6.750	1,183,532

Financial services — 8.88%
450	Bank of New York Co., Inc. MTN [6]	09/01/07	3.900	445,080
550	Bear Stearns Co., Inc.	03/25/09	3.250	527,196
670	Bear Stearns Co., Inc. [7]	06/23/10	4.550	656,805
4,445	Citigroup, Inc.	02/22/10	4.125	4,321,407
340	Citigroup, Inc.	08/03/10	4.625	334,587
2,875	Eksportfinans A/S	07/15/09	4.375	2,826,683
1,900	Eksportfinans A/S	05/25/16	5.500	1,962,977
1,225	General Electric Capital Corp.	08/15/07	3.500	1,208,928
4,555	General Electric Capital Corp.	11/15/11	5.000	4,532,598
3,650	General Electric Capital Corp. MTN	01/15/08	5.424[1]	3,653,391
695	General Electric Capital Corp. MTN	09/01/09	4.125	678,503
2,350	General Electric Capital Corp. MTN	10/21/10	4.875	2,332,253
350	HSBC Finance Corp.	01/30/07	5.750	350,310
50	HSBC Finance Corp.	08/01/10	6.375	51,997
1,530	J.P. Morgan Chase & Co.	02/01/08	4.000	1,504,434
450	Lehman Brothers Holdings, Inc.	03/13/09	3.600	435,160
895	Lehman Brothers Holdings, Inc.	04/25/11	5.750	914,078
905	Lehman Brothers Holdings, Inc.	07/18/11	5.750	924,470
800	Massmutual Global Funding [3]	07/15/08	2.550	764,890
3,530	Morgan Stanley	03/07/08	5.440[1]	3,533,082
1,460	Morgan Stanley [7]	01/21/11	5.050	1,452,031
250	Morgan Stanley	04/15/11	6.750	264,517
340	Morgan Stanley	01/09/12	5.625	345,417
575	Morgan Stanley	04/01/12	6.600	608,947
1,000	New York Life Global Funding MTN [3]	01/15/09	3.875	973,067
455	Principal Life Global Funding [3]	04/30/08	3.625	443,681
345	State Street Corp.	06/15/10	7.650	370,859
250	TIAA Global Markets [3]	01/22/08	3.875	245,713
375	US Bancorp	08/23/07	3.950	370,854
				37,033,915

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(continued)
Insurance — 1.07%
1,430	Berkshire Hathaway Finance Corp.	01/15/10	4.125	1,391,446
1,350	Chubb Corp.	11/16/07	4.934	1,345,213
625	Liberty Mutual Group [3]	08/15/16	6.700	664,557
235	Metropolitan Life Global Funding [3]	07/30/09	4.250	229,219
850	Prudential Financial, Inc.	05/01/08	3.750	831,661
				4,462,096

Media — 0.90%
1,525	Comcast Corp.	11/15/10	5.450	1,532,736
550	Comcast Corp.	03/15/16	5.900	553,571
745	Lenfest Communications, Inc.	02/15/08	7.625	764,759
225	News America Holdings	07/15/24	9.500	290,125
200	News America Holdings	02/23/25	8.500	236,817
350	Time Warner, Inc. [7]	02/01/24	7.570	384,598
				3,762,606

Medical providers — 0.72%
1,980	Aetna, Inc.	06/15/16	6.000	2,047,621
950	WellPoint, Inc.	01/15/11	5.000	940,022
				2,987,643

Oil & gas — 0.37%
1,250	ConocoPhillips Co.	05/25/10	8.750	1,394,330
150	Encana Corp.	08/15/09	4.600	147,335
				1,541,665

Oil refining — 0.13%
225	Enterprise Products Operating LP	10/15/07	4.000	221,718
300	Tosco Corp.	01/01/07	7.250	300,660
				522,378

Oil services — 0.21%
850	Halliburton Co.	10/15/10	5.500	855,907

Pharmaceuticals — 0.41%
875	Abbott Laboratories	05/15/11	5.600	891,782
460	Merck & Co., Inc.	03/30/07	2.500	454,797
340	Schering-Plough Corp.	12/01/13	5.550	341,998
				1,688,577

Railroads — 0.13%
555	Union Pacific Corp.	12/01/06	6.700	555,457

Real estate investment trusts — 0.60%
340	Archstone-Smith Operating Trust	08/15/07	5.000	338,688
555	AvalonBay Communities, Inc. MTN	08/01/07	5.000	552,437
280	AvalonBay Communities, Inc. MTN	11/01/12	6.125	291,290
780	ERP Operating LP	03/15/12	6.625	826,683
225	Rouse Co.	03/15/09	3.625	212,641
315	Rouse Co.	11/26/13	5.375	294,015
				2,515,754

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(concluded)
Retail — 0.45%
130	Federated Department Stores	09/01/08	6.625	132,394
1,275	May Department Stores Co.	07/15/07	3.950	1,259,044
440	May Department Stores Co.	10/15/16	7.450	476,966
				1,868,404

Software — 0.40%
1,700	Oracle Corp./Ozark Holdings	01/15/11	5.000	1,688,452

Specialty purpose entity — 0.42%
330	BAE Systems Holdings, Inc. [3]	08/15/15	5.200	316,273
1,425	UnitedHealth Group	03/15/11	5.250	1,422,709
				1,738,982

Telecommunications — 1.81%
1,585	AT&T Broadband Corp.	03/15/13	8.375	1,810,564
110	Cox Communications, Inc.	11/01/10	7.750	118,849
350	Cox Communications, Inc.	10/01/12	7.125	374,137
725	SBC Communications, Inc. [3]	06/05/07	4.214	719,541
95	SBC Communications, Inc.	02/01/12	5.875	97,037
475	Sprint Capital Corp.	01/30/11	7.625	511,961
100	TCI Communications, Inc.	08/01/13	7.875	111,846
50	TCI Communications, Inc.	08/01/15	8.750	59,224
265	Telecom Italia Capital	11/15/13	5.250	253,462
205	Telecom Italia Capital	10/01/15	5.250	191,700
950	Telefonica Emisones SAU	06/20/16	6.421	984,613
235	Telefonica Europe BV	09/15/10	7.750	254,290
2,030	Verizon New Jersey, Inc.	01/17/12	5.875	2,064,045
				7,551,269

Utilities — 0.90%
875	Dominion Resources, Inc.	11/15/06	3.660	874,452
650	Dominion Resources, Inc.	12/15/09	5.125	646,327
100	Dominion Resources, Inc.	09/15/14	7.195	109,243
950	Nisource Finance Corp.	11/23/09	5.968[1]	949,914
1,075	Nisource Finance Corp.	11/15/10	7.875	1,162,190
				3,742,126

Wireless telecommunications — 0.45%
900	Vodafone Group PLC	01/30/08	3.950	885,980
920	Vodafone Group PLC	02/15/10	7.750	987,343
				1,873,323
Total corporate notes (cost—$116,161,907)				115,401,260

International government obligation[7]—0.10%
400	United Mexican States (cost—$423,409)	09/27/34	6.750	431,000

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreement—0.07%
293	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $8,777 US Treasury Bonds, 12.500% due 08/15/14 and $289,122 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$298,865); proceeds: $293,040 (cost—$293,000)	11/01/06	4.900	293,000

Number of contracts (000)

Option—0.01%
Put options purchased — 0.01%
84	US Treasury Note 10 Year Futures, strike @ 106, expires 02/23/07 (cost—$47,403)	19,688

Number of shares (000)

Investments of cash collateral from securities loaned—0.63%
Money market funds[8] — 0.15%

[9] 0	AIM Prime Portfolio		5.196	163
[9] 0	DWS Money Market Series		5.234	498
641	UBS Private Money Market Fund LLC [10]		5.237	640,990
Total money market funds (cost—$641,651)				641,651

Repurchase agreement — 0.48%
2,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $2,045,000 US Treasury Notes, 4.125% due 08/15/08; (value—$2,041,485); proceeds: $2,000,294	11/01/06	5.290	2,000,000

Total investments of cash collateral from securities loaned (cost—$2,641,651)				2,641,651
Total investments (cost — $431,074,018) [11,12] — 103.04%				429,646,915
Liabilities in excess of other assets — (3.04)%				(12,665,233)
Net assets — 100.00%				416,981,682

[1]	Floating rate securities. The interest rates shown are the current rates as of October 31, 2006.
[2]	Illiquid security representing 0.31% of net assets as of October 31, 2006.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.77% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	Variable rate securities—The interest rates shown are the current rates as of October 31, 2006, and reset at the next call date.
[6]	Entire amount delivered to broker as collateral for futures transactions.
[7]	Security, or portion thereof, was on loan at October 31, 2006.
[8]	Interest rates shown reflect yield at October 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

[9]	Amount represents less than 500 shares.
[10]	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	7/31/06 ($)	10/31/06 ($)	10/31/06 ($)	10/31/06 ($)	10/31/06 ($)
UBS Private Money Market Fund LLC	1,543,142	35,074,913	35,977,065	640,990	669

[11]	Includes $2,508,455 of investments in securities on loan, at value.
[12]

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $1,525,083 and $2,952,186, respectively, resulting in net unrealized depreciation of investments of $1,427,103.

ARM	Adjustable Rate Mortgage—The interest rates shown are the current rates as of October 31, 2006.
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TIAA	Teachers Insurance and Annuity Association

Futures contracts

				Unrealized
Number of		In	Expiration	appreciation
contracts	Contracts to receive	exchange for ($)	dates	(depreciation) ($)
311	US Treasury Note 10 Year Futures	33,307,347	December 2006	348,021
29	US Treasury Note 10 Year Futures	3,099,426	March 2007	41,572
				389,593

	Contracts to deliver
16	US Treasury Bond 10 Year Futures	1,763,869	December 2006	(38,666)
24	US Treasury Note 5 Year Futures	2,516,250	December 2006	(17,303)
				(55,969)
				333,624

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	receive	exchange for		date	(depreciation) ($)
Euro Dollar	31,275	USD	39,593	01/10/07	(467)
Euro Dollar	4,053,125	USD	5,214,832	01/10/07	23,228
United States Dollar	5,170,687	EUR	4,084,400	01/10/07	60,977
					83,738

Currency type abbreviations:

EUR  Euro Dollar

USD  US Dollar

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	96.8
United Kingdom	1.0
Norway	0.7
Germany	0.3
Ireland	0.3
Luxembourg	0.3
Canada	0.1
Singapore	0.1
Mexico	0.1
Sweden	0.1
Netherlands	0.1
Italy	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)	Value ($)

Government national mortgage association certificates—0.09%
98	GNMA	06/15/17	8.000	102,388
108	GNMA	07/15/17	8.000	113,759
59	GNMA	09/15/17	8.000	61,583
131	GNMA	11/15/17	8.000	137,170
15	GNMA II ARM	11/20/23	5.125	15,044
18	GNMA II ARM	07/20/25	4.750	18,305
40	GNMA II ARM	01/20/26	5.375	39,832
61	GNMA II ARM	05/20/26	5.375	60,968
Total government national mortgage association certificates (cost—$550,849)				549,049

Federal home loan bank certificate—0.31%
1,900	FHLB (cost—$1,844,231)	12/20/11	5.000	1,871,053

Federal home loan mortgage corporation certificates—1.68%
3,515	FHLMC	11/01/08	4.500	3,472,045
1,522	FHLMC	05/01/25	7.645	1,649,399
2,271	FHLMC	05/01/35	5.500	2,227,918
364	FHLMC	09/01/35	5.000	351,835
187	FHLMC	10/01/35	5.000	181,120
1,654	FHLMC	11/01/35	5.000	1,598,108
588	FHLMC	04/01/36	5.500	576,103
Total federal home loan mortgage corporation certificates (cost—$10,023,045)				10,056,528

Federal housing administration certificates—0.05%
173	FHA GMAC	06/01/21	7.430	172,849
81	FHA Reilly	08/01/20	7.430	81,328
42	FHA Reilly	10/01/20	7.430	42,374
Total federal housing administration certificates (cost—$307,981)				296,551

Federal national mortgage association certificates—25.46%
3,645	FNMA	12/01/09	6.970	3,818,887
30	FNMA	06/01/33	5.500	30,104
12	FNMA	07/01/33	5.500	11,601
446	FNMA	01/01/35	5.500	441,150
282	FNMA	05/01/35	5.500	278,853
1,702	FNMA	06/01/35	5.500	1,682,865
1,078	FNMA	08/01/35	5.500	1,066,320
931	FNMA	09/01/35	5.000	899,387
495	FNMA	10/01/35	5.500	489,058
1,405	FNMA	11/01/35	5.500	1,389,157
3,774	FNMA	12/01/35	5.500	3,731,666
3,543	FNMA	01/01/36	5.500	3,504,263
71,626	FNMA	02/01/36	5.000	69,176,401
4,046	FNMA	02/01/36	5.500	3,999,487
15,974	FNMA	03/01/36	5.000	15,427,486
3,169	FNMA	03/01/36	5.500	3,132,358
960	FNMA	04/01/36	5.500	949,357
586	FNMA	05/01/36	5.500	579,516
1,613	FNMA	06/01/36	5.500	1,593,801

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)		Value ($)

Federal national mortgage association certificates—(concluded)
123	FNMA	08/01/36	5.500		121,960
1,500	FNMA	10/01/36	6.000		1,509,287
77	FNMA ARM	04/01/27	6.943		77,520
113	FNMA ARM	05/01/27	6.856		114,096
239	FNMA ARM	05/01/30	5.480		241,885
5,003	FNMA ARM	02/01/34	4.465		4,889,865
17,029	FNMA ARM	11/01/34	4.190		16,856,721
516	FNMA ARM	08/01/40	5.963		521,564
253	FNMA ARM COFI	11/01/26	3.498		253,555
16,200	FNMA TBA	TBA	5.500		16,007,625
Total federal national mortgage association certificates (cost—$151,869,962)					152,795,795

Collateralized mortgage obligations—40.26%
7,265	Banc of America Funding Corp., Series 2005-D, Class A1	05/25/35	4.114	[2]	7,092,633
15	Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3	07/20/32	6.960	[2]	16,224
3,164	Bear Stearns ARM Trust, Series 2005-9, Class A1	10/25/35	4.625		3,081,960
5,500	Bear Stearns Commerical Mortgage Serurities, Series 2006-BBA7, Class A1 [3]	03/15/19	5.430	[2]	5,499,976
107	Bear Stearns, Series 2002-2, Class 3A	06/25/31	6.784	[2]	107,113
108	Bear Stearns, Series 2003-1, Class 5A1	04/25/33	5.456	[2]	106,984
338	Bear Stearns, Series 2003-1, Class 6A1	04/25/33	5.059	[2]	338,850
445	Bear Stearns, Series 2003-3, Class 1A	10/25/33	7.065	[2]	445,789
3,451	Bear Stearns, Series 2004-3, Class 1A2	07/25/34	3.835	[2]	3,451,706
5,538	Bear Stearns, Series 2004-6, Class 2A1	09/25/34	5.081	[2]	5,531,487
5,087	Bear Stearns, Series 2004-7, Class 1A1	10/25/34	4.910	[2]	5,109,613
2,289	Bear Stearns, Series 2004-9, Class 2A1	09/25/34	5.350	[2]	2,283,428
294	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1	12/25/32	5.250		290,855
2,575	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A	12/25/35	4.900	[2]	2,549,500
4,821	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1	10/25/35	4.900	[2]	4,764,418
1,439	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	12/25/33	6.250		1,434,191
2,770	Countrywide Home Loans, Series 2003-R4, Class 2A [3]	01/25/34	6.500		2,828,532
2,920	Countrywide Home Loans, Series 2004-12, Class 11A2	08/25/34	4.222	[2]	2,893,338
277	FHLMC REMIC, Series 1278, Class K	05/15/22	7.000		276,644
5	FHLMC REMIC, Series 1367, Class KA	09/15/22	6.500		4,893
1,322	FHLMC REMIC, Series 1502, Class PXZ	04/15/23	7.000		1,360,985
442	FHLMC REMIC, Series 1503, Class PZ	05/15/23	7.000		454,455
478	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		470,757
370	FHLMC REMIC, Series 1548, Class Z	07/15/23	7.000		381,721

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)		Value ($)

Collateralized mortgage obligations—(continued)
557	FHLMC REMIC, Series 1562, Class Z	07/15/23	7.000		575,378
148	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		148,151
1,085	FHLMC REMIC, Series 2061, Class Z	06/15/28	6.500		1,100,972
479	FHLMC REMIC, Series 2400, Class FQ	01/15/32	5.820	[2]	481,943
5,688	FHLMC REMIC, Series 2579, Class DZ	03/15/34	5.000		5,043,375
2,246	FHLMC REMIC, Series 2764, Class LZ	03/15/34	4.500		1,797,079
4,033	FHLMC REMIC, Series 2764, Class ZG	03/15/34	5.500		3,774,223
3,120	FHLMC REMIC, Series 2835, Class JZ	08/15/34	5.000		2,878,222
10,807	FHLMC REMIC, Series 2849, Class PZ	07/15/33	5.000		9,604,370
6,200	FHLMC REMIC, Series 2921, Class PG	01/15/35	5.000		5,824,833
4,186	FHLMC REMIC, Series 2981, Class XZ	03/15/35	5.000		3,715,635
4,680	FHLMC REMIC, Series 2983, Class TZ	05/15/35	6.000		4,719,224
6,518	FHLMC REMIC, Series 3149, Class CZ	05/15/36	6.000		6,473,784
333	FHLMC REMIC, Series G23, Class KZ	11/25/23	6.500		342,229
1,876	FHLMC REMIC, Series T-054, Class 2A	02/25/43	6.500		1,896,707
7,167	FHLMC REMIC, Series T-058, Class 2A	09/25/43	6.500		7,318,445
5,575	FHLMC REMIC, Series T-061, Class 1A1	07/25/44	5.963	[2]	5,664,666
228	FNMA REMIC, Series 1998-066, Class FG	12/25/28	5.620	[2]	228,796
37	FNMA REMIC, Series 2000-034, Class F	10/25/30	5.770	[2]	37,244
3,437	FNMA REMIC, Series 2002-080, Class A1	11/25/42	6.500		3,509,372
8,546	FNMA REMIC, Series 2003-064, Class AH	07/25/33	6.000		8,583,846
234	FNMA REMIC, Series 2003-W8, Class 2A	10/25/42	7.000		240,738
4,064	FNMA REMIC, Series 2004-T1, Class 1A1	01/25/44	6.000		4,091,684
5,170	FNMA REMIC, Series 2004-W8, Class 2A	06/25/44	6.500		5,292,462
3,710	FNMA REMIC, Series 2005-09, Class ZA	02/25/35	5.000		3,204,219
1,232	FNMA REMIC, Series 2005-024, Class ZE	04/25/35	5.000		1,064,650
426	FNMA REMIC, Series 2005-054, Class ZM	06/25/35	4.500		342,092
5,757	FNMA REMIC, Series 2005-116, Class TZ	01/25/36	5.500		5,406,261
6,281	FNMA REMIC, Series 2005-120, Class ZU	01/25/36	5.500		5,830,927
2,800	FNMA REMIC, Series 2006-065, Class GD	07/25/26	6.000		2,901,850
23	FNMA REMIC, Trust Series 1991-065, Class Z	06/25/21	6.500		23,500
55	FNMA REMIC, Trust Series 1992-040, Class ZC	07/25/22	7.000		56,924
29	FNMA REMIC, Trust Series 1992-129, Class L	07/25/22	6.000		29,072
79	FNMA REMIC, Trust Series 1993-037, Class PX	03/25/23	7.000		82,149
478	FNMA REMIC, Trust Series 1993-060, Class Z	05/25/23	7.000		498,991
550	FNMA REMIC, Trust Series 1993-065, Class ZZ	06/25/13	7.000		566,556
72	FNMA REMIC, Trust Series 1993-070, Class Z	05/25/23	6.900		74,673
415	FNMA REMIC, Trust Series 1993-096, Class PZ	06/25/23	7.000		431,740
68	FNMA REMIC, Trust Series 1993-160, Class ZB	09/25/23	6.500		68,013
36	FNMA REMIC, Trust Series 1993-163, Class ZA	09/25/23	7.000		37,769
438	FNMA REMIC, Trust Series 1994-023, Class PX	08/25/23	6.000		445,035
1,919	FNMA REMIC, Trust Series 1998-M7, Class Z	05/25/36	6.390		1,997,560
1,723	FNMA REMIC, Trust Series 1999-W4, Class A9	02/25/29	6.250		1,743,881
282	GNMA REMIC, Trust Series 2000-009, Class FG	02/16/30	5.920	[2]	285,294
300	GNMA REMIC, Trust Series 2002-031, Class FW	06/16/31	5.720	[2]	302,394
11,907	GNMA REMIC, Trust Series 2003-98, Class Z	11/20/33	6.000		12,019,337
5,236	GNMA REMIC, Trust Series 2005-26, Class ZA	01/20/35	5.500		5,011,012
4,121	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	09/25/35	4.541		4,073,092
731	Housing Security, Inc., Series 1992-8, Class B	06/25/24	5.148	[2]	737,034

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)		Value ($)

Collateralized mortgage obligations—(concluded)
330	Keycorp Student Loan Trust, Series 1996-A, Class A2	08/27/25	5.680	[2]	330,995
1,286	Lehman Brothers Mortgage Trust, Series 1991-2, Class A3	01/20/17	8.427	[2]	1,432,208
1,191	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1	01/25/36	5.400	[2]	1,190,659
2,058	Residential Funding Mortgage Security I, Series 2004-S2, Class A1	03/25/34	5.250		2,027,321
2,300	Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23	12/25/34	5.500		2,190,447
1,145	Small Business Administration, Series 1999-20K, Class 1	11/01/19	7.060		1,191,829
1,456	Small Business Administration, Series 2000-20K, Class 1	11/01/20	7.220		1,539,185
2,668	Small Business Administration, Series 2001-P10B, Class 1	08/10/11	6.344		2,756,333
4,815	Small Business Administration, Series 2002-20K, Class 1	11/01/22	5.080		4,802,830
803	Small Business Administration, Series 2003-20I, Class 1	09/01/23	5.130		801,177
2,347	Small Business Administration, Series 2003-20L, Class 1	12/01/23	4.890		2,314,156
8,172	Small Business Administration, Series 2004-P10A, Class 1	02/10/14	4.504		7,933,331
2,644	Small Business Administration, Series 2005-20H, Class 1	08/01/25	5.110		2,627,053
2,502	Structured ARM Loan Trust, Series 2004-8, Class 3A	07/25/34	5.000		2,493,890
1,161	Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1	09/19/32	5.650	[2]	1,162,210
4,676	Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1	04/25/36	5.530	[2]	4,679,240
4,037	Structured Asset Securities Corp., Series 2001-SB1, Class A2	08/25/31	3.375		3,623,432
377	Washington Mutual Mortgage Securities Corp., Series 2002-AR6, Class A	06/25/42	6.064	[2]	377,482
148	Washington Mutual Mortgage Securities Corp., Series 2002-AR11, Class A1	10/25/32	5.104	[2]	147,171
497	Washington Mutual Mortgage Securities Corp., Series 2005-AR1, Class A1A	01/25/45	5.640	[2]	498,649
597	Washington Mutual Mortgage Securities Corp., Series 2005-AR2, Class 2A1A	01/25/45	5.630	[2]	600,832
5,436	Washington Mutual Mortgage Securities Corp., Series 2006-AR7, Class 3A	07/25/46	5.677	[2]	5,435,535
2,765	Washington Mutual Mortgage Securities Corp., Series 2006-AR9, Class 2A	08/25/46	5.677	[2]	2,765,130
2,807	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1	12/25/33	4.712	[2]	2,724,014
4,728	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	03/25/36	4.950		4,689,963
Total collateralized mortgage obligations (cost—$243,079,829)					241,688,527

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)		Value ($)

Asset-backed securities—9.21%
1,569	Ace Securities Corp., Series 2005-HE6, Class A2A	10/25/35	5.430	[2]	1,569,019
1,098	Ace Securities Corp., Series 2006-HE3, A2A	06/25/36	5.370	[2]	1,098,379
4,288	Accredited Mortgage Loan Trust, Series 2006-2, Class A1	09/25/36	5.360	[2]	4,288,734
1,779	Argent Securities, Inc., Series 2005-W4, Class A1A1	02/25/36	5.440	[2]	1,779,266
1,272	Argent Securities, Inc., Series 2005-W4, Class A2A	02/25/36	5.460	[2]	1,271,879
29	Asset Backed Funding Certificates, Series 2005-HE2, Class A2A	06/25/35	5.430	[2]	29,341
4,562	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A1	07/25/36	5.385	[2]	4,562,080
5,047	Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1	01/25/46	5.350	[2]	5,046,928
85	Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A	09/15/29	5.730	[2]	84,624
808	Fannie Mae Grantor Trust, Series 2005-T2, Class 2A2	11/28/35	5.813	[2]	808,311
1,393	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF8, Class 2A1	07/25/36	5.354	[2]	1,393,507
1,825	Ford Credit Auto Owner Trust, Series 2006-B, Class A1 [3]	09/15/07	5.427		1,824,813
2,182	Fremont Home Loan Trust, Series 2006-A, Class 2A1	05/25/36	5.370	[2]	2,182,605
1,200	Fremont Home Loan Trust, Series 2006-A, Class 2A2	05/25/36	5.420	[2]	1,200,154
275	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A1	03/25/36	5.390	[2]	274,973
1,247	Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A1	04/25/36	5.380	[2]	1,247,584
4,694	Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1, Class A2A	05/25/37	5.370	[2]	4,693,230
2,068	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM2, Class A2A	05/25/37	5.350	[2]	2,068,109
650	Mid-State Trust Series 4, Class A	04/01/30	8.330		674,337
4,654	Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A	07/25/36	5.360	[2]	4,653,703
1,988	New Century Home Equity Loan Trust, Series 2006-2, Class A2A	08/25/36	5.390	[2]	1,987,768
1,459	Residential Asset Securities Corp., Series 2006-EMX4, Class A1	06/25/36	5.370	[2]	1,458,839
1,722	Residential Asset Securities Corp., Series 2006-KS4, Class A1	06/25/36	5.360	[2]	1,721,994
4,091	Residential Asset Securities Corp., Series 2006-KS5, Class A1	07/25/36	5.390	[2]	4,091,370
4,127	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A1	07/25/36	5.354	[2]	4,127,232
1,154	Wachovia Student Loan Trust, Series 2006-1, Class A1 [3]	10/25/13	5.357	[2]	1,154,038
Total asset-backed securities (cost—$55,290,176)					55,292,817

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]			Maturity dates	Interest rates (%)		Value ($)

Stripped mortgage-backed securities[4,5]—0.00%
13		FNMA REMIC, Trust Series 1993-40, Class P (cost—$508)	04/25/08	7.000		549

Corporate notes—16.76%
Airlines — 0.00%
336		United Air Lines, Inc.[4,6,7]	11/27/12	10.360		13,791

Automotive — 0.57%
2,900		DaimlerChrysler N.A. Holding	03/13/09	5.820	[2]	2,901,879
500		DaimlerChrysler N.A. Holding	11/15/13	6.500		516,726
						3,418,605

Banking-non-US — 2.21%
JPY	992,000	ASIF II	03/20/08	1.200		8,517,349
2,900		Resona Bank Ltd.[3]	04/15/16[8]	5.850	[9]	2,840,681
400		VTB Capital (Vneshtorgbank)[3]	09/21/07	6.140	[2]	401,000
1,500		VTB Capital (Vneshtorgbank)[3]	08/01/08	5.976	[2]	1,500,000
						13,259,030

Banking-US — 0.72%
2,800		Bank of America Corp.	06/19/09	5.400	[2]	2,800,820
1,500		Wachovia Bank N.A.	12/02/10	5.461	[2]	1,500,443
						4,301,263

Diversified financials — 4.17%
4,900		CIT Group, Inc.	11/24/08	5.000		4,883,854
3,300		CIT Group, Inc.	06/08/09	5.500	[2]	3,302,340
2,800		General Electric Capital Corp	06/15/09	5.490	[2]	2,806,199
2,500		Goldman Sachs Group, Inc.	12/22/08	5.477	[2]	2,502,502
400		Goldman Sachs Group, Inc.	10/15/13	5.250		397,293
1,200		Hutchison Whampoa International Ltd.	11/24/10	5.450		1,198,439
5,100		Lehman Brothers Holdings, Inc.	11/24/08	5.370	[2]	5,099,791
2,600		Lehman Brothers Holdings, Inc.	01/23/09	5.464	[2]	2,602,790
2,300		Sumitomo Mitsui Banking[3]	10/15/15[8]	5.625	[9]	2,250,506
						25,043,714

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)		Value ($)

Corporate notes—(continued)
Diversified manufacturing — 0.27%
1,600	Siemens Financierings NV [3]	08/14/09	5.466	[2]	1,599,029

Electric utilities — 0.29%
1,800	PSE&G Power LLC	04/01/14	5.000		1,718,532

Energy-integrated — 0.26%
1,500	CMS Energy Corp.	07/15/08	8.900		1,571,250

Finance-noncaptive diversified — 0.31%
800	Ford Motor Credit Corp.	03/13/07	5.590	[2]	793,840
1,100	Ford Motor Credit Corp.	03/21/07	6.340	[2]	1,099,567
					1,893,407
Financial services — 2.27%
900	Bear Stearns Co., Inc.	01/31/11	5.606	[2]	902,109
200	Bombardier Capital, Inc. [4]	03/30/07	7.090		200,040
1,200	Citigroup, Inc.	05/02/08	5.516	[2]	1,201,452
700	Citigroup, Inc.	05/18/11	5.500	[2]	699,972
3,500	General Motors Acceptance Corp.	03/20/07	6.243	[2]	3,497,312
1,400	HSBC Finance Capital Trust IX	11/30/35	5.911	[2]	1,408,025
300	HSBC Finance Corp.	09/15/08	5.520	[2]	300,754
2,800	HSBC Finance Corp.	06/19/09	5.480	[2]	2,802,680
2,600	SLM Corp.	03/15/11	5.590	[2]	2,599,516
					13,611,860
Forest products[4] — 0.29%
321	Koch Forest Products, Inc.	12/20/12	7.367	[2]	322,232
1,333	Koch Forest Products, Inc.	12/20/12	7.390	[2]	1,341,758
83	Koch Forest Products, Inc.	12/20/12	7.485	[2]	83,860
					1,747,850
Hotels, restaurants & leisure — 0.41%
1,200	Host Marriott LP [10]	10/01/07	9.250		1,236,000
1,200	Starwood Hotels Resorts	05/01/07	7.375		1,207,500
					2,443,500
Hotels/gaming — 0.43%
1,100	MGM Mirage, Inc. [10]	08/01/07	6.750		1,105,500
1,400	MGM Mirage, Inc.	09/15/10	8.500		1,482,250
					2,587,750
Media — 0.60%
2,000	Cox Enterprises, Inc. [3]	02/15/07	8.000		2,009,282
200	Echostar DBS Corp.	10/01/08	5.750		198,750

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]			Maturity dates	Interest rates (%)		Value ($)

Corporate notes—(concluded)
Media — (concluded)
1,400		Viacom, Inc.	06/16/09	5.740	[2]	1,400,162
						3,608,194
Medical products — 0.17%
1,000		HCA, Inc.	11/06/08	5.250		1,000,000

Oil & gas — 0.79%
2,701		El Paso Corp.	12/15/07	6.950		2,724,634
2,000		Williams Cos., Inc.	02/16/07	5.935		2,000,000
						4,724,634

Oil refining — 0.16%
1,000		Enterprise Products Operating L.P. Series B	10/15/09	4.625		979,225

Oil services — 0.60%
300		Pemex Project Funding Master Trust [3]	12/03/12	5.991	[2]	300,750
3,000		Pemex Project Funding Master Trust	12/15/14	7.375		3,292,500
						3,593,250

Paper & packaging — 0.15%
900		Packaging Corp. of America	08/01/13	5.750		884,032

Software — 0.23%
1,400		Oracle Corp./ Ozark Holding	01/13/09	5.603	[2]	1,401,924

Telecommunication services — 1.86%
1,300		Embarq Corp.	06/01/13	6.738		1,336,167
2,800		Telefonica Emisones SAU	06/19/09	5.690	[2]	2,802,307
3,400		Verizon Communications [10]	02/15/16	5.550		3,385,560
1,000		Verizon North, Inc. [11]	01/01/21	5.634		935,680
2,700		Vodafone Group PLC	06/29/07	5.427	[2]	2,699,895
						11,159,609
Total corporate notes (cost—$100,594,228)						100,560,449

International government obligations — 1.32%

432		Federal Republic of Brazil	01/15/18	8.000		477,576
100		Federal Republic of Brazil	10/14/19	8.875		120,900
JPY	484,000	Republic of Italy	03/27/08	3.800		4,315,821
2,000		Russian Federation	06/26/07	10.000		2,055,800
75		Russian Federation	03/31/30	5.000	[2]	84,007
500		United Mexican States	09/24/22	8.000		606,250
200		United Mexican States	08/15/31	8.300		254,300
Total international government obligations (cost—$8,266,973)						7,914,654

Municipal bonds and notes—3.22%

Tobacco — 2.21%
200		Golden State Tobacco Securitization Corp.	06/01/39	6.750		229,284
830		Golden State Tobacco Securitization Corp., Series 2003 A-1	06/01/33	6.250		925,334

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(concluded)

Tobacco — (concluded)
3,100	Tobacco Settlement Funding Corp.	06/01/39	6.750	3,544,292
1,110	Tobacco Settlement Funding Corp., New Jersey	06/01/32	5.750	1,187,067
230	Tobacco Settlement Funding Corp., New Jersey	06/01/32	6.375	256,655
900	Tobacco Settlement Funding Corp., New Jersey	06/01/42	6.125	979,065
200	Tobacco Settlement Funding Corp., Rhode Island, Series A	06/01/42	6.250	213,684
1,075	Tobacco Settlement Funding Corp., Series 2001-B	05/15/39	5.875	1,141,972
1,100	Tobacco Settlement Funding Corp., Virginia	06/01/37	5.625	1,171,335
94	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series A	05/15/16	7.666	94,630
3,030	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series B	05/15/30	6.375	3,538,222
				13,281,540
Utilities — 1.01%
3,200	New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series D	06/15/38	4.750	3,276,800
2,700	Tennessee Valley Authority	04/01/56	5.375	2,783,538
				6,060,338
Total municipal bonds and notes (cost—$17,873,705)				19,341,878

Certificates of deposit[12]—0.47%

Non-U.S. — 0.47%
2,800	UniCredito Italiano SpA (cost—$2,799,314)	12/13/06	5.388	2,799,314

Commercial paper[13]—4.54%

Banking-US — 4.54%
200	Bank of America Corp.	12/18/06	5.260	198,627
12,600	Danske Corp.	12/27/06 to 01/30/07	5.240 to 5.270	12,467,295
14,700	Societe Generale N.A., Inc.	12/18/06 to 01/08/07	5.245 to 5.290	14,581,545
Total commercial paper (cost—$27,247,467)				27,247,467

Short-term corporate obligation—0.05%

Healthcare — 0.05%
300	Columbia HCA Healthcare Corp. (cost—$301,466)	01/01/07	8.850	301,284

Short-term US government and agency obligations[13,14]—0.39%

2,365	US Treasury Bills (cost—$2,352,421)	11/30/06 to 12/14/06	4.810 to 4.960	2,352,421

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]			Maturity dates	Interest rates (%)	Value ($)

Repurchase agreement—5.00%
30,025		Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $30,550,000 US Treasury Notes, 4.875% due 10/31/08; (value—$30,626,375); proceeds: $30,029,087 (cost—$30,025,000)	11/01/06	4.900	30,025,000

Number of contracts (000)
Options—0.18%

Call options purchased[4] — 0.18%
GBP	12,200	3 Month LIBOR Interest Rate Swap[15], strike @ 5.00%, expires 06/15/07			24,436
GBP	7,000	3 Month LIBOR Interest Rate Swap[15], strike @ 5.06%, expires 06/15/07			25,771
29,900		3 Month LIBOR Interest Rate Swap[16], strike @ 5.08%, expires 04/19/07			137,241
60,700		3 Month LIBOR Interest Rate Swap[16], strike @ 5.25%, expires 07/02/07			471,032
22,100		3 Month LIBOR Interest Rate Swap[16], strike @ 5.37%, expires 07/02/07			209,066
19,100		3 Month LIBOR Interest Rate Swap[16], strike @ 5.50%, expires 06/30/07			218,122
Total call options purchased (cost—$667,336)					1,085,668

Put options purchased — 0.00%

120		90 Day Euro Dollar Futures, strike @ 90.50, expires 09/17/07			300
2,068		90 Day Euro Dollar Futures, strike @ 91.00, expires 09/17/07			5,169
1,580		Euro Dollar Options, strike @ 91.25, expires 06/18/07			3,950
100		Euro Dollar Options, strike @ 92.00, expires 03/19/07			250
395		Euro Dollar Options, strike @ 92.75, expires 12/18/06			987
Total put options purchased (cost—$16,198)					10,656
Total options (cost—$683,534)					1,096,324

Number of
shares
(000)

Investments of cash collateral from securities loaned—0.78%

Money market funds[17] — 0.12%
[18] 0		DWS Money Market Series		5.234	3
701		UBS Private Money Market Fund LLC [19]		5.237	700,779
Total money market funds (cost—$700,782)					700,782

Principal
amount
(000)

Repurchase agreement — 0.66%

4,000		Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $4,090,000 US Treasury Notes, 4.125% due 08/15/08; (value—$4,082,970); proceeds: $4,000,588 (cost—$4,000,000)	11/01/06	5.290	4,000,000
Total investments of cash collateral from securities loaned (cost—$4,700,782)					4,700,782
Total investments (cost — $657,811,471)[20,21] — 109.77%					658,890,442
Liabilities in excess of other assets — (9.77)%					(58,618,592)
Net assets — 100.00%					600,271,850

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

[1]	In US Dollars unless otherwise indicated.
[2]	Floating rate securities. The interest rates shown are the current rates as of October 31, 2006 .
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.70% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid securities representing 0.73% of net assets as of October 31, 2006.
[5]

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

[6]	Bond interest in default.
[7]	Security is being fair valued by a Valuation Committee under the direction of the Board of Trustees.
[8]	Perpetual bond security. The maturity date reflects the next call date.
[9]	Variable rate securities—The interest rates shown are the current rates as of October 31, 2006, and reset at the next call date.
[10]	Security, or portion thereof, was on loan at October 31, 2006.
[11]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.16% of net assets as of October 31, 2006, is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($ )	Acquisition cost as a percentage of portfolio’s net assets (%)	Market value ($ )	Market value as a percentage of portfolio’s net assets (%)

Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.17	935,680	0.16

[12]	Variable rate security. Maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of October 31, 2006.
[13]	Interest rates shown are the discount rates at date of purchase.
[14]	Entire amount delivered to broker as collateral for futures and options transactions.
[15]	3 Month LIBOR (GBP on Interbank Offered Rate) at October 31, 2006 was 5.193%.
[16]	3 Month LIBOR (London Interbank Offered Rate) at October 31, 2006 was 5.371%.
[17]	Interest rates shown reflect yield at October 31, 2006.
[18]	Amount represents less than 500 shares.
[19]	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2006.

Security description	Value at 07/31/06 ($ )	Purchases during the three months ended 10/31/06 ($ )	Sales during the three months ended 10/31/06 ($ )	Value at 10/31/06 ($ )	Income earned from affiliate for the three months ended 10/31/06 ($ )

UBS Private Money Market Fund LLC	374,261	29,798,126	29,471,608	700,779	984

[20]	Includes $4,519,404 of investments in securities on loan, at value.
[21]

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $6,254,996 and $5,176,025 respectively, resulting in net unrealized appreciation of investments of $1,078,971.

ARM	Adjustable Rate Mortgage. The interest rates shown are the current rates as of October 31, 2006.
COFI	Cost of Funds Index
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
REMIC	Real Estate Mortgage Investment Conduit

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Written options
Number of
contracts
(000)	Currency		Value ($)
Call options written [4]
2,000	GBP	3 Month LIBOR Interest Rate Swap [15], strike @ 4.85%, expires 06/15/07	37,007
3,500	GBP	3 Month LIBOR Interest Rate Swap [15], strike @ 4.85%, expires 06/15/07	63,025
13,000	USD	3 Month LIBOR Interest Rate Swap [16], strike @ 5.22%, expires 04/19/07	169,130
7,200	USD	3 Month LIBOR Interest Rate Swap [16], strike @ 5.50%, expires 07/02/07	202,608
8,300	USD	3 Month LIBOR Interest Rate Swap [16], strike @ 5.60%, expires 06/29/07	224,017
26,300	USD	3 Month LIBOR Interest Rate Swap [16], strike @ 5.37%, expires 07/02/07	500,226
Total call options written (premiums received - $680,666)			1,196,013

Written option activity for the three months ended October 31, 2006 was as follows:

	Number of	Amounts of
	contracts	premiums
	(000)	received ($ )
Options outstanding at July 31, 2006	57,500	398,221
Options written	31,800	411,442
Options expired prior to exercise	(29,000)	(128,997)
Options outstanding at October 31, 2006	60,300	680,666

Futures contracts

Number of			In	Expiration	Unrealized
contracts	Currency	Contracts to receive	exchange for ($ )	dates	appreciation ($ )
2,215	USD	90 Day Euro Dollar Futures	526,153,038	December 2007	1,266,150
947	USD	90 Day Euro Dollar Futures	224,824,213	March 2008	763,025
365	USD	US Treasury Note 10 Year Futures	39,072,109	December 2006	427,734
24	JPY	Japan Bonds 10 Year Futures	27,452,862	December 2006	96,283
					2,553,192

Currency type abbreviations:

JPY     Japanese Yen

USD   US Dollar

Forward foreign currency contracts

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		dates	appreciation ($ )
Japanese Yen	588,864,000	USD	5,060,360	11/15/06	14,346
United States Dollar	6,486,932	EUR	5,091,000	01/10/07	34,075
					48,421

Currency type abbreviations:

EUR    Euro Dollar

USD    US Dollar

Interest rate swaps 4

			Rate type
Notional amount (000)		Termination dates	Payments made by the fund (%)		Payments received by the fund (%)		Unrealized appreciation (depreciation) ($ )
EUR	24,800	12/15/11	4.000		3.705	[22]	(198,642)
EUR	19,000	12/15/11	4.000		3.705	[22]	(152,179)
EUR	8,300	06/18/34	3.705	[22]	6.000		822,811
EUR	900	06/18/34	3.705	[22]	6.000		82,062
GBP	21,300	09/20/09	5.295	[23]	4.500		(540,674)
GBP	19,200	09/15/10	5.295	23	5.000		(518,826)
GBP	7,100	09/15/10	5.295	23	5.000		(191,857)
GBP	9,300	12/15/35	4.000		5.295	[23]	(601,384)
GBP	300	12/15/35	4.000		5.295	[23]	(18,681)
JPY	3,000,000	06/15/12	2.000		0.538	[24]	(295,483)
USD	107,500	12/19/08	5.371	[25]	5.000		45,822
USD	97,100	12/19/08	5.371	[25]	5.000		66,392
USD	29,000	12/19/08	5.371	[25]	5.000		10,911
USD	15,000	06/18/10	5.000		5.371	[25]	(111,857)
USD	5,800	12/20/11	5.371	[25]	5.000		102,281
USD	1,200	12/20/16	5.371	[25]	5.000		38,635
USD	30,100	06/18/18	5.000		5.371	[25]	(338,343)
USD	8,900	12/15/25	5.000		5.371	[25]	704,093
USD	1,700	06/15/31	6.000		5.371	[25]	(288,258)
USD	2,500	12/17/31	6.000		5.371	[25]	(344,921)
							(1,728,098)

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2006 (unaudited)

22	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
23	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
24	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
25	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

EUR     Euro Dollar

GBP    Great Britain Pound

JPY     Japanese Yen

USD    US Dollar

Credit default swaps 4

Notional			Rate type
amount (000)		Termination dates	Payments made by the fund (%)		Payments received by the fund (%)	Unrealized appreciation ($ )
USD	2,500	11/20/06	0.000	[26]	0.340	285
USD	3,300	03/20/07	0.000	[27]	4.650	52,049
USD	6,000	03/20/07	0.000	[28]	4.100	74,242
USD	1,500	06/20/07	0.000	[29]	2.000	6,404
USD	800	06/20/07	0.000	[30]	1.900	2,914
USD	1,600	10/20/07	0.000	[31]	0.440	651
						136,545

26	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Russian Federation bond, 5.000%, due 03/31/30.
27	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Motors Acceptance Corporation bond, 6.875%, due 08/28/12.
28	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
29	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
30	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
31	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Gazprom bond, 8.625%, due 04/28/34.

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	95.1
Cayman Islands	1.5
Japan	0.8
Italy	0.7
Spain	0.4
United Kingdom	0.4
Russia	0.3
Luxembourg	0.3
Netherlands	0.2
Mexico	0.1
Canada	0.1
Brazil	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—98.61%
Alabama — 0.56%
1,500	Montgomery Special Care Facilities Financing Authority Revenue Capital Appreciation Refunding Series B-2 (Escrowed to Maturity) (FSA Insured)	11/15/10	5.000[1]	1,493,940

Alaska — 3.43%
1,110	Alaska Housing Finance Corp. General Housing Series C (MBIA Insured)	12/01/13	5.000	1,194,294
970	Alaska Housing Finance Corp. Mortgage Series A-2 [2]	12/01/10	5.650	994,929
3,500	Alaska International Airports Revenue Refunding Series A (MBIA Insured) [2]	10/01/15	5.500	3,805,550
1,155	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured) [2]	07/01/09	5.550	1,206,097
850	Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds	06/01/15	4.750	862,988
1,000	Northern Tobacco Securitization Corp. Alaska Tabacco Settlement Asset-Backed Bonds Series A	06/01/23	4.625	1,006,580
				9,070,438

Arizona — 1.13%
25	Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)	01/01/09	7.500	25,949
1,140	Pima County Industrial Development Authority Single-Family Mortgage Revenue Capital Appreciation Series B (FNMA/GNMA Collaterialized) [2]	09/01/25	4.550	1,159,996
1,800	San Manuel Entertainment Series 04-C [3]	12/01/16	4.500	1,802,592
				2,988,537

Arkansas — 0.00%
9	Springdale Residential Housing Mortgage Series A (FNMA collateralized)	09/01/11	7.650	9,800

California — 6.25%
40	California Pollution Control Financing Kaiser Steel Corp. Project (Escrowed to Maturity)	10/01/08	7.250	41,670
1,000	California State	04/01/10	5.000	1,045,910
2,000	California State	10/01/10	5.250	2,122,500
1,000	California State	10/01/11	5.000	1,062,770
1,000	California State	02/01/12	5.000	1,065,290
2,000	California State	02/01/13	5.000	2,149,320
1,000	California State Department Water Resources Power Supply Revenue Series A	05/01/10	5.500	1,061,620
1,000	California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Education Company Series A (Mandatory Put 04/01/13 @ 100)	04/01/28	4.100[4]	1,022,290
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series H (Mandatory Put 05/01/08 @ 100)	04/01/34	2.625[4]	979,820
1,200	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)	06/01/20	5.000	1,249,824

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
California—(concluded)
3,105	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series A-1	06/01/21	5.000	3,132,231
40	Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation Project Series C (FNMA Collateralized) [2]	07/01/07	5.150	40,310
355	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	03/01/10	6.750	373,321
170	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	05/01/10	6.800	179,673
980	Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1	06/01/23	4.750	997,601
				16,524,150

Connecticut — 0.77%
2,000	Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ 100) [2]	12/01/28	4.750	2,028,000

District of Columbia — 0.86%
145	District of Columbia Housing Finance Authority Certificates of Participation (Asset Guaranty Insured)	06/01/08	4.850	145,125
1,000	Metropolitan Airport Authority System Refunding Series A (MBIA Insured) [2]	10/01/12	5.000	1,060,300
1,000	Metropolitan Airport Authority System Refunding Series D (MBIA Insured) [2]	10/01/12	5.250	1,073,410
				2,278,835

Florida — 3.26%
500	Escambia County Health Facilities Authority Revenue Ascension Health Credit Series A	11/15/11	5.250	534,610
4,000	Florida Hurricane Catastrophe Fund Financing Corp. Revenue Series A	07/01/12	5.250	4,326,880
1,915	Leon County Educational Facilities Authority Certificates of Participation (Escrowed to Maturity)	09/01/11	9.000	2,359,318
1,305	Palm Beach County School Board Certificates of Participation Series A (FSA Insured)	08/01/12	5.000	1,394,171
				8,614,979

Georgia — 1.74%
1,000	Atlanta Airport Revenue Refunding Series D (FGIC Insured) [2]	01/01/12	5.250	1,066,420
2,000	Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (FSA Insured)	01/01/15	5.250	2,192,160
1,250	Henry County School District Series A	08/01/11	6.450	1,348,088
				4,606,668

Guam — 0.40%
1,000	Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A	10/01/12	5.000	1,048,430

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
Hawaii — 0.78%
1,000	Hawaii State Department Budget & Finance Special Purpose Revenue Hawaiian Electric Co., Inc. Series A (MBIA Insured) [2]	05/01/26	6.200	1,011,960
1,000	Hawaii State Harbor Systems Revenue Series A (FSA Insured) [2]	01/01/13	5.000	1,061,410
				2,073,370

Idaho — 0.40%
695	Idaho Housing & Finance Association Single-Family Mortgage Series G-2, Class III [2]	07/01/19	5.950	714,085
340	Idaho Housing & Finance Association Single-Family Mortgage Subseries D-3 [2]	07/01/13	5.150	341,326
				1,055,411

Illinois — 6.61%
170	Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)	11/01/09	7.250	179,530
1,000	Chicago O’Hare International Airport Revenue Passenger Facility Second Lien Series A (AMBAC Insured) [2]	01/01/10	5.500	1,049,910
2,000	Chicago School Finance Authority Refunding Series A (FGIC Insured)	06/01/09	6.250	2,095,380
1,000	Chicago Transit Authority Capital Grant Receipants Revenue Federal Transit Administration Section 5307-A (AMBAC Insured)	06/01/13	5.250	1,089,920
1,000	Illinois Development Finance Authority Revenue DePaul University Series C	10/01/13	5.500	1,084,480
1,625	Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A	07/01/09	5.900	1,658,995
660	Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)	04/15/17	6.750	787,063
1,170	Illinois Finance Authority Revenue SwedishAmerica Hospital (AMBAC Insured)	11/15/11	5.000	1,240,422
700	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/08	5.000	710,507
810	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/10	5.000	835,402
5,990	Illinois Health Facilities Authority Revenue Advocate Network Health Care	11/15/10	6.000	6,460,395
285	St. Clair County Certificates of Participation Series A (FSA Insured)	10/01/08	5.000	292,105
				17,484,109

Indiana — 2.90%
5,000	Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A	04/01/10	5.000	5,205,850
1,345	Indiana Health Facility Financing Authority Revenue Health Systems Sisters of St. Francis	11/01/08	5.500	1,386,466
1,000	Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured) [2]	01/01/13	5.250	1,073,310
				7,665,626

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
Iowa — 3.49%
3,310	Iowa Finance Authority Revenue Revolving Fund	02/01/14	5.250	3,587,808
5,175	Tobacco Settlement Authority Asset-Backed Revenue Bonds Series B (Pre-refunded with Agency Securities to 06/01/11 @ 101)	06/01/35	5.600	5,636,455
				9,224,263

Kansas — 0.00%
10	Wichita Hospital Revenue St. Francis Hospital & Nursing Series A (Escrowed to Maturity)	10/01/07	6.750	10,230

Kentucky — 0.41%
1,000	Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series C (FSA Insured) [2]	07/01/11	5.500	1,072,020

Louisiana — 0.70%
120	East Baton Rouge Parish Woman’s Hospital Foundation (Escrowed to Maturity)	10/01/08	7.200	125,276
50	Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (Mandatory Put 06/01/10 @ 100) (FNMA/GNMA Collateralized) [2]	06/01/10	5.600	50,051
1,645	Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA FHA/VA/USDA Mortgages Insured) [2]	06/01/26	5.125	1,684,727
				1,860,054

Maine — 0.05%
125	Maine State Housing Authority Mortgage Purchase Series D-1	11/15/16	5.050	125,434

Massachusetts — 4.96%
3,115	Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Nuclear Project 4-A (MBIA Insured)	07/01/11	5.000	3,293,801
3,100	Massachusetts State Consolidated Loan Series B (Pre-refunded with US Government Securities to 03/01/12 @ 100) (FSA Insured)	03/01/16	5.500	3,379,744
2,500	Massachusetts State Consolidated Loan Series C (Pre-refunded with US Government Securities to 10/01/10 @ 100)	10/01/19	5.750	2,693,700
2,000	Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project (XL Capital Insured) [2]	06/01/14	5.450	2,131,820
1,500	Massachusetts State Refunding	07/01/12	5.000	1,604,325
				13,103,390

Michigan — 2.00%
2,690	Kent Hospital Finance Authority Revenue Refunding Spectrum Health Series B	07/15/11	5.000	2,832,489
2,395	Michigan State Housing Development Authority Series A [2]	12/01/14	4.550	2,444,792
				5,277,281

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
Minnesota — 0.01%
30	Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)	08/01/11	7.100	32,647

Missouri — 0.65%
1,625	St. Louis Airport Revenue Airport Development Program Unrefunded Balance Series A (MBIA Insured)	07/01/09	5.500	1,704,869
5	St. Louis County Single-Family Housing (AMBAC Insured)	10/01/16	9.250	5,125
				1,709,994

Nevada — 0.74%
2,000	Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ 100)	06/01/31	3.250[4]	1,951,420

New Jersey — 4.41%
1,500	New Jersey Economic Development Authority Market Transition Facility Revenue Refunding Senior Lien Series A (MBIA Insured)	07/01/11	5.000	1,590,060
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series I	09/01/14	5.000	1,082,490
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series O	03/01/11	5.000	1,053,610
1,000	New Jersey Health Care Facilities Financing Authority Department of Human Services Greystone Park Psychiatric Hospital	09/15/10	5.000	1,047,050
2,500	New Jersey State Transportation Trust Fund Authority Transportation Systems Series B (FGIC Insured)	12/15/11	5.250	2,687,900
2,500	New Jersey State Transportation Trust Fund Authority Transportation Systems Series C (FSA Insured)	12/15/10	5.500	2,681,450
460	Tobacco Settlement Financing Corp.	06/01/19	4.375	460,064
1,000	Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds	06/01/11	5.500	1,050,250
				11,652,874

New York — 12.46%
1,000	Nassau Health Care Corp. Health Systems Revenue (Pre-refunded with cash and US Government Securities to 08/01/09 @ 102) (FSA Insured)	08/01/11	6.000	1,083,390
4,000	New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project [2]	01/01/11	5.000	4,153,480
1,000	New York City Refunding Series B	08/01/11	5.500	1,078,050
3,000	New York City Series C	08/01/11	5.250	3,203,100
3,045	New York City Series H	08/01/10	5.000	3,186,380
1,500	New York City Series J	06/01/11	5.250	1,598,445
2,000	New York City Transitional Finance Authority Revenue Future Tax Secured Series A	11/01/26	5.500[4]	2,160,060
1,615	New York City Unrefunded Balance Series A	11/01/08	5.250	1,666,389

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
New York—(concluded)
1,500	New York State Dorm Authority Lease Revenue, Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)	07/01/32	5.250[4]	1,634,325
2,000	New York State Dorm Authority Revenue Series B (Mandatory Put 05/15/12 @ 100)	11/15/23	5.250[4]	2,145,660
1,000	New York State Dorm Authority Revenue State University Educational Facitilies Series A	05/15/13	5.500	1,088,850
1,000	New York State Urban Development Corp. Correctional & Youth Facilities Service Series A (Mandatory Put 01/01/11 @ 100)	01/01/17	5.500	1,067,670
2,250	New York State Urban Development Corp. Revenue Refunding State Facilities	04/01/12	5.750	2,472,120
6,000	Port Authority of New York & New Jersey (FGIC Insured) [2]	10/01/13	5.000	6,411,540
				32,949,459

North Carolina — 1.87%
2,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series A (FGIC/TCRs)	01/01/12	5.500	2,174,640
2,650	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series A (MBIA Insured)	01/01/09	5.750	2,770,416
				4,945,056

Ohio — 2.18%
1,145	Butler County Transportation Improvement District Series A (Pre-refunded with US Government Securities to 04/01/08 @ 102) (FSA Insured)	04/01/11	6.000	1,205,330
2,265	Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)	01/01/13	5.500	2,405,408
1,680	Franklin County Revenue Refunding Trinity Health Credit Series A	06/01/11	5.000	1,768,351
380	Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized) [2]	09/01/18	5.350	382,086
				5,761,175

Pennsylvania — 4.30%
800	Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (MBIA Insured)	12/01/15	5.750	872,936
20	Chester County Hospital Authority Revenue (Escrowed to Maturity)	07/01/09	7.500	21,041
1,525	City of Pittsburgh Series A (MBIA Insured)	09/01/11	5.000	1,618,650
45	Lancaster Sewer Authority (Escrowed to Maturity)	04/01/12	6.000	47,484
2,000	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured) [2]	12/01/12	5.000	2,119,500
3,000	Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ 100) (PNC Bank N.A. Insured)	05/01/32	3.300[4]	2,957,580

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
1,000	Philadelphia Airport Revenue Series A (MBIA Insured) [2]	06/15/10	5.000	1,042,650
1,500	Philadelphia School District Refunding Series B (AMBAC Insured)	04/01/13	5.000	1,612,650
1,000	Pittsburgh Refunding Series B (FSA Insured)	09/01/14	5.000	1,086,030
				11,378,521

Puerto Rico — 6.29%
1,500	Puerto Rico Commonwealth Government Development Bank Senior Notes Series B	12/01/14	5.000	1,610,400
1,000	Puerto Rico Commonwealth Government Development Bank Senior Notes Series C [2]	01/01/15	5.250	1,081,960
1,000	Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)	07/01/30	5.000[4]	1,052,270
2,000	Puerto Rico Commonwealth Refunding Series C (Mandatory Put 07/01/08 @ 100)	07/01/13	6.000	2,067,660
3,000	Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)	07/01/28	5.000[4]	3,156,810
2,800	Puerto Rico Public Finance Corp. Commonwealth Appropriations Series E (Pre-refunded with US Government Securities to 02/01/12 @ 100)	08/01/29	5.500	3,056,872
4,250	Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)	08/01/27	5.750[4]	4,596,672
				16,622,644

South Carolina — 3.07%
2,000	Richland County Environmental Improvement Revenue Refunding International Paper Co. Projects Series A	10/01/07	4.250	2,002,160
1,240	South Carolina Housing Finance & Development Authority Mortgage Revenue Series A-2 (FSA Insured) [2]	07/01/20	4.700	1,248,345
4,570	South Carolina Transportation Infrastructure Bank Revenue Series A (MBIA Insured)	10/01/09	6.000	4,876,190
				8,126,695

South Dakota — 1.21%
3,030	South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)	04/01/13	5.450	3,140,504
70	South Dakota State Health & Educational Revenue St. Luke’s Hospital Project (Escrowed to Maturity)	10/01/07	6.800	71,610
				3,212,114

Tennessee — 6.59%
2,000	Clarksville Natural Gas Acquisition Corp. Gas Revenue	12/15/14	5.000	2,153,400

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
Tennessee—(concluded)
8,300	Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (Mandatory Put 01/01/09 @ 100) (FGIC/TCRs)	01/01/12	7.700	9,438,594
2,500	Tennessee Energy Acquisition Corp. Series A	09/01/11	5.000	2,634,575
3,000	Tennessee Energy Acquisition Corp. Series A	09/01/13	5.000	3,206,700
				17,433,269

Texas — 6.15%
3,400	Austin Texas Utility Systems Revenue Refunding (AMBAC Insured)	11/15/09	6.750	3,701,546
2,000	Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (FGIC Insured) [2]	11/01/13	5.750	2,168,500
1,000	Harris County Health Facilities Development Corp. Hospital Revenue Memorial Hospital System Project Series A (MBIA Insured)	06/01/12	6.000	1,115,670
5,000	Harris County Refunding Tax & Subordinated Lien Series B (Mandatory Put 08/15/12 @ 100) (FSA Insured)	08/15/32	5.000	5,321,700
155	Houston Texas Airport Systems Revenue (Escrowed to Maturity)	07/01/10	7.600	168,180
2,000	Katy Independent School District School Building Series A (PSF-GTD)	02/15/14	5.000	2,142,040
1,500	Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)	02/01/14	5.000	1,617,780
25	Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)	09/01/13	6.100[5]	19,265
				16,254,681

Utah — 0.44%
1,135	Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III [2]	07/01/15	5.700	1,167,779

Virginia — 0.82%
2,000	Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured) [2]	02/01/11	6.100	2,180,380

Washington — 3.41%
1,000	Energy Northwest Electric Revenue Refunding Project 1 Series A	07/01/11	5.000	1,057,840
1,000	Energy Northwest Electric Revenue Refunding Project 3 Series A	07/01/13	5.500	1,104,810
1,000	Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)	07/01/16	5.000	1,071,820
4,000	Washington State Public Power Supply Systems Nuclear Project Number 1 Revenue Refunding Series A (AMBAC Insured)	07/01/08	6.000	4,154,360
20	Washington State Series 93-A (Pre-refunded with US Government Securities to 10/01/08 @ 100)	10/01/12	5.750	21,594

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(concluded)
Washington—(concluded)
1,480	Washington State Unrefunded Balance Series 93-A (FSA Insured)	10/01/12	5.750	1,595,632
				9,006,056

Wisconsin — 2.51%
2,150	Badger Tobacco Asset Securitization Corp.	06/01/10	5.500	2,239,096
1,640	Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds	06/01/11	5.750	1,741,401
1,500	Wisconsin State Certificates of Participation Master Lease Series A (MBIA Insured)	03/01/12	5.000	1,594,800
1,000	Wisconsin State Certificates of Participation Master Lease Series A (MBIA Insured)	03/01/13	5.000	1,071,990
				6,647,287

Wyoming — 0.80%
2,000	Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds	06/15/13	5.000	2,107,800
Total municipal bonds and notes (cost—$258,404,177)				260,754,816

Short-term municipal notes[6]—0.68%
Indiana — 0.19%
500	Indiana Health Facility Financing Authority Hospital Revenue, Clarian Health Obligation Series B (Chase Manhattan Bank Insured)	11/01/06	3.640	500,000

North Carolina — 0.45%
1,200	University of North Carolina Hospital Chapel Hill Revenue Series A (Landesbank Hessen-Thuringen Insured)	11/01/06	3.600	1,200,000

Pennsylvania — 0.04%
100	South Fork Municipal Authority Hospital Revenue Conemaugh Health Systems Series A (MBIA Insured)	11/01/06	3.600	100,000
Total short-term municipal notes (cost—$1,800,000)				1,800,000

Number of shares (000)

Tax-free money market fund[7]—0.02%
53	State Street Global Advisors Tax Free Money Market Fund (cost — $52,769)	3.060	52,769
Total investments (cost — $260,256,946)[8] — 99.31%			262,607,585
Other assets in excess of liabilities — 0.69%			1,834,211
Net assets — 100.00%			264,441,796

[1]	Step-up bond that converts to the noted fixed rate at a designated future date.
2	Security subject to Alternative Minimum Tax.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.68% of net assets as of October 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Floating rate securities. The interest rates shown are the current rates as of October 31, 2006 .
5	Zero coupon bond; interest rate represents annualized yield at date of purchase.
6	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of October 31, 2006.
7	Interest rate shown reflects yield at October 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

8

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $3,353,992 and $1,003,353 respectively, resulting in net unrealized appreciation of investments of $2,350,639.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corporation
CBI	Certificates of Bond Insurance
FGIC	Federal Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guaranty Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
VA	Veterans Administration
USDA	United States Department of Agriculture

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) [1]			Maturity dates	Interest rates (%)		Value ($)

Long-term global debt securities—90.15%

Australia — 0.12%
EUR	450	Australia & New Zealand Banking Group Ltd.	02/05/15	4.450		582,198

Austria — 9.96%
	32,850	Republic of Austria	07/15/09	4.000		42,275,275
	5,770	Republic of Austria	10/20/13	3.800		7,404,900
						49,680,175

Belgium — 1.29%
	250	Kingdom of Belgium	03/28/15	8.000		415,250
	3,830	Kingdom of Belgium	03/28/28	5.500		6,028,212
						6,443,462

Brazil — 0.73%
USD	3,300	Federal Republic of Brazil	01/15/18	8.000		3,648,150

Canada — 4.51%
	9,050	Government of Canada	06/01/16	4.000		8,043,818
	9,640	Government of Canada	06/01/33	5.750		10,885,186
	3,430	Government of Canada	06/01/37	5.000		3,561,097
						22,490,101

Cayman Islands — 1.03%
EUR	1,250	Hutchison Whampoa Finance	07/08/13	5.875		1,723,515
EUR	590	Mizuho Finance	04/15/14	4.750	[2]	762,275
GBP	1,400	Pacific Life Funding LLC	01/20/15	5.125		2,659,384
						5,145,174

Channel Islands — 0.16%
EUR	550	Credit Suisse Group Finance	06/07/13	6.375		788,945

Denmark — 2.31%
EUR	920	Danske Bank A/S	11/12/12	5.125	[2]	1,211,064
EUR	950	Dong A/S	06/29/12	3.500		1,171,939
	21,830	Kingdom of Denmark	11/15/11	6.000		4,127,876
	28,990	Kingdom of Denmark	11/15/17	4.000		5,034,095
						11,544,974

Finland — 1.24%
	4,500	Government of Finland	02/23/11	5.750		6,208,847

France — 11.20%
	1,500	BNP Paribas	01/23/14	5.250	[2]	1,958,239

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) [1]			Maturity dates	Interest rates (%)		Value ($)

Long-term global debt securities—(continued)

France—(concluded)
750		BNP Paribas	12/06/15	3.125	[2]	924,649
1,950		ERAP	04/25/08	3.375		2,476,791
905		France Telecom	10/14/15	3.625		1,079,765
6,250		Republic of France	04/25/09	4.000		8,038,455
11,720		Republic of France	04/25/10	5.500		15,833,589
60		Republic of France	10/25/11	5.000		81,101
9,150		Republic of France	10/25/32	5.750		15,188,125
4,360		Republic of France	04/25/55	4.000		5,763,326
2,400		Societe Generale	01/26/15[3]	4.196	[4]	2,984,498
1,200		Veolia Environnement	05/28/13	4.875		1,579,606
						55,908,144

Germany — 11.01%
7,235		Federal Republic of Germany	01/04/12	5.000		9,797,305
4,940		Federal Republic of Germany	07/04/12	5.000		6,718,334
5,365		Federal Republic of Germany	07/04/13	3.750		6,866,589
3,080		Federal Republic of Germany	07/04/14	4.250		4,068,903
4,534		Federal Republic of Germany	01/04/15	3.750		5,801,962
10,890		Federal Republic of Germany	01/04/16	3.500		13,664,986
2,310		Federal Republic of Germany	01/04/37	4.000		3,031,747
2,300		Kreditanstalt Fuer Wiederaufbau	08/17/07	4.750		2,957,406
1,610		Kreditanstalt Fuer Wiederaufbau	04/17/09	3.500		2,045,271
						54,952,503

Ireland — 1.42%
2,300		Bank of Ireland	02/27/19	4.625	[2]	3,005,407
1,100		Bank of Ireland Mortgage Bank	09/22/09	3.500		1,393,065
2,000		UT2 Funding PLC	06/30/16	5.321		2,686,100
						7,084,572

Italy — 0.61%
580		Sanpaolo IMI SpA	04/06/10	6.375		793,101
1,100		Telecom Italia SpA	01/28/11	4.500		1,403,861
700		UniCredito Italiano	02/01/16	3.950		854,969
						3,051,931

Japan — 13.15%
EUR	2,300	Bank of Tokyo-Mitsubishi UFJ	12/16/15	3.500	[2]	2,856,208
371,000		Government of Japan	07/20/07	0.100		3,162,000
606,600		Government of Japan	08/20/07	0.100		5,168,198

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) [1]			Maturity dates	Interest rates (%)		Value ($)

Long-term global debt securities—(continued)

Japan—(concluded)
758,000		Government of Japan	12/20/13	1.400		6,458,214
2,244,386		Government of Japan	09/10/15	0.800		18,737,279
128,000		Government of Japan	09/20/15	1.400		1,073,300
2,018,000		Government of Japan	03/20/16	2.000		17,796,929
335,000		Government of Japan	09/20/25	2.100		2,845,528
253,000		Government of Japan	03/20/36	2.500		2,193,869
230,000		Japan Finance Corp. for Municipal Entities	05/09/16	2.000		2,017,560
EUR	1,400	Resona Bank	09/27/12[3]	4.125	[4]	1,738,981
EUR	1,250	Sumitomo Mitsui Banking	10/15/15[3]	4.375	[4]	1,547,158
						65,595,224

Luxembourg — 1.03%
NZD	1,140	European Investment Bank	09/10/14	6.500		754,794
3,200		Gaz Capital (Gazprom)	12/09/12	4.560		4,024,939
270		Glencore Finance Europe	09/30/11	5.375		351,079
						5,130,812

Malaysia — 0.05%
EUR	200	Petronas Capital Ltd.	05/22/09	6.375		269,659

Mexico — 0.43%
EUR	800	United Mexican States	03/08/10	7.500		1,132,946
6,040		United Mexican States	12/18/14	9.500		612,317
EUR	300	United Mexican States	02/17/20	5.500		407,395
						2,152,658

Netherlands — 4.28%
1,800		BHP Billiton Finance BV	10/10/07	4.375		2,306,706
1,200		BMW Finance NV	08/06/18	5.000		1,622,065
955		Deutsche Telekom International Finance	05/29/12	8.125		1,442,933
420		EADS Finance BV	03/03/10	4.625		543,148
1		Government of the Netherlands	07/15/08	5.250		1,898
7,040		Government of the Netherlands	01/15/10	3.000		8,803,201
2,020		Government of the Netherlands	01/15/23	7.500		3,704,173
1		Government of the Netherlands	01/15/28	5.500		787
700		ING Bank NV	09/16/20	3.500	[2]	843,104
1,500		RWE Finance BV	07/23/18	5.125		2,065,343
						21,333,358

New Zealand — 0.90%
1,080		Government of New Zealand	04/15/15	6.000		734,425
2,450		Government of New Zealand	02/15/16	4.500		2,257,393
2,200		Government of New Zealand	12/15/17	6.000		1,505,950
						4,497,768

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) [1]			Maturity dates	Interest rates (%)		Value ($)

Long-term global debt securities—(continued)

Peru — 0.53%
USD	2,688	Republic of Peru	03/07/17	5.000	[2]	2,661,120

Poland — 0.48%
	5,000	Government of Poland	11/24/10	6.000		1,704,410
	1,940	Government of Poland	10/24/15	6.250		685,030
						2,389,440

South Korea — 0.58%
	700,000	Republic of South Korea	04/10/07	7.170		750,775
2,000,000		Republic of South Korea	07/10/07	6.150		2,142,862
						2,893,637

Sweden — 0.36%
EUR	1,400	Nordea Bank AB	09/30/16	4.000	[2]	1,779,812

United Kingdom — 11.17%
	1,400	Alliance & Leicester PLC	03/22/16[3]	5.827	[4]	2,702,615
EUR	1,500	Aviva PLC	10/02/23	5.250	[2]	2,015,596
EUR	550	Barclays Bank PLC	03/08/11	5.750		750,153
EUR	2,200	Barclays Bank PLC	03/04/19	4.500	[2]	2,870,067
EUR	1,900	HBOS PLC	10/30/19	4.375	[2]	2,448,392
EUR	310	Imperial Tobacco Finance	06/06/07	6.250		400,800
	370	Mitchells & Butlers Finance	09/15/30	6.469		827,119
EUR	1,750	Nationwide Building Society	08/17/15	3.375	[2]	2,180,561
	800	Nationwide Building Society	02/06/26[3]	5.769	[4]	1,590,896
EUR	180	RBS Capital Trust I	06/30/12[3]	6.467	[4]	254,017
EUR	1,800	Rio Tinto Finance PLC	05/10/07	5.125		2,312,013
EUR	1,100	Rolls-Royce Group PLC Euro MTN	03/16/11	4.500		1,424,346

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) [1]			Maturity dates	Interest rates (%)		Value ($)

Long-term global debt securities—(continued)

United Kingdom—(concluded)
EUR	1,400	Standard Chartered Bank	02/03/17	3.625	[2]	1,737,343
	2,500	United Kingdom Treasury Bonds	03/07/08	5.000		4,768,395
	5	United Kingdom Treasury Bonds	12/07/09	5.750		9,767
	7,960	United Kingdom Treasury Bonds	03/07/11	4.250		14,855,747
	4,670	United Kingdom Treasury Bonds	09/07/16	4.000		8,553,597
	2,850	United Kingdom Treasury Bonds	12/07/55	4.250		6,027,463
						55,728,887

United States — 11.60%
	1,480	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4	05/10/45	5.741	[2]	1,538,325
GBP	1,600	Bear Stearns Co., Inc.	01/20/10	5.125		3,021,579
	1,560	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A4	03/11/39	5.627	[2]	1,589,398
	2,090	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12, Class A4	09/11/38	5.711	[2]	2,165,318
	1,740	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13, Class A4	09/11/41	5.540	[2]	1,771,256
	1,100	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A4	04/12/38	5.467	[2]	1,123,675
	690	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T24, Class A4	10/12/41	5.537		702,183
EUR	1,150	BMW US Capital LLC	09/23/10	2.750		1,403,462
GBP	550	Capital One Multi-Asset	06/17/14	6.625		1,104,819
EUR	1,150	Citigroup, Inc.	11/14/07	4.625		1,478,949
JPY	74,000	Citigroup, Inc.	10/31/25	2.400		607,852
	4,180	Discover Card Master Trust I, Series 2003-2, Class A	08/15/10	5.450	[2]	4,186,846
	4,876	First USA Credit Card Master Trust, Series 1997-4, Class A	02/17/10	5.530	[2]	4,882,704
EUR	2,240	Goldman Sachs Group, Inc.	02/04/13	3.750		2,791,950
	1,670	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	07/10/38	6.110	[2]	1,753,818

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) [1]			Maturity dates	Interest rates (%)		Value ($)

Long-term global debt securities—(concluded)

United States—(concluded)
	1,200	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	04/10/38	5.553	[2]	1,222,435
	3,010	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	11/10/39	5.560	[2]	3,066,769
	37	Long Beach Mortgage Loan Trust, Series 2004-1, Class A3	02/25/34	5.630	[2]	37,376
GBP	230	MBNA Credit Card, Series 03C4	05/17/13	6.100		447,732
	282	Option One Trust	02/25/32	5.900	[2]	281,696
	62	Residential Asset Securities Corp., Series 2003-KS6, Class A2	08/25/33	5.620	[2]	62,105
	90	Residential Asset Securities Corp., Series 2003-KS7, Class AIIB	09/25/33	5.640	[2]	89,627
	555	Residential Asset Securities Corp., Series 2003-RS4, Class AIIB	05/25/33	5.650	[2]	562,011
EUR	1,255	Residential Capital Corp.	05/17/12	5.125		1,625,991
	5	US Treasury Bonds	05/15/30	6.250		6,037
	11,257	US Treasury Inflation Index Bonds [5,6]	07/15/13	1.875		10,900,348
	4,449	US Treasury Inflation Index Bonds [6]	01/15/25	2.375		4,503,396
	5,105	US Treasury Inflation Index Bonds [6]	01/15/26	2.000		4,879,524
	180	US Treasury Stripped Principal Payment Bonds [7]	02/15/19	8.875	[8]	100,490
						57,907,671
Total long-term global debt securities (cost—$443,527,280)						449,869,222

Commercial paper[9]—3.21%

Banking-non-US — 1.36%

Australia — 0.80%
USD	4,000	Westpac Banking Corp.	11/22/06	5.250		3,987,750

United Kingdom — 0.56%
USD	2,781	Lloyds TSB Bank PLC	11/13/06	5.240		2,776,142
						6,763,892

Banking-US — 1.85%
	5,075	ANZ (Delaware) Inc.	12/12/06	5.250		5,044,656

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) [1]		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[9]—(concluded)

Banking-US—(concluded)

4,200	Barclays US Funding Corp.	11/21/06	5.275	4,187,750
				9,232,406
Total commercial paper (cost—$15,996,298)				15,996,298

Short-term US government obligations[9]—0.99%
5,000	US Treasury Bills[10] (cost — $4,935,474)	11/09/06 to 05/03/07	4.830 to 4.920	4,935,474

Repurchase agreement—2.68%
13,397	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $401,302 US Treasury Bonds, 12.500% due 08/15/14 and $13,219,666 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$13,665,149); proceeds: $13.398,823 (cost—$13,397,000)	11/01/06	4.900	13,397,000

Number of shares (000)

Investments of cash collateral from securities loaned—2.10%

United States — 0.10%

Money Market Funds [11]—0.10%
[12]0	DWS Money Market Series	5.234	108
472	UBS Private Money Market Fund LLC [13]	5.237	472,314
Total money market funds (cost — $472,422)			472,422

Principal amount (000) [1]

Repurchase agreement — 2.00%
10,000	Repurchase Agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $10,220,000 US Treasury Notes, 4.125% due 08/15/08; (value—$10,202,433); proceeds: $10,001,469 (cost — $10,000,000)	11/01/06	5.290	10,000,000
Total investments of cash collateral from securities loaned (cost—$10,472,422)				10,472,422
Total investments[14,15] (cost — $488,328,474) — 99.13%				494,670,416
Other assets in excess of liabilities — 0.87%				4,358,699
Net Assets — 100.00%				499,029,115

Note:	The Schedule of investments is listed by the issuer’s country of origin.
1	In local currency unless otherwise indicated.
2	Floating rate security. The interest rate shown is the current rate as of October 31, 2006.
3	Perpetual bond security. The maturity date reflects the next call date.
4	Variable rate security. The interest rate shown is the current rate as of October 31, 2006, and resets at the next call date.
5	Security, or portion thereof, was on loan at October 31, 2006.
6	Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.
7

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

8	Annualized yield at date of purchase.
9	Interest rates shown are the discount rates at date of purchase.
10	Partial amount delivered to broker as collateral for futures transactions.
11	Interest rates shown reflect yield at October 31, 2006.
12	Amount represents less than 500 shares.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

13	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Security description	Value at 07/31/06 ($)	Purchases during the three months ended 10/31/06 ($)	Sales during the three months ended 10/31/06 ($)	Value at 10/31/06 ($)	Income earned from affiliate for the the three months ended 10/31/06 ($)
UBS Private Money Market Fund LLC	—	12,524,421	12,052,107	472,314	121

14

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $10,427,300 and $4,085,358, respectively, resulting in net unrealized appreciation of investments of $6,341,942.

15	Includes $9,199,411 of investments in securities on loan, at market value.
EUR	Euro Dollar
GBP	Great Britain Pound
JPY	Japanese Yen
MTN	Medium Term Note
NZD	New Zealand Dollar
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Futures contracts

					Unrealized
Number of			In	Expiration	appreciation
contracts	Currency	Contracts to receive	exchange for ($)	dates	(depreciation) ($)
248	EUR	Euro Bond 2 Year Futures	32,928,568	December 2006	(40,596)
3	EUR	Euro Bond 5 Year Futures	422,163	December 2006	(2,078)
50	EUR	Euro Bond 10 Year Futures	7,481,989	December 2006	34,338
76	GBP	United Kingdom Long Gilt 10 Year Futures	15,882,904	December 2006	64,395
21	JPY	Japan Bond 10 Year Futures	24,077,352	December 2006	28,151
					84,210

		Contracts to deliver
99	EUR	Euro Bond 10 Year Futures	14,777,236	December 2006	(110,343)
13	JPY	Japan Bond 10 Year Futures	14,998,294	December 2006	50,962
32	USD	US Treasury Bond 20 Year Futures	3,529,423	December 2006	(75,577)
63	USD	US Treasury Note 2 Year Futures	12,853,747	December 2006	(23,847)
482	USD	US Treasury Note 5 Year Futures	50,540,666	December 2006	(340,459)
152	USD	US Treasury Note 10 Year Futures	16,362,401	December 2006	(86,849)
					(586,113)
					(501,903)

Currency type abbreviations:

EUR	Euro Dollar
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	7,360,000	CAD	6,224,637	11/29/06	(73,580)
Australian Dollar	2,920,000	CAD	2,459,896	11/29/06	(33,496)
Australian Dollar	3,440,000	CAD	2,900,324	11/29/06	(38,407)
Australian Dollar	7,160,000	CAD	5,935,067	11/29/06	(125,242)
Australian Dollar	48,025,135	EUR	28,233,140	12/13/06	(515,176)
Australian Dollar	9,640,000	NZD	10,991,022	11/29/06	(54,885)
Australian Dollar	3,340,000	NZD	3,952,606	11/29/06	29,300
Australian Dollar	3,080,000	NZD	3,676,122	11/29/06	37,451
Australian Dollar	6,980,000	NZD	8,019,535	11/29/06	(19,244)
Australian Dollar	3,700,000	NZD	4,412,435	11/29/06	43,758
Australian Dollar	1,170,000	USD	867,812	11/29/06	(37,498)
Australian Dollar	860,000	USD	639,365	11/29/06	(26,077)
Australian Dollar	18,853,221	USD	14,102,209	12/13/06	(480,879)
Canadian Dollar	6,479,679	AUD	7,600,000	11/29/06	52,775
Canadian Dollar	5,633,449	AUD	6,600,000	11/29/06	42,997
Canadian Dollar	1,174,592	AUD	1,380,000	11/29/06	10,466
Canadian Dollar	4,710,662	AUD	5,540,000	11/29/06	44,122
Canadian Dollar	8,050,811	GBP	3,824,614	12/13/06	59,872
Canadian Dollar	1,300,808	USD	1,170,000	11/29/06	10,637
Canadian Dollar	883,428	USD	780,000	11/29/06	(7,367)
Canadian Dollar	3,436,466	USD	3,060,000	11/29/06	(2,797)
Canadian Dollar	6,655,323	USD	5,957,257	11/29/06	25,611
Canadian Dollar	994,005	USD	890,000	11/29/06	4,079
Canadian Dollar	8,902,659	USD	7,986,094	11/29/06	51,480
Canadian Dollar	8,227,774	USD	7,401,074	12/13/06	64,812
Danish Krone	21,344,359	USD	3,596,187	11/29/06	(64,303)
Danish Krone	30,313,099	USD	5,174,650	12/13/06	(27,221)
Danish Krone	62,695,319	USD	10,710,612	12/13/06	(48,201)
Euro Dollar	21,020,904	CAD	29,831,396	12/13/06	(146,032)
Euro Dollar	4,720,000	CHF	7,478,557	11/29/06	(2,149)
Euro Dollar	13,780,000	CHF	21,730,480	11/29/06	(47,838)
Euro Dollar	4,140,000	CHF	6,537,681	02/28/07	498
Euro Dollar	3,360,000	CHF	5,304,050	02/28/07	(365)
Euro Dollar	680,000	CHF	1,073,230	02/28/07	(159)
Euro Dollar	23,712,603	DKK	176,907,871	12/13/06	11,874
Euro Dollar	12,980,000	GBP	8,775,377	11/29/06	74,886
Euro Dollar	3,140,000	GBP	2,154,166	11/29/06	47,985
Euro Dollar	7,080,000	GBP	4,822,452	11/29/06	75,080
Euro Dollar	9,700,000	GBP	6,574,262	11/29/06	71,601
Euro Dollar	5,620,000	GBP	3,813,022	11/29/06	45,316
Euro Dollar	17,804,089	GBP	12,006,187	12/13/06	67,257
Euro Dollar	2,600,000	JPY	383,260,800	11/29/06	(16,502)
Euro Dollar	3,500,000	JPY	516,659,720	11/29/06	(19,073)
Euro Dollar	700,000	JPY	103,709,514	11/29/06	(2,194)
Euro Dollar	1,705,050	JPY	252,347,338	12/13/06	(5,105)
Euro Dollar	2,580,000	NOK	21,461,114	11/29/06	(4,923)
Euro Dollar	5,580,000	NOK	46,321,548	11/29/06	(17,875)
Euro Dollar	7,030,222	NOK	58,778,378	12/13/06	9,720
Euro Dollar	2,000,000	SEK	18,551,400	11/29/06	8,611
Euro Dollar	3,660,000	SEK	34,009,706	11/29/06	19,966
Euro Dollar	13,646,727	SEK	126,593,859	12/13/06	61,671
Euro Dollar	10,790,000	USD	13,693,392	11/29/06	(100,932)
Euro Dollar	3,430,000	USD	4,357,590	11/29/06	(27,445)
Euro Dollar	14,020,000	USD	17,939,672	11/29/06	15,999
Euro Dollar	23,642,543	USD	30,144,471	11/29/06	(81,006)
Euro Dollar	3,010,000	USD	3,820,142	11/29/06	(27,951)
Euro Dollar	20,340,000	USD	26,332,876	11/29/06	329,488
Euro Dollar	1,101,959	USD	1,390,000	12/13/06	(19,687)
Euro Dollar	130,000	USD	166,880	02/28/07	9
Euro Dollar	150,000	USD	192,548	02/28/07	5
Great Britain Pound	19,364,399	AUD	48,960,946	12/13/06	460,000
Great Britain Pound	1,160,000	CHF	2,700,376	11/29/06	(18,021)
Great Britain Pound	7,300,000	CHF	16,953,582	11/29/06	(129,596)
Great Britain Pound	280,000	CHF	646,505	11/29/06	(6,490)
Great Britain Pound	3,740,000	CHF	8,523,759	11/29/06	(131,725)

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation)($)
Great Britain Pound	2,934,040	EUR	4,340,000	11/29/06	(24,943)
Great Britain Pound	2,583,577	EUR	3,840,000	11/29/06	(10,202)
Great Britain Pound	16,956,650	EUR	24,900,000	11/29/06	(260,552)
Great Britain Pound	7,715,608	EUR	11,380,000	11/29/06	(86,588)
Great Britain Pound	4,988,946	EUR	7,426,348	12/13/06	(9,915)
Great Britain Pound	695,910	EUR	1,026,567	12/13/06	(7,355)
Great Britain Pound	201,738	EUR	300,000	02/28/07	0
Great Britain Pound	8,974,922	JPY	1,970,892,926	12/13/06	(85,125)
Great Britain Pound	29,700	USD	56,173	11/29/06	(496)
Great Britain Pound	3,400,406	USD	6,500,574	11/29/06	12,424
Japanese Yen	883,582,806	AUD	10,158,460	12/13/06	128,014
Japanese Yen	398,588,360	EUR	2,680,000	11/29/06	1,834
Japanese Yen	656,464,920	EUR	4,420,000	11/29/06	6,924
Japanese Yen	494,266,686	EUR	3,340,000	11/29/06	12,939
Japanese Yen	408,904,960	USD	3,550,000	11/29/06	38,874
Japanese Yen	2,439,101,327	USD	21,263,820	11/29/06	320,097
Japanese Yen	1,537,526,510	USD	13,260,000	11/29/06	57,789
Japanese Yen	33,170,000	USD	279,821	11/29/06	(4,998)
Japanese Yen	1,298,523,355	USD	11,097,375	11/29/06	(52,598)
Japanese Yen	165,197,120	USD	1,420,000	11/29/06	1,509
Japanese Yen	656,155,060	USD	5,720,000	11/29/06	85,822
Japanese Yen	147,760,670	USD	1,275,417	11/29/06	6,647
Japanese Yen	43,103,999	USD	370,084	12/13/06	(747)
Mexican Peso	12,375,055	USD	1,122,057	11/29/06	(26,929)
New Zealand Dollar	4,851,705	AUD	4,060,000	11/29/06	(51,343)
New Zealand Dollar	11,500,524	AUD	9,360,000	11/29/06	(223,787)
New Zealand Dollar	7,772,660	AUD	6,780,000	11/29/06	24,406
New Zealand Dollar	395,012	AUD	320,000	11/29/06	(8,263)
New Zealand Dollar	5,184,036	AUD	4,400,000	11/29/06	(30,912)
New Zealand Dollar	6,677,142	AUD	5,640,000	11/29/06	(50,373)
New Zealand Dollar	3,510,000	USD	2,292,437	11/29/06	(54,596)
New Zealand Dollar	4,630,000	USD	2,962,608	11/29/06	(133,336)
New Zealand Dollar	8,494,176	USD	5,292,725	11/29/06	(387,079)
New Zealand Dollar	3,601,577	USD	2,373,508	12/13/06	(32,738)
New Zealand Dollar	879,595	USD	574,028	12/13/06	(13,637)
Norwegian Krone	64,755,129	EUR	7,840,000	11/29/06	50,205
Norwegian Krone	12,933,917	GBP	1,054,504	12/13/06	14,492
Norwegian Krone	7,040,000	SEK	8,083,117	11/29/06	21,410
Norwegian Krone	36,380,000	SEK	41,772,244	11/29/06	110,766
Norwegian Krone	11,740,483	USD	1,921,834	11/29/06	122,822
Norwegian Krone	20,013,323	USD	3,084,668	12/13/06	15,888
Polish Zloty	6,345,565	USD	2,075,647	11/29/06	(20,389)
Singapore Dollar	617,727	USD	394,331	11/29/06	(3,034)
South Korean Won	2,124,622,500	USD	2,230,000	11/29/06	(26,518)
Swedish Krona	30,903,029	EUR	3,360,000	11/29/06	3,802
Swedish Krona	11,194,820	EUR	1,200,000	11/29/06	(9,605)
Swedish Krona	103,636,389	EUR	11,160,000	11/29/06	(56,346)
Swedish Krona	42,986,360	EUR	4,640,000	11/29/06	(16,309)
Swedish Krona	15,790,460	EUR	1,720,000	11/29/06	3,955
Swedish Krona	40,048,227	NOK	34,260,000	11/29/06	(153,584)
Swedish Krona	42,372,296	NOK	37,400,000	11/29/06	(74,248)
Swedish Krona	16,591,716	NOK	14,760,000	11/29/06	(20,241)
Swedish Krona	8,387,262	USD	1,173,011	11/29/06	9,239
Swedish Krona	62,668,453	USD	8,626,671	12/13/06	(76,544)

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation)($)
Swiss Franc	11,698,815	EUR	7,360,000	11/29/06	(11,702)
Swiss Franc	18,108,239	EUR	11,400,000	11/29/06	(13,204)
Swiss Franc	8,580,760	GBP	3,660,000	11/29/06	32,423
Swiss Franc	6,741,595	GBP	2,940,000	11/29/06	86,979
Swiss Franc	16,325,245	GBP	7,060,000	11/29/06	153,942
Swiss Franc	140,159	GBP	60,000	11/29/06	737
Swiss Franc	7,249,421	GBP	3,160,000	11/29/06	92,136
Swiss Franc	2,139,043	USD	1,750,000	11/29/06	25,301
Swiss Franc	708,946	USD	580,000	11/29/06	8,381
Swiss Franc	8,169,897	USD	6,769,885	11/29/06	182,540
Swiss Franc	1,790,064	USD	1,440,000	11/29/06	(3,319)
United States Dollar	420,206	AUD	550,000	11/29/06	5,368
United States Dollar	53,515	AUD	70,000	11/29/06	649
United States Dollar	2,251,725	AUD	2,971,563	11/29/06	47,580
United States Dollar	2,596,359	AUD	3,400,000	11/29/06	34,458
United States Dollar	11,251,785	AUD	15,000,000	12/13/06	350,812
United States Dollar	1,710,000	CAD	1,916,533	11/29/06	(1,864)
United States Dollar	12,264,296	CAD	13,688,304	11/29/06	(64,410)
United States Dollar	1,080,000	CAD	1,213,726	02/28/07	4,686
United States Dollar	510,000	CAD	572,985	02/28/07	2,067
United States Dollar	20,000	CAD	22,474	02/28/07	85
United States Dollar	1,040,000	CHF	1,264,588	11/29/06	(20,369)
United States Dollar	1,429,415	DKK	8,299,898	11/29/06	(6,009)
United States Dollar	12,729,370	EUR	9,880,000	11/29/06	(98,423)
United States Dollar	7,303,348	EUR	5,710,000	11/29/06	(3,478)
United States Dollar	17,301,048	EUR	13,490,000	11/29/06	(54,946)
United States Dollar	2,595,140	EUR	2,000,000	11/29/06	(38,268)
United States Dollar	33,867,984	EUR	26,530,000	11/29/06	48,922
United States Dollar	4,450,194	EUR	3,437,778	11/29/06	(55,215)
United States Dollar	3,700,149	EUR	2,922,898	11/29/06	36,588
United States Dollar	17,845,072	EUR	13,783,864	11/29/06	(223,285)
United States Dollar	14,712,405	EUR	11,536,698	12/13/06	45,981
United States Dollar	1,694,128	EUR	1,320,000	02/28/07	249
United States Dollar	1,001,481	EUR	780,000	02/28/07	(259)
United States Dollar	382,720	GBP	200,000	11/29/06	(1,110)
United States Dollar	402,343	GBP	210,000	11/29/06	(1,652)

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation)($)
United States Dollar	7,728,813	GBP	4,213,766	11/29/06	311,268
United States Dollar	10,696,870	GBP	5,595,173	11/29/06	(20,992)
United States Dollar	4,131,809	GBP	2,188,174	12/13/06	43,717
United States Dollar	256,579	HUF	54,951,550	11/29/06	11,968
United States Dollar	1,710,000	JPY	192,581,910	11/29/06	(56,365)
United States Dollar	50,613,373	JPY	5,748,807,758	11/29/06	(1,250,340)
United States Dollar	10,820,000	JPY	1,228,535,020	11/29/06	(270,993)
United States Dollar	610,367	JPY	69,560,000	11/29/06	(13,079)
United States Dollar	4,899,914	JPY	562,485,674	11/29/06	(70,043)
United States Dollar	5,410,000	JPY	619,934,605	11/29/06	(86,835)
United States Dollar	2,760,000	JPY	311,470,120	11/29/06	(85,513)
United States Dollar	18,269,704	JPY	2,122,939,568	12/13/06	(5,711)
United States Dollar	4,360,000	JPY	501,195,516	02/28/07	(5,043)
United States Dollar	7,090,000	JPY	816,086,930	02/28/07	1,092
United States Dollar	1,640,000	JPY	189,286,880	02/28/07	4,740
United States Dollar	7,898,332	KRW	7,511,313,645	11/29/06	79,280
United States Dollar	4,707,605	KRW	4,500,000,000	12/06/06	72,563
United States Dollar	500,000	MXN	5,544,250	11/29/06	14,767
United States Dollar	826,817	MXN	9,118,886	11/29/06	19,843
United States Dollar	4,993,838	MYR	18,000,000	06/14/07	(12,018)
United States Dollar	3,502,286	NOK	21,395,465	11/29/06	(223,826)
United States Dollar	2,881,073	NZD	4,566,406	11/29/06	172,348
United States Dollar	2,286,130	NZD	3,590,000	11/29/06	114,397
United States Dollar	759,522	NZD	1,200,000	11/29/06	42,882
United States Dollar	2,777,338	NZD	4,238,386	12/13/06	54,367
United States Dollar	1,181,552	PLN	3,538,748	11/29/06	(12,650)
United States Dollar	1,406,531	PLN	4,288,234	11/29/06	9,938
United States Dollar	12,979,040	SEK	92,802,735	11/29/06	(102,223)
United States Dollar	973,910	SGD	1,525,650	11/29/06	7,494
United States Dollar	40,000	SGD	62,874	11/29/06	445
United States Dollar	2,952,228	THB	110,000,000	06/14/07	45,469
United States Dollar	2,141,328	THB	80,000,000	06/14/07	38,816
United States Dollar	1,167,146	ZAR	8,211,220	11/29/06	(55,406)
					(2,208,859)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Dollar
GBP	Great Britain Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments — October 31, 2006 (unaudited)

Investments by type of issuer

	Percentage of portfolio assets (%)
	Long-term	Short-term
Government and other public issuers	67.04	1.00
Repurchase agreements	—	4.73
Bank and other financial institutions	19.32	3.23
Industrial	4.58	—
Money market funds	—	0.10
	90.94	9.06

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—92.42%

Aerospace & defense — 3.94%
260	Alliant Techsystems, Inc.	04/01/16	6.750	258,050
285	DRS Technologies, Inc.	11/01/13	6.875	285,000
265	Hexcel Corp.	02/01/15	6.750	257,050
310	Sequa Corp.	08/01/09	9.000	327,050
				1,127,150

Airlines — 2.03%
526	American Airlines, Inc., Series 2001-1, Class B	05/23/19	7.377	505,355
75	Continental Airlines, Inc., Series D	12/01/06	7.568	75,000
				580,355

Apparel/textiles — 0.84%
85	Phillips Van-Heusen	02/15/11	7.250	85,638
150	Phillips Van-Heusen	05/01/13	8.125	156,375
				242,013

Auto & truck — 5.21%
1,050	Ford Motor Co. [2]	07/16/31	7.450	822,937
750	General Motors [2]	07/15/33	8.375	667,500
				1,490,437

Automotive — 3.16%
170	Ashtead Holdings PLC [3]	08/01/15	8.625	174,250
135	Avis Budget Car Rental [3]	05/15/14	7.625	131,962
180	Hertz Corp. [3]	01/01/14	8.875	188,100
120	Hertz Corp. [3]	01/01/16	10.500	131,700
285	United Rentals North America, Inc.	02/15/12	6.500	277,875
				903,887

Automotive parts — 0.35%
120	J.B. Poindexter & Co.	03/15/14	8.750	100,800

Beverages — 1.30%
55	Constellation Brands, Inc.	09/01/16	7.250	55,894
305	Constellation Brands, Inc., Series B	01/15/12	8.125	316,437
				372,331

Building materials — 0.61%
160	Interface, Inc.	02/01/10	10.375	175,200

Building products — 2.73%
75	Ainsworth Lumber	03/15/14	6.750	52,875
150	K. Hovnanian Enterprises Inc.	05/15/13	7.750	141,937
100	K. Hovnanian Enterprises Inc.	01/15/14	6.500	94,375
165	Nortek, Inc.	09/01/14	8.500	157,575
175	Standard Pacific Corp.	04/15/12	9.250	176,750
165	US Concrete, Inc.	04/01/14	8.375	158,400
				781,912

Building products-cement — 0.72%
207	Texas Industries, Inc.	07/15/13	7.250	205,965

Cable — 2.85%
290	CCH I Holdings LLC	01/15/15	12.125[4]	242,875

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]	Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Cable—(concluded)
100	Charter Communications Operating LLC [3]	04/30/12	8.000	102,000
115	Charter Communications Operating LLC [3]	04/30/14	8.375	118,162
150	DIRECTV Holdings Finance	03/15/13	8.375	155,625
200	EchoStar DBS Corp.	10/01/11	6.375	198,000
816,662

Chemicals — 6.76%
140	Chemtura Corp.	06/01/16	6.875	136,850
170	Hexion US Finance Nova Scotia	07/15/14	9.000	191,250
100	Huntsman LLC	10/15/10	11.625	110,250
175	Huntsman LLC	07/15/12	11.500	198,188
190	Innophos, Inc.	08/15/14	8.875	189,525
215	Lyondell Chemical Co.	07/15/12	11.125	232,737
65	Lyondell Chemical Co.	06/01/13	10.500	71,500
160	Lyondell Chemical Co.	09/15/14	8.000	163,600
205	Nalco Co.	11/15/11	7.750	208,588
165	Nova Chemicals Corp.	01/15/12	6.500	155,100
200	OM Group, Inc.	12/15/11	9.250	208,500
EUR	50	SGL Carbon Luxembourg SA	02/01/12	8.500	68,920
1,935,008

Commercial services — 1.33%
280	Iron Mountain, Inc.	01/15/15	7.750	284,200
95	Lamar Media Corp.	01/01/13	7.250	95,475
379,675

Communications equipment — 1.73%
200	American Tower Corp.	05/01/12	7.500	205,000
285	American Tower Corp.	10/15/12	7.125	290,700
495,700

Computer software & services — 1.29%
280	Sungard Data Systems, Inc.	08/15/13	9.125	290,500
75	Sungard Data Systems, Inc.	08/15/15	10.250	78,563
369,063

Consumer products — 0.83%
240	Scotts Co.	11/15/13	6.625	237,000

Containers & packaging — 2.50%
200	Ball Corp.	12/15/12	6.875	202,000
220	Crown Americas	11/15/13	7.625	225,500
EUR	50	Crown Euro Holdings SA	09/01/11	6.250	67,245
150	Owens-Brockway Glass Container, Inc.	11/15/12	8.750	158,250
EUR	50	Owens-Brockway Glass Container, Inc.	12/01/14	6.750	62,379
715,374

Electric utilities — 3.42%
230	Edison Mission Energy [3]	06/15/13	7.500	236,325
160	Midwest Generation LLC	05/01/34	8.750	173,000
295	MSW Energy Holdings Finance	09/01/10	8.500	305,325

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]	Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Electric utilities—(concluded)
EUR	50	Ray Acquisition SCA	03/15/15	9.375	72,271
194	Tenaska Alabama Partners [3]	06/30/21	7.000	191,871
978,792

Electronics — 0.69%
200	L-3 Communications Corp., Series B	10/15/15	6.375	197,000

Energy — 1.71%
155	Alpha Natural Resources	06/01/12	10.000	166,625
185	Foundation PA Coal Co.	08/01/14	7.250	183,613
150	Massey Energy Co.	12/15/13	6.875	140,625
490,863

Energy-independent — 0.95%
270	NRG Energy, Inc.	02/01/14	7.250	273,038

Finance-captive automotive — 3.45%
600	Ford Motor Credit Co.	10/01/13	7.000	557,774
400	General Motors Acceptance Corp.	11/01/31	8.000	428,588
986,362

Finance-diversified — 0.99%
270	UCAR Finance, Inc.	02/15/12	10.250	283,838

Finance-other — 1.42%
150	American Real Estate Partners Finance	02/15/13	7.125	149,625
265	Arch Western Finance	07/01/13	6.750	255,725
405,350

Food — 0.55%
155	Smithfield Foods, Inc.	08/01/11	7.000	156,356

Gaming — 4.61%
145	American Casino & Entertainment Properties LLC	02/01/12	7.850	147,538
85	Isle of Capri Casinos	03/01/14	7.000	81,600
165	Mandalay Resort Group	12/15/11	6.375	160,462
175	MGM Mirage, Inc.	10/01/09	6.000	172,812
175	Mohegan Tribal Gaming	02/15/13	6.125	173,469
165	River Rock Entertainment	11/01/11	9.750	176,550
140	Station Casinos	04/01/12	6.000	133,525
280	Wynn Las Vegas LLC Corp.	12/01/14	6.625	274,400
1,320,356

Health care providers & services — 0.66%
240	HCA, Inc. [2]	02/15/16	6.500	190,200

Industrial products & services — 1.53%
455	Allied Waste North America, Series B	02/15/11	5.750	437,938

Machinery — 1.44%
200	Terex Corp.	07/15/11	9.250	210,000
200	Terex Corp.	01/15/14	7.375	203,000
413,000

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)[1]	Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Machinery-agriculture & construction — 1.09%
100	Case New Holland, Inc.	06/01/09	6.000	99,250
200	Case New Holland, Inc.	08/01/11	9.250	212,250
311,500

Manufacturing-diversified — 0.99%
145	Koppers Holdings, Inc.	11/15/14	9.875[4]	110,200
160	Koppers, Inc.	10/15/13	9.875	172,800
283,000

Medical products — 0.24%
EUR	50	Fresenius Medical Capital Trust IV	06/15/11	7.375	70,037

Metals — 4.76%
290	California Steel Industries	03/15/14	6.125	268,250
280	Century Aluminum Co.	08/15/14	7.500	279,300
155	Jorgensen Earle M. Co.	06/01/12	9.750	165,656
217	Mueller Group, Inc.	05/01/12	10.000	236,530
325	Novelis, Inc. [3]	02/15/15	8.250	310,375
50	RathGibson, Inc. [3]	02/15/14	11.250	52,000
50	Ryerson, Inc.	12/15/11	8.250	49,750
1,361,861

Oil & gas — 4.92%
185	Compton Petroleum Finance Corp.	12/01/13	7.625	175,287
185	Denbury Resources, Inc.	12/15/15	7.500	185,000
295	El Paso Production Holdings	06/01/13	7.750	302,375
190	Forest Oil Corp.	12/15/11	8.000	196,650
200	Pacific Energy Partners	09/15/15	6.250	196,750
185	SemGroup LP [3]	11/15/15	8.750	186,387
165	Swift Energy Co.	07/15/11	7.625	165,413
1,407,862

Oil equipment — 4.65%
60	Dynegy Holdings, Inc.	02/15/12	8.750	62,700
170	Grant Prideco, Inc.	08/15/15	6.125	162,562
145	Markwest Energy Partners [3]	07/15/16	8.500	146,088
165	Range Resources Corp.	07/15/13	7.375	166,650
165	Sonat, Inc.	07/15/11	7.625	170,775
155	Targa Resources, Inc. [3]	11/01/13	8.500	154,612
280	Universal Compression, Inc.	05/15/10	7.250	281,750
180	Williams Cos., Inc.	09/01/11	7.125	185,850
1,330,987

Oil refining — 1.92%
260	Frontier Oil Corp.	10/01/11	6.625	256,750
100	Tesoro Corp.	11/01/12	6.250	97,500
200	Tesoro Corp. [3]	11/01/12	6.250	195,000
549,250

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)[1]	Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(concluded)

Oil services — 5.27%
275	Basic Energy Services [3]	04/15/16	7.125	261,938
200	Chesapeake Energy Corp.	09/15/13	7.500	204,750
95	Chesapeake Energy Corp.	06/15/15	6.375	91,675
160	Delta Petroleum Corp.	04/01/15	7.000	148,400
150	Hilcorp Energy Co. [3]	06/01/16	9.000	155,250
255	Hornbeck Offshore Services, Series B	12/01/14	6.125	237,469
245	Houston Exploration Co.	06/15/13	7.000	236,425
170	Williams Partners LP [3]	06/15/11	7.500	174,250
1,510,157

Paper & forest products — 1.14%
315	Georgia-Pacific Corp.	05/15/11	8.125	326,025

Personal products — 0.84%
225	Nutro Products, Inc. [3]	04/15/14	10.750	241,875

Real estate investment trust — 0.07%
20	Ventas Realty LP Capital Corp.	06/01/10	6.750	20,550

Retail — 2.06%
285	Inergy LP	12/15/14	6.875	275,737
160	Neiman Marcus Group, Inc.	10/15/15	9.000	171,600
130	Neiman Marcus Group, Inc. [2]	10/15/15	10.375	142,188
589,525

Retail (food) — 0.30%
82	Domino’s, Inc.	07/01/11	8.250	85,690

Steel — 0.23%
60	Ispat Inland ULC	04/01/14	9.750	67,200

Telecommunications — 0.35%
GBP	50	NTL Cable PLC	04/15/14	9.750	99,550

Telecommunication services — 2.34%
200	Qwest Corp	03/15/12	8.875	220,000
235	Rogers Wireless, Inc.	12/15/12	8.000	248,512
185	Ubiquitel Operating Co.	03/01/11	9.875	200,263
668,775

Textile mill products — 0.61%
165	Invista [3]	05/01/12	9.250	175,313

Transportation services — 1.04%
142	Bristow Group, Inc.	06/15/13	6.125	131,705
175	PHI, Inc. [3]	04/15/13	7.125	165,375
297,080

Total corporate bonds (cost—$26,307,854)	26,457,862

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($) [1]		Maturity date	Interest rates (%)	Value ($)

Repurchase agreement—4.04%
1,156	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $34,628 US Treasury Bonds, 12.500% due 08/15/14 and $1,140,698 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$1,179,138); proceeds: $1,156,157 (cost—$1,156,000)	11/01/06	4.900	1,156,000

Number of shares (000)

Investments of cash collateral from securities loaned—5.98%

Money market funds[5] — 5.98%
[6]0	AIM Prime Portfolio	5.196	42
1,713	UBS Private Money Market Fund LLC [7]	5.237	1,713,104

Total money market funds and investments of cash collateral from securities loaned (cost—$1,713,146)			1,713,146
Total investments (cost — $29,177,000)[8,9] — 102.44%			29,327,008
Liabilities in excess of other assets — (2.44)%			(699,570)
Net assets — 100.00%			28,627,438

1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at October 31, 2006.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.20% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
5	Interest rates shown reflect yield at October 31, 2006.
6	Amount represents less than 500 shares.
7	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Security description	Value at 07/31/06 ($)	Purchases during the three months ended 10/31/06 ($)	Sales during the three months ended 10/31/06 ($)	Value at 10/31/06 ($)	Income earned from affiliate for the three months ended 10/31/06 ($)
UBS Private Money Market Fund LLC	16,547	4,162,912	2,466,355	1,713,104	1,473

8	Includes $1,635,568 of investments in securities on loan, at value.
9

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $294,429 and $144,421 respectively, resulting in net unrealized appreciation of investments of $150,008.

EUR	Euro Dollar
GBP	Great Britain Pound

Issuer breakdown by country of origin

Percentage of
portfolio assets (%)
United States	95.0
Canada	3.4
United Kingdom	0.9
France	0.5
Luxembourg	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—98.38%

Security description	Number of shares	Value ($)

Aerospace & defense—2.59%
Boeing Co.	18,900	1,509,354
Lockheed Martin Corp.	199,200	17,316,456
Raytheon Co.	228,000	11,388,600
United Technologies Corp. [1]	144,698	9,509,553
		39,723,963

Air freight & couriers—0.33%
FedEx Corp.	44,300	5,074,122

Airlines—0.22%
US Airways Group, Inc. *	68,400	3,410,424

Banks—6.58%
Bank of America Corp.	1,151,600	62,036,692
Comerica, Inc.	38,400	2,234,496
Compass Bancshares, Inc.	27,000	1,519,020
KeyCorp [1]	207,200	7,695,408
PNC Financial Services Group, Inc.	110,300	7,724,309
Regions Financial Corp. [1]	81,100	3,077,745
US Bancorp	44,600	1,509,264
Washington Mutual, Inc. [1]	360,000	15,228,000
		101,024,934

Beverages—0.52%
Coca-Cola Enterprises, Inc.	106,900	2,141,207
Pepsi Bottling Group, Inc. [1]	184,300	5,827,566
		7,968,773

Chemicals—1.45%
Hercules, Inc. *	97,500	1,774,500
Imperial Chemical Industries PLC, ADR [1]	259,800	8,100,564
Lyondell Chemical Co.	278,000	7,136,260
PPG Industries, Inc.	72,500	4,959,000
Tronox, Inc., Class B	24,398	319,126
		22,289,450

Commercial services & supplies—0.81%
Apollo Group, Inc., Class A 1,*	137,400	5,078,304
Career Education Corp. *	118,600	2,642,408
Convergys Corp. *	43,100	914,151
CSG Systems International, Inc. 1,*	30,300	817,494
Emdeon Corp. 1,*	176,900	2,060,885
MoneyGram International, Inc.	26,800	916,828
		12,430,070

Communications equipment—1.66%
Harris Corp.	104,400	4,447,440
Motorola, Inc.	915,050	21,101,053
		25,548,493

Computers & peripherals—3.05%
Hewlett-Packard Co.	790,450	30,622,033
International Business Machines Corp.	59,550	5,498,251

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Computers & peripherals—(concluded)
Lexmark International, Inc., Class A *	168,400	10,708,556
		46,828,840

Containers & packaging—0.73%
Pactiv Corp. *	129,000	3,978,360
Temple-Inland, Inc.	185,000	7,296,400
		11,274,760

Diversified financials—14.67%
American Express Co.	391,781	22,648,860
AmeriCredit Corp. 1,*	277,800	7,103,346
Ameriprise Financial, Inc.	168,800	8,693,200
Bear Stearns Cos., Inc.	34,400	5,206,440
BlackRock, Inc. [1]	30,800	4,645,872
Capital One Financial Corp. [1]	139,500	11,066,535
CapitalSource, Inc. [1]	149,100	4,136,034
Citigroup, Inc. [1]	1,222,549	61,323,058
E*TRADE Financial Corp. *	271,600	6,322,848
Franklin Resources, Inc.	86,700	9,880,332
Investment Technology Group, Inc. *	15,100	705,170
J.P. Morgan Chase & Co.	1,205,470	57,187,497
Lehman Brothers Holdings, Inc.	71,900	5,596,696
Morgan Stanley & Co.	126,700	9,683,681
Principal Financial Group, Inc.	169,300	9,563,757
Raymond James Financial, Inc.	47,500	1,513,350
		225,276,676

Diversified telecommunication services—3.80%
ALLTEL Corp.	166,800	8,892,108
AT&T, Inc.	461,259	15,798,121
CenturyTel, Inc. [1]	132,800	5,343,872
Qwest Communications International, Inc. *	671,800	5,797,634
Verizon Communications, Inc. [1]	607,701	22,484,937
		58,316,672

Electric utilities—4.31%
American Electric Power Co., Inc.	246,600	10,216,638
Dominion Resources, Inc. [1]	192,250	15,570,327
DTE Energy Co. [1]	111,600	5,069,988
Entergy Corp.	123,800	10,625,754
Exelon Corp. [1]	150,800	9,346,584
FPL Group, Inc. [1]	46,800	2,386,800
Great Plains Energy, Inc. [1]	28,000	911,120
OGE Energy Corp.	27,400	1,057,092
PG&E Corp.	218,000	9,404,520
PPL Corp.	47,000	1,622,440
		66,211,263

Electronic equipment & instruments—0.26%
Agilent Technologies, Inc. *	113,050	4,024,580

Energy equipment & services—0.99%
Baker Hughes, Inc. [1]	69,100	4,771,355

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Energy equipment & services—(concluded)
Halliburton Co.	262,100	8,478,935
Tidewater, Inc. [1]	40,300	2,004,119
		15,254,409

Food & drug retailing—0.66%
CVS Corp. [1]	264,800	8,309,424
Kroger Co.	83,900	1,886,911
		10,196,335

Food products—1.24%
ConAgra Foods, Inc.	356,800	9,330,320
General Mills, Inc.	171,300	9,733,266
		19,063,586

Gas utilities—0.16%
National Fuel Gas Co.	41,300	1,544,620
Nicor, Inc.	21,100	969,756
		2,514,376

Health care equipment & supplies—0.98%
Baxter International, Inc.	327,150	15,039,086

Health care providers & services—2.89%
AmerisourceBergen Corp.	307,500	14,514,000
Coventry Health Care, Inc. *	68,600	3,220,770
Humana, Inc. *	210,800	12,648,000
McKesson Corp.	150,400	7,533,536
Sierra Health Services, Inc. *	30,900	1,058,016
WellCare Health Plans, Inc. *	91,400	5,369,750
		44,344,072

Hotels, restaurants & leisure—3.71%
Darden Restaurants, Inc.	167,700	7,026,630
InterContinental Hotels Group PLC, ADR	487,750	9,491,615
McDonald’s Corp.	735,300	30,823,776
Starwood Hotels & Resorts Worldwide, Inc.	161,500	9,648,010
		56,990,031

Household durables—0.07%
Snap-on, Inc.	23,600	1,109,908

Household products—1.06%
Colgate-Palmolive Co.	154,700	9,896,159
Procter & Gamble Co.	99,600	6,313,644
		16,209,803

Industrial conglomerates—3.69%
General Electric Co.	1,061,500	37,269,265
Honeywell International, Inc.	293,200	12,349,584
Textron, Inc.	77,400	7,037,982
		56,656,831

Insurance—8.76%
Allstate Corp.	319,700	19,616,792
American Financial Group, Inc.	15,700	751,402

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Insurance—(concluded)
American International Group, Inc.	298,250	20,033,452
Aon Corp. [1]	306,996	10,680,391
Assurant, Inc. [1]	92,400	4,865,784
Chubb Corp.	246,900	13,122,735
First American Corp.	109,600	4,474,968
Hartford Financial Services Group, Inc.	111,000	9,675,870
MetLife, Inc. [1]	196,100	11,203,193
Prudential Financial, Inc. [1]	62,200	4,785,046
RenaissanceRe Holdings Ltd.	72,800	3,960,320
St. Paul Cos., Inc.	361,472	18,482,063
W.R. Berkley Corp.	226,925	8,364,456
XL Capital Ltd., Class A [1]	63,100	4,451,705
		134,468,177

Internet software & services—0.62%
Automatic Data Processing, Inc.	193,100	9,546,864

Machinery—0.60%
AGCO Corp. *	64,200	1,717,350
Cummins, Inc. [1]	18,600	2,361,828
ITT Industries, Inc.	95,600	5,199,684
		9,278,862

Marine—0.40%
Overseas Shipholding Group, Inc.	99,100	6,198,705

Media—1.47%
CBS Corp., Class B	475,450	13,759,523
McGraw-Hill Cos., Inc.	29,900	1,918,683
Omnicom Group, Inc. [1]	68,200	6,918,890
		22,597,096

Metals & mining—1.56%
IPSCO, Inc. [1]	49,800	4,553,712
Nucor Corp.	165,100	9,643,491
Phelps Dodge Corp.	97,300	9,766,974
		23,964,177

Multi-line retail—3.94%
Big Lots, Inc. 1,*	405,300	8,543,724
Dollar Tree Stores, Inc. *	78,400	2,437,456
Federated Department Stores, Inc.	216,500	9,506,515
Kohl’s Corp. 1,*	108,700	7,674,220
Sears Holdings Corp. *	57,613	10,051,740
Target Corp.	108,200	6,403,276
Wal-Mart Stores, Inc.	323,150	15,924,832
		60,541,763

Multi-utilities—0.40%
Duke Energy Corp. [1]	193,000	6,106,520

Oil & gas—12.49%
Apache Corp. [1]	141,202	9,223,315
ChevronTexaco Corp.	71,300	4,791,360

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Oil & gas—(concluded)
ConocoPhillips	155,300	9,355,272
Equitable Resources, Inc.	93,500	3,788,620
Exxon Mobil Corp.	1,210,712	86,469,051
Frontier Oil Corp. [1]	254,300	7,476,420
Hess Corp. [1]	256,000	10,854,400
Holly Corp.	29,700	1,412,532
Marathon Oil Corp.	195,700	16,908,480
Murphy Oil Corp. [1]	196,306	9,257,791
Occidental Petroleum Corp.	347,900	16,330,426
Tesoro Corp.	116,300	7,436,222
Total SA, ADR [1]	125,050	8,520,907
		191,824,796

Pharmaceuticals—4.75%
Bristol-Myers Squibb Co.	263,500	6,521,625
Endo Pharmaceuticals Holdings, Inc. 1,*	92,000	2,625,680
Merck & Co., Inc.	369,100	16,764,522
Novartis AG, ADR	341,250	20,724,112
Pfizer, Inc.	747,200	19,912,880
Sanofi-Aventis, ADR [1]	150,750	6,435,518
		72,984,337

Real estate—0.44%
Annaly Mortgage Management, Inc.	108,000	1,416,960
Hospitality Properties Trust	17,100	828,666
Host Hotels & Resorts, Inc.	81,200	1,872,472
ProLogis	40,800	2,581,416
		6,699,514

Road & rail—1.36%
Burlington Northern Santa Fe Corp.	130,600	10,125,418
CSX Corp.	300,050	10,702,783
		20,828,201

Semiconductor equipment & products—0.23%
Advanced Micro Devices, Inc. *	164,200	3,492,534

Software—1.00%
BMC Software, Inc. 1,*	92,500	2,803,675
Microsoft Corp.	188,100	5,400,351
Oracle Corp. *	388,400	7,173,748
		15,377,774

Specialty retail—1.76%
American Eagle Outfitters, Inc.	20,500	938,900
AnnTaylor Stores Corp. *	193,900	8,535,478
Office Depot, Inc. *	114,800	4,820,452
OfficeMax, Inc.	76,100	3,620,838
Payless ShoeSource, Inc. 1,*	338,000	9,041,500
		26,957,168

Tobacco—2.17%
Altria Group, Inc.	319,900	26,017,467
Loews Corp - Carolina Group	126,700	7,325,794
		33,343,261
Total common stocks (cost—$1,298,321,749)		1,510,991,206

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreement—1.83%
28,075	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $6,025,000 Federal National Mortgage Association obligations, 5.000% due 01/15/07, $661,668 US Treasury Bonds, 12.500% due 08/15/14 and $21,796,610 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$28,638,294); proceeds: $28,078,821 (cost—$28,075,000)	11/01/06	4.900	28,075,000

Number of shares (000)

Investments of cash collateral from securities loaned—9.59%

Money market funds[2]—2.01%

2,588	AIM Liquid Assets Portfolio	5.206	2,588,446
42	AIM Prime Portfolio	5.196	42,207
3,448	BlackRock Provident Institutional TempFund	5.122	3,448,433
13	Deutsche Cash Reserves	5.165	13,123
10,281	DWS Money Market Series	5.234	10,280,838
14,617	UBS Private Money Market Fund LLC [3]	5.237	14,616,511
Total money market funds (cost—$30,989,558)			30,989,558

Principal amount (000) ($)

Repurchase agreements—7.58%

12,299	Repurchase agreement dated 10/31/06 with Barclays Bank PLC, collateralized by $8,570,000 Federal Home Loan Bank obligations, 4.250% due 09/26/08 and $4,099,000 Federal Home Loan Mortgage Corp. obligations, 2.400% due 03/29/07; (value—$12,547,844); proceeds: $12,301,130	11/01/06	5.290	12,299,323
61,110	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, Inc, collateralized by $21,710,000 Federal Home Loan Bank obligations, 3.840% to 5.120% due 10/07/08 to 11/02/10 and $40,710,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 11/01/06 to 01/17/07; (value—$62,333,916); proceeds: $61,118,910	11/01/06	5.290	61,109,930
43,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., Inc., collateralized by $43,940,000 US Treasury Notes, 4.125% due 08/15/08; (value—$43,864,472); proceeds: $43,006,319	11/01/06	5.290	43,000,000
Total repurchase agreements (cost—$116,409,253)				116,409,253
Total investments of cash collateral from securities loaned (cost—$147,398,811)				147,398,811
Total investments(cost—$1,473,795,560)[4,5]—109.80%				1,686,465,017
Liabilities in excess of other assets—(9.80)%				(150,544,483)
Net assets—100.00%				1,535,920,534

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

1	Security, or portion thereof, was on loan at October 31, 2006.
2	Interest rates shown reflect yield at October 31, 2006.
3	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Security description	Value at 07/31/06 ($)	Purchases during the three months ended 10/31/06 ($)	Sales during the three months ended 10/31/06 ($)	Value at 10/31/06 ($)	Income earned from affiliate for the three months ended 10/31/06 ($)
UBS Private Money Market Fund LLC	29,788,941	485,040,891	500,213,321	14,616,511	13,225

4

Includes $182,346,424 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $147,398,811. In addition, the custodian also held US government securities having an aggregate value of $42,472,604 as collateral for portfolio securities loaned as follows:

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)
1,450	US Treasury Inflation Index Bonds	01/15/25	2.375	1,617,554
40,418	US Treasury Inflation Index Notes	01/15/16	2.000	40,855,050
				42,472,604

5

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $226,329,346 and $13,659,889, respectively, resulting in net unrealized appreciation of investments of $212,669,457.

*	Non-income producing security.
ADR	American Depositary Receipt

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	96.1
Switzerland	1.2
United Kingdom	1.0
France	0.9
Canada	0.3
Cayman Islands	0.3
Bermuda	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — October 31, 2006 (unaudited)

Common stocks—94.58%

Security description	Number of shares	Value ($)

Aerospace & defense—3.59%
Boeing Co.	107,600	8,592,936
General Dynamics Corp.	110,092	7,827,541
Lockheed Martin Corp.	222,875	19,374,524
Northrop Grumman Corp.	9,500	630,705
Raytheon Co.	40,400	2,017,980
United Technologies Corp.	53,257	3,500,050
		41,943,736

Air freight & couriers—1.35%
FedEx Corp.	137,388	15,736,422

Automobiles—1.27%
Toyota Motor Corp., ADR	125,182	14,771,476

Banks—1.00%
Wells Fargo & Co. [1]	322,092	11,688,719

Beverages—1.72%
Coca-Cola Co.	178,400	3,573,352
Pepsi Bottling Group, Inc. [1]	98,600	3,117,732
PepsiCo, Inc.	210,710	13,367,442
		20,058,526

Biotechnology—4.37%
Amgen, Inc. *	222,519	16,891,417
Biogen Idec, Inc. *	111,100	5,288,360
Genentech, Inc. 1,*	259,493	21,615,767
Genzyme Corp. 1,*	106,781	7,208,786
		51,004,330

Building products—0.84%
Lennar Corp., Class A	142,314	6,757,069
Masco Corp. [1]	110,100	3,044,265
		9,801,334

Chemicals—2.39%
Monsanto Co.	582,802	25,771,504
Rohm and Haas Co.	41,600	2,155,712
		27,927,216

Commercial services & supplies—1.61%
Apollo Group, Inc., Class A *	74,500	2,753,520
Career Education Corp. *	93,700	2,087,636
First Data Corp.	292,253	7,087,135
Hewitt Associates, Inc., Class A *	12,400	310,372
Paychex, Inc.	167,145	6,598,885
		18,837,548

Communications equipment—5.40%
Cisco Systems, Inc. *	1,738,900	41,959,657
Motorola, Inc. [1]	578,610	13,342,747
QUALCOMM, Inc.	211,477	7,695,648
		62,998,052

Computers & peripherals—2.46%
EMC Corp. *	126,200	1,545,950
Hewlett-Packard Co.	168,200	6,516,068
International Business Machines Corp.	129,000	11,910,570
Lexmark International, Inc., Class A *	95,100	6,047,409

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Computers & peripherals—(concluded)
Western Digital Corp. *	148,600	2,716,408
		28,736,405

Diversified financials—9.32%
American Express Co.	128,100	7,405,461
Ameriprise Financial, Inc.	93,100	4,794,650
Capital One Financial Corp. [1]	58,400	4,632,872
Federal National Mortgage Association	123,052	7,292,061
Franklin Resources, Inc.	57,300	6,529,908
Goldman Sachs Group, Inc. [1]	120,391	22,849,008
Lehman Brothers Holdings, Inc.	175,464	13,658,118
SLM Corp.	302,503	14,725,846
State Street Corp.	267,705	17,194,692
Western Union Co. 1,*	440,936	9,722,639
		108,805,255

Diversified telecommunication services—0.20%
Embarq Corp.	5,645	272,936
Sprint Nextel Corp. [1]	112,900	2,110,101
		2,383,037

Electrical equipment—1.27%
Molex, Inc., Class A	503,487	14,878,041

Energy equipment & services—2.87%
Schlumberger Ltd. [1]	381,940	24,092,775
Transocean, Inc. *	130,231	9,446,957
		33,539,732

Food products—0.33%
General Mills, Inc.	64,900	3,687,618
Sara Lee Corp.	10,400	177,840
		3,865,458

Health care equipment & supplies—3.15%
Baxter International, Inc.	42,300	1,944,531
Becton, Dickinson and Co.	87,600	6,134,628
Medtronic, Inc. [1]	297,374	14,476,166
Zimmer Holdings, Inc. *	197,679	14,234,865
		36,790,190

Health care providers & services—7.47%
AmerisourceBergen Corp.	107,800	5,088,160
Cardinal Health, Inc.	65,600	4,293,520
Coventry Health Care, Inc. *	103,600	4,864,020
Humana, Inc. *	88,800	5,328,000
Laboratory Corp. of America Holdings 1,*	41,400	2,835,486
Lincare Holdings, Inc. *	261,486	8,775,470
McKesson Corp.	104,200	5,219,378
UnitedHealth Group, Inc.	927,596	45,248,133
WellCare Health Plans, Inc. *	95,000	5,581,250
		87,233,417

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hotels, restaurants & leisure—5.18%
Carnival Corp. [1]	270,716	13,216,355
Darden Restaurants, Inc.	8,800	368,720
Four Seasons Hotels, Inc. [1]	37,859	2,428,276
Las Vegas Sands Corp. *	146,773	11,184,103
MGM Mirage *	253,446	10,903,247
Starbucks Corp. *	277,553	10,477,626
Wyndham Worldwide Corp. *	54,060	1,594,770
Wynn Resorts, Ltd. 1,*	140,134	10,305,454
		60,478,551

Household durables—0.27%
Newell Rubbermaid, Inc. [1]	107,500	3,093,850

Household products—1.42%
Procter & Gamble Co. [1]	262,337	16,629,542

Insurance—2.45%
AFLAC, Inc.	287,122	12,897,520
American Financial Group, Inc.	19,300	923,698
American International Group, Inc.	15,500	1,041,135
CNA Financial Corp. *	20,000	749,000
Genworth Financial, Inc., Class A	263,773	8,820,569
St. Paul Travelers Cos., Inc.	68,500	3,502,405
W.R. Berkley Corp.	16,875	622,013
		28,556,340

Internet & catalog retail—0.92%
eBay, Inc. 1,*	298,400	9,587,592
Expedia, Inc. *	68,400	1,111,500
		10,699,092

Internet software & services—1.62%
Google, Inc., Class A *	2,400	1,143,336
McAfee, Inc. 1,*	217,500	6,292,275
Yahoo!, Inc. *	435,806	11,479,130
		18,914,741

IT consulting & services—0.39%
Computer Sciences Corp. *	85,600	4,523,960

Leisure equipment & products—0.32%
Harley-Davidson, Inc. [1]	54,800	3,760,924

Machinery—2.10%
Cummins, Inc. [1]	32,200	4,088,756
Danaher Corp. [1]	61,800	4,435,386
Dover Corp.	335,318	15,927,605
		24,451,747

Marine—0.29%
Overseas Shipholding Group, Inc.	54,500	3,408,975

Media—5.40%
CBS Corp., Class B	127,700	3,695,638
Comcast Corp., Class A 1,*	420,068	17,084,166

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Media—(concluded)
Comcast Corp., Special Class A 1,*	374,284	15,151,016
Liberty Global, Inc., Series C 1,*	466,571	11,864,900
McGraw-Hill Cos., Inc.	77,800	4,992,426
Omnicom Group, Inc. [1]	64,900	6,584,105
Walt Disney Co.	114,800	3,611,608
		62,983,859

Metals & mining—0.44%
Nucor Corp.	69,400	4,053,654
United States Steel Corp.	15,200	1,027,520
		5,081,174

Multi-line retail—2.07%
J.C. Penney Co., Inc. (Holding Co.) [1]	58,700	4,416,001
Kohl’s Corp. *	74,300	5,245,580
Nordstrom, Inc.	10,000	473,500
Sears Holdings Corp. *	22,100	3,855,787
Target Corp.	130,046	7,696,122
Wal-Mart Stores, Inc.	51,200	2,523,136
		24,210,126

Office Electronics—0.11%
Xerox Corp. *	77,500	1,317,500

Oil & gas—1.23%
Exxon Mobil Corp.	52,700	3,763,834
Marathon Oil Corp.	44,700	3,862,080
Sunoco, Inc.	53,900	3,564,407
Tesoro Corp. [1]	49,200	3,145,848
		14,336,169

Pharmaceuticals—3.17%
Abbott Laboratories	32,393	1,538,991
Forest Laboratories, Inc. *	32,500	1,590,550
Johnson & Johnson [1]	206,417	13,912,506
Merck & Co., Inc.	173,400	7,875,828
Pfizer, Inc. [1]	453,861	12,095,396
		37,013,271

Real estate—1.74%
CB Richard Ellis Group, Inc., Class A 1,*	231,748	6,959,393
ProLogis REIT	210,509	13,318,904
		20,278,297

Road & rail—1.87%
Burlington Northern Santa Fe Corp. [1]	163,079	12,643,515
Union Pacific Corp.	100,795	9,135,051
		21,778,566

Semiconductor equipment & products—3.72%
Advanced Micro Devices, Inc. 1,*	86,000	1,829,220
Analog Devices, Inc.	248,096	7,894,415
Intel Corp.	381,700	8,145,478

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — October 31, 2006 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Semiconductor equipment & products—(concluded)
Linear Technology Corp.	190,731	5,935,549
Maxim Integrated Products, Inc.	52,000	1,560,520
National Semiconductor Corp. [1]	105,100	2,552,879
Texas Instruments, Inc. [1]	515,154	15,547,347
		43,465,408

Software—3.20%
Intuit, Inc. *	486,450	17,171,685
Microsoft Corp.	690,803	19,832,954
Red Hat, Inc. 1,*	21,700	355,446
		37,360,085

Specialty retail—5.45%
American Eagle Outfitters, Inc.	108,200	4,955,560
AnnTaylor Stores Corp. 1,*	80,000	3,521,600
AutoZone, Inc. *	34,700	3,886,400
Bed, Bath & Beyond, Inc. *	343,521	13,840,461
Hanesbrands, Inc. *	1,300	30,680
Home Depot, Inc.	292,249	10,909,655
Lowe’s Cos., Inc. [1]	405,562	12,223,639
Office Depot, Inc. *	149,100	6,260,709
Sherwin-Williams Co.	73,600	4,359,328
Staples, Inc.	142,650	3,678,943
		63,666,975

Textiles & apparel—0.55%
Coach, Inc. *	130,100	5,157,164
Jones Apparel Group, Inc.	36,800	1,229,120
		6,386,284

Tobacco—0.06%
Altria Group, Inc.	8,300	675,039
Total common stocks (cost—$957,912,827)		1,104,069,369

Tracking stocks—1.94%

Diversified financials—0.48%
SPDR Trust, Series 1 [1]	40,800	5,621,832

Media—1.46%
Liberty Media Holding Corp. - Capital, Series A *	79,983	7,123,286
Liberty Media Holding Corp. - Interactive, Class A *	449,140	9,912,520
		17,035,806
Total tracking stocks (cost—$17,750,757)		22,657,638

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreement—3.58%

41,755	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $1,550,000 Federal National Mortgage Association Corp. obligations, 7.125% due 01/15/30, $1,192,105 US Treasury Bonds, 12.500% due 08/15/14 and $39,270,211 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$42,591,124); proceeds: $41,760,683 (cost—$41,755,000)	11/01/06	4.900	41,755,000

Number of shares (000)

Investments of cash collateral from securities loaned—12.19%

Money market funds[2]—7.91%
393	AIM Liquid Assets Portfolio		5.206	393,067
52	AIM Prime Portfolio		5.196	51,772
8	BlackRock Provident Institutional TempFund		5.074	8,080
6	Deutsche Cash Reserves		5.165	5,835
40,032	DWS Money Market Series		5.234	40,032,124
51,851	UBS Private Money Market Fund LLC [3]		5.237	51,851,276
Total money market funds (cost—$92,342,154)				92,342,154

Principal amount (000)

Repurchase agreements—4.28%

30,000	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, Inc., PLC, collateralized by $30,299,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.680% due 11/07/06 to 02/28/19; (value—$30,600,131); proceeds: $30,004,408	11/01/06	5.290	30,000,000
20,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $20,440,000 US Treasury Notes, 4.125% due 08/15/08; (value—$20,404,866); proceeds: $20,002,939	11/01/06	5.290	20,000,000
Total repurchase agreements (cost—$50,000,000)				50,000,000
Total investments of cash collateral from securities loaned (cost—$142,342,154)				142,342,154
Total investments (cost—$1,159,760,738)[4,5]—112.29%				1,310,824,161
Liabilities in excess of other assets—(12.29)%				(143,499,453)
Net assets—100.00%				1,167,324,708

*                                         Non-income producing security.

1                                          Security, or portion thereof, was on loan at October 31, 2006.

2                                          Interest rates shown reflect yield at October 31, 2006.

3                                          The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/06 ($)	10/31/06 ($)	10/31/06 ($)	10/31/06 ($)	10/31/06 ($)

UBS Private Money Market Fund LLC	3,764,297	325,762,207	277,675,228	51,851,276	11,301

4                                          Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $171,395,331 and $20,331,908 respectively, resulting in net unrealized appreciation of investments of $151,063,423.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments — October 31, 2006 (unaudited)

5                                          Includes $207,035,057 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $142,342,154. In addition, the custodian held the following US Government securities having an aggregate value of $73,377,365 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest	Market
(000) ($)		dates	rates (%)	value ($)
625	US Treasury Bonds	05/15/17	8.750	862,413
40	US Treasury Bonds	11/15/18	9.000	57,478
71,682	US Treasury Inflation Index Notes	01/15/16	2.000	72,457,474
				73,377,365

ADR                     American Depositary Receipts

REIT                     Real Estate Investment Trust

SPDR                 Standard & Poor's Depositary Receipts

Issuer breakdown by country by origin

Percentage of
portfolio assets (%)
United States	95.2
Netherlands Antilles	1.8
Japan	1.1
Panama	1.0
Cayman Islands	0.7
Canada	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—94.68%

Security description	Number of shares	Value ($)

Aerospace & defense—1.32%
Armor Holdings, Inc. 1,*	48,800	2,511,248
BE Aerospace, Inc. *	71,500	1,807,520
Hexcel Corp. 1,*	133,000	2,153,270
		6,472,038

Airlines—0.68%
AMR Corp. 1,*	80,000	2,267,200
SkyWest, Inc.	40,400	1,077,064
		3,344,264

Auto components—0.66%
Aftermarket Technology Corp. *	98,000	1,841,420
BorgWarner, Inc.	24,000	1,380,000
		3,221,420

Automobiles—0.56%
Thor Industries, Inc. [1]	34,000	1,489,880
Winnebago Industries, Inc. [1]	38,000	1,265,020
		2,754,900

Banks—5.60%
Boston Private Financial Holdings, Inc.	67,000	1,851,880
Cathay General Bancorp	30,000	1,033,500
City National Corp.	38,800	2,582,528
First Republic Bank [1]	63,500	2,472,690
Investors Financial Services Corp. [1]	157,600	6,196,832
Prosperity Bancshares, Inc. [1]	63,000	2,185,470
Sky Financial Group, Inc.	147,500	3,694,875
Superior Bancorp 1,*	137,000	1,494,670
TD Banknorth, Inc. [1]	139,042	4,112,862
W Holding Co., Inc. [1]	314,000	1,786,660
		27,411,967

Chemicals—0.64%
Landec Corp. *	128,000	1,210,880
RPM International, Inc.	100,000	1,915,000
		3,125,880

Commercial services & supplies—12.93%
Adesa, Inc.	94,000	2,363,160
Central Parking Corp. [1]	103,000	1,766,450
Dun & Bradstreet Corp. *	35,200	2,718,848
Equifax, Inc.	122,600	4,662,478
FTI Consulting, Inc. 1,*	28,500	809,685
G & K Services, Inc., Class A	21,900	834,609
H&R Block, Inc. [1]	265,400	5,801,644
Herman Miller, Inc. [1]	160,400	5,498,512
Hewitt Associates, Inc., Class A 1,*	350,200	8,765,506
Kforce, Inc. *	117,700	1,761,969
LECG Corp. *	90,400	1,779,976
Navigant Consulting, Inc. *	197,300	3,513,913

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Commercial services & supplies—(concluded)
Pitney Bowes, Inc.	170,700	7,973,397
Schawk, Inc. [1]	78,000	1,470,300
ServiceMaster Co. [1]	301,700	3,418,261
Steelcase, Inc., Class A	299,200	4,957,744
United Stationers, Inc. *	27,400	1,308,350
Valassis Communications, Inc. 1,*	138,900	2,084,889
Watts Water Technologies, Inc., Class A [1]	48,500	1,805,170
		63,294,861

Communications equipment—0.51%
Avocent Corp. *	67,900	2,492,609

Computers & peripherals—0.49%
Avid Technology, Inc. 1,*	66,000	2,383,920

Containers & packaging—0.42%
AptarGroup, Inc.	37,300	2,048,143

Diversified consumer services—2.19%
Career Education Corp. *	279,875	6,235,615
Corinthian Colleges, Inc. *	175,000	2,143,750
DeVry, Inc. 1,*	95,800	2,332,730
		10,712,095

Diversified financials—5.43%
Affiliated Managers Group, Inc. 1,*	23,700	2,373,318
A.G. Edward, Inc.	85,000	4,849,250
American Capital Strategies Ltd. [1]	50,500	2,179,580
Ares Capital Corp. [1]	75,600	1,400,868
Asset Acceptance Capital Corp. *	76,000	1,353,560
ASTA Funding, Inc. [1]	74,600	2,539,384
CompuCredit Corp. 1,*	71,000	2,467,960
Janus Capital Group, Inc. [1]	325,700	6,540,056
MCG Capital Corp.	160,500	2,876,160
		26,580,136

Diversified telecommunication services—0.49%
General Communication, Inc., Class A *	184,000	2,412,240

Electric utilities—0.49%
ITC Holdings Corp.	62,000	2,202,240
Pike Electric Corp *	10,100	186,345
		2,388,585

Electrical equipment—3.13%
AMETEK, Inc.	33,500	1,563,780
Brady Corp., Class A	139,300	5,154,100
Energizer Holdings, Inc. 1,*	109,900	8,588,685
		15,306,565

Electronic equipment & instruments—5.25%
Anixter International, Inc. 1,*	91,700	5,479,992
Arrow Electronics, Inc. *	68,200	2,035,770
Avnet, Inc. 1,*	82,300	1,948,864

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Electronic equipment & instruments—(concluded)
Benchmark Electronics, Inc. 1,*	193,900	5,148,045
Celestica, Inc. *	143,900	1,414,537
Coherent, Inc. *	43,000	1,385,890
Ingram Micro, Inc., Class A *	123,500	2,545,335
Insight Enterprises, Inc. 1,*	96,600	2,075,934
LoJack Corp. *	91,000	1,816,360
Roper Industries, Inc.	39,000	1,866,150
		25,716,877

Energy equipment & services—1.98%
Helmerich & Payne, Inc. *	84,500	2,023,775
NS Group, Inc. *	18,600	1,215,696
Oceaneering International, Inc. *	59,000	2,123,410
Oil States International, Inc. *	71,600	2,079,264
Tidewater, Inc.	45,000	2,237,850
		9,679,995

Food & drug retailing—0.32%
Performance Food Group Co. 1,*	53,000	1,540,710

Food products—2.15%
Brooklyn Cheesecake & Desserts Co., Inc. 2,*	34,680	8,670
Delta & Pine Land Co.	56,500	2,288,815
Fresh Del Monte Produce, Inc. [1]	57,000	888,630
J&J Snack Foods Corp.	61,000	2,038,010
J.M. Smucker Co.	108,600	5,321,400
		10,545,525

Gas utilities—1.32%
Atmos Energy Corp. [1]	74,800	2,298,604
New Jersey Resources Corp.	52,000	2,696,720
UGI Corp. [1]	55,500	1,470,750
		6,466,074

Health care equipment & supplies—1.49%
Advanced Medical Optics, Inc. *	56,300	2,299,855
Cooper Cos., Inc. [1]	36,000	2,074,680
Invacare Corp.	134,600	2,938,318
		7,312,853

Health care providers & services—2.47%
IMS Health, Inc.	201,700	5,617,345
LifePoint Hospitals, Inc. 1,*	55,500	1,970,250
Option Care, Inc. [1]	110,000	1,393,700
Triad Hospitals, Inc. *	47,700	1,766,331
United Surgical Partners International, Inc. *	54,000	1,340,280
		12,087,906

Hotels, restaurants & leisure—0.77%
Brinker International, Inc. [1]	25,500	1,183,965
CEC Entertainment, Inc. *	23,900	823,833

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hotels, restaurants & leisure—(concluded)
Landry’s Restaurants, Inc.	60,400	1,769,720
		3,777,518

Household durables—4.31%
ACCO Brands Corp. 1,*	130,400	3,168,720
American Greetings Corp., Class A [1]	134,200	3,208,722
Black & Decker Corp. [1]	89,500	7,507,260
Mohawk Industries, Inc. 1,*	99,100	7,204,570
		21,089,272

Industrial conglomerates—0.32%
Tredegar Corp.	91,000	1,587,040

Insurance—8.72%
American Financial Group, Inc.	56,200	2,689,732
AmerUs Group Co.	42,000	2,876,160
Arch Capital Group Ltd. *	35,500	2,282,295
Delphi Financial Group, Inc., Class A	56,500	2,217,625
HCC Insurance Holdings, Inc.	321,301	10,814,992
Infinity Property & Casualty Corp.	54,000	2,323,080
Markel Corp. 1,*	24,100	9,627,950
Navigators Group, Inc. *	49,300	2,320,551
Selective Insurance Group, Inc.	41,000	2,265,250
StanCorp Financial Group, Inc.	82,400	3,764,856
Stewart Information Services Corp.	41,000	1,519,460
		42,701,951

IT consulting & services—1.49%
BearingPoint, Inc. 1,*	437,700	3,646,041
Gartner, Inc. 1,*	92,000	1,711,200
Unisys Corp. *	295,000	1,929,300
		7,286,541

Leisure equipment & products—2.64%
K2, Inc. *	138,000	1,885,080
MarineMax, Inc. 1,*	89,100	2,540,241
Mattel, Inc.	288,350	6,525,361
RC2 Corp. 1,*	43,500	1,965,330
		12,916,012

Machinery—3.10%
Barnes Group, Inc.	125,400	2,514,270
Harsco Corp.	30,500	2,489,715
IDEX Corp.	135,600	6,359,640
Terex Corp. *	47,000	2,432,720
Timken Co.	46,400	1,394,320
		15,190,665

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Media—6.70%
Carmike Cinemas, Inc. [1]	45,000	897,750
Central European Media Enterprises Ltd., Class A 1,*	42,000	3,100,440
Harte-Hanks, Inc.	80,050	2,021,263
Interpublic Group of Cos., Inc. 1,*	606,600	6,618,006
Lee Enterprises, Inc.	119,350	3,405,055
McClatchy Co., Class A	164,300	7,122,405
Radio One, Inc., Class D *	114,000	774,060
Saga Communications, Inc., Class A *	59,900	503,160
Tribune Co. [1]	250,500	8,349,165
		32,791,304

Metals & mining—0.53%
Gibraltar Industries, Inc.	86,700	1,830,237
Quanex Corp. [1]	22,900	767,379
		2,597,616

Multi-line retail—0.66%
Fred’s, Inc.	248,300	3,247,764

Multi-utilities—0.46%
Dynegy, Inc., Class A *	372,000	2,261,760

Oil & gas—2.30%
Berry Petroleum Co. [1]	70,900	2,116,365
Bronco Drilling Co., Inc. *	96,100	1,637,544
Pioneer Drilling Co. *	122,200	1,604,486
Quicksilver Resources, Inc. 1,*	65,000	2,228,200
Tsakos Energy Navigation Ltd. [1]	83,300	3,693,522
		11,280,117

Paper & forest products—0.51%
Neenah Paper, Inc. [1]	67,500	2,486,025

Pharmaceuticals—0.99%
Aspreva Pharmaceuticals Corp. *	95,200	1,731,688
Par Pharmaceutical Cos, Inc. *	42,000	818,580
Sciele Pharma, Inc. *	105,000	2,290,050
		4,840,318

Real estate—2.71%
Bluegreen Corp. 1,*	97,700	1,225,158
DiamondRock Hospitality Co.	41,300	696,731
Equity Inns, Inc. [1]	134,000	2,248,520
Highland Hospitality Corp. [1]	141,300	1,952,766
LaSalle Hotel Properties	55,700	2,353,325
Realogy Corp. 1,*	185,100	4,771,878
		13,248,378

Road & rail—2.52%
Arkansas Best Corp.	42,100	1,725,258
Con-way, Inc. [1]	38,600	1,820,762
Greenbrier Cos, Inc. [1]	34,800	1,305,000

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Road & rail—(concluded)
Landstar System, Inc.	59,500	2,763,180
Swift Transportation Co., Inc. *	82,800	2,082,420
USA Truck, Inc. *	63,000	1,093,680
YRC Worldwide, Inc. 1,*	40,400	1,565,096
		12,355,396

Semiconductor equipment & products—0.78%
MKS Instruments, Inc. 1,*	97,700	2,115,205
Zoran Corp. *	123,200	1,714,944
		3,830,149

Software—1.85%
Business Objects S.A., ADR 1,*	77,000	2,852,080
Hyperion Solutions Corp. *	55,000	2,057,000
Manhattan Associates, Inc. *	81,000	2,391,930
MSC. Software Corp. *	130,000	1,748,500
		9,049,510

Specialty retail—2.19%
Claire’s Stores, Inc. [1]	74,600	2,114,910
Men’s Wearhouse, Inc.	87,500	3,486,875
School Specialty, Inc. *	61,900	2,424,004
Sonic Automotive, Inc.	103,300	2,716,790
		10,742,579

Textiles & apparel—0.45%
UniFirst Corp.	61,000	2,199,050

Trading companies & distributors—0.16%
Huttig Building Products, Inc. *	149,000	798,640
Total common stocks (cost—$408,229,811)		463,577,168

	Number of Warrants

Warrants2,[3]—0.00%
Consumer products—0.00%
American Banknote Corp. strike price $10.00, expires 10/01/07	122	0
American Banknote Corp. strike price $12.50, expires 10/01/07	122	0
		0
Diversified financials—0.00%
Imperial Credit Industries, Inc. strike price $2.15, expires 01/31/08 *	4,914	0
Total warrants (cost—$0)		0

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreement—5.68%
27,799	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $832,709 US Treasury Bonds, 12.500% due 08/15/14 and $27,431,027 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$28,355,414); proceeds: $27,802,784 (cost—$27,799,000)	11/01/06	4.900	27,799,000

Number of shares (000)

Investments of cash collateral from securities loaned—27.36%
Money market funds[4]—15.52%
106	AIM Liquid Assets Portfolio		5.206	106,321
78	AM Prime Portfolio		5.196	77,561
[5] 0	BlackRock Provident Institutional TempFund		5.121	14
6	Deutsche Cash Reserve Institutional Fund		5.165	5,831
219	DWS Money Market Series		5.235	219,392
[5] 0	Federated Treasury Obligation Fund		5.034	10
75,569	UBS Private Money Market Fund LLC [6]		5.237	75,568,737
Total money market funds (cost—$75,977,866)				75,977,866

Principal amount (000)

Repurchase agreements—11.84%
30,000	Repurchase agreement dated 10/31/06 with Barclays Bank PLC, collateralized by $4,636,000 Federal Farm Credit Bank obligations, 3.375% due 07/15/08 and $26,065,000 Federal National Mortgage Association obligations, 4.810% due 04/05/10; (value—$30,600,580); proceeds: $30,004,408	11/01/06	5.290	30,000,000
28,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $28,610,000 US Treasury Notes, 4.125% due 08/15/08; (value—$28,560,823); proceeds: $28,004,114	11/01/06	5.290	28,000,000

Total repurchase agreements (cost—$58,000,000)				58,000,000
Total investments of cash collateral from securities loaned (cost—$133,977,866)				133,977,866
Total investments (cost—$570,006,677)[7,8]—127.72%				625,354,034
Liabilities in excess of other assets—(27.72)%				(135,726,953)
Net assets—100.00%				489,627,081

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2006.
2	Illiquid securities representing 0.00% of net assets as of October 31, 2006 .
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Interest rates shown reflect yield at October 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

5	Amount represents less than 500 shares.
6	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Security description	Value at 7/31/2006 ($)	Purchases during the three months ended 10/31/2006 ($)	Sales during the three months ended 10/31/2006 ($)	Value at 10/31/2006 ($)	Income earned from affiliate for the three months ended 10/31/2006 ($)

UBS Private Money Market Fund LLC	26,143,715	257,322,809	207,897,787	75,568,737	13,494

7	Includes $128,494,591 of investments in securities on loan, at value.
8

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $78,255,255 and $22,907,898, respectively, resulting in net unrealized appreciation of investments of $55,347,357.

ADR	American Depositary Receipt

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	97.1
Bermuda	1.5
Canada	0.5
France	0.5
Puerto Rico	0.3
Cayman Islands	0.1
Total	100.0

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio's annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—97.76%

Security description	Number of shares	Value ($)

Aerospace & defense—1.53%
BE Aerospace, Inc. *	107,300	2,712,544
TransDigm Group, Inc. *	48,630	1,168,093
World Fuel Services Corp.	79,300	3,411,486
		7,292,123

Air freight & couriers—0.32%
UTI Worldwide, Inc. [1]	59,600	1,540,660

Auto components—1.39%
Gentex Corp.	282,000	4,486,620
Wabtec Corp.	68,300	2,143,937
		6,630,557

Banks—1.16%
City National Corp.	21,200	1,411,072
Colonial BancGroup, Inc.	75,500	1,799,920
East West Bancorp, Inc.	41,943	1,531,339
Evercore Partners, Inc., Class A 1,*	21,700	795,956
		5,538,287

Biotechnology—5.48%
Cepheid, Inc. 1,*	226,410	1,858,826
CV Therapeutics, Inc. 1,*	102,200	1,323,490
Invitrogen Corp. 1,*	32,300	1,873,723
Lifecell Corp. 1,*	21,500	503,745
Neogen Corp. *	95,882	1,967,499
PDL BioPharma, Inc. *	204,894	4,329,410
Progenics Pharmaceuticals, Inc. 1,*	82,551	2,156,232
Rigel Pharmaceuticals, Inc. *	112,400	1,244,268
Techne Corp. *	82,000	4,582,160
Telik, Inc. 1,*	124,500	2,359,275
United Therapeutics Corp. 1,*	65,200	3,902,220
		26,100,848

Building products—0.56%
Watsco, Inc.	53,500	2,664,300

Chemicals—1.67%
Balchem Corp.	64,900	1,451,164
Spartech Corp.	128,000	3,507,200
Symyx Technologies, Inc. *	122,000	2,995,100
		7,953,464

Commercial services & supplies—9.43%
BISYS Group, Inc. *	220,780	2,437,411
Bright Horizons Family Solutions, Inc. *	28,800	1,106,496
Covanta Holding Corp. 1,*	77,200	1,569,476
First Consulting Group, Inc. *	413,341	4,468,216
G & K Services, Inc., Class A	78,000	2,972,580
Global Cash Access Holdings, Inc. 1,*	108,700	1,733,765
Global Payments, Inc.	44,900	1,962,579
Mobile Mini, Inc. 1,*	95,000	3,056,150

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Commercial services & supplies—(concluded)
MoneyGram International, Inc.	52,600	1,799,446
Monster Worldwide, Inc. *	104,984	4,252,902
Resources Connection, Inc. *	185,020	5,354,479
Rollins, Inc.	96,000	2,077,440
Sotheby’s	55,600	2,112,800
Stericycle, Inc. *	94,000	6,646,740
Universal Technical Institute, Inc. *	66,000	1,318,680
Waste Connections, Inc. *	50,013	2,035,029
		44,904,189

Communications equipment—2.51%
Digi International, Inc. *	205,000	2,874,100
Echelon Corp. 1,*	160,000	1,348,800
Emulex Corp. *	43,700	821,560
F5 Networks, Inc. 1,*	22,695	1,502,182
Foundry Networks, Inc. *	116,600	1,476,156
Polycom, Inc. *	73,300	2,008,420
Tellabs, Inc. *	183,900	1,938,306
		11,969,524

Computers & peripherals—1.41%
Electronics For Imaging 1,*	113,900	2,692,596
Rackable Systems, Inc. 1,*	64,800	2,009,448
Stratasys, Inc. 1,*	72,000	2,007,360
		6,709,404

Containers & packaging—0.60%
Jarden Corp. 1,*	79,500	2,860,410

Distributors—0.78%
WESCO International, Inc. *	57,065	3,724,633

Diversified financials—7.93%
Affiliated Managers Group, Inc. 1,*	23,300	2,333,262
Bankrate, Inc. 1,*	81,200	2,594,340
Cash America International, Inc. [1]	45,497	1,880,391
Eaton Vance Corp.	56,500	1,753,760
Euronet Worldwide, Inc. 1,*	78,801	2,341,966
First Cash Financial Services, Inc. *	137,800	2,977,858
Home Bancshares, Inc.	44,400	979,464
IndyMac Bancorp, Inc. [1]	38,843	1,765,414
International Securities Exchange Holdings, Inc.	43,800	2,249,130
Investment Technology Group, Inc. *	70,900	3,311,030
Jefferies Group, Inc.	60,500	1,738,165
Knight Capital Group, Inc., Class A *	91,200	1,700,880
MCG Capital Corp.	130,200	2,333,184
Nasdaq Stock Market, Inc. 1,*	97,000	3,465,810
Nuveen Investments, Class A	39,900	1,967,070
Portfolio Recovery Associates, Inc. 1,*	94,600	4,410,252
		37,801,976

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Electrical equipment—1.33%
General Cable Corp. *	71,300	2,680,880
Regal-Beloit Corp.	34,500	1,706,025
Woodward Governor Co.	54,100	1,931,911
		6,318,816

Electronic equipment & instruments—1.68%
Greatbatch, Inc. 1,*	140,000	3,148,600
Intersil Corp., Class A	54,800	1,285,060
Itron, Inc. *	27,900	1,518,876
Tech Data Corp. *	51,900	2,042,265
		7,994,801

Energy equipment & services—2.80%
Cooper Cameron Corp. *	48,300	2,419,830
Grant Prideco, Inc. 1,*	51,500	1,945,155
Oil States International, Inc. 1,*	48,700	1,414,248
Veritas DGC, Inc. *	27,100	1,951,471
W-H Energy Services, Inc. *	120,000	5,619,600
		13,350,304

Food & drug retailing—1.55%
Performance Food Group Co. 1,*	102,000	2,965,140
United Natural Foods, Inc. *	127,348	4,444,445
		7,409,585

Food products—1.24%
Central Garden & Pet Co. *	64,200	3,208,074
USANA Health Sciences, Inc. 1,*	60,000	2,695,200
		5,903,274

Health care equipment & supplies—6.59%
American Medical Systems Holdings, Inc. 1,*	93,300	1,661,673
AngioDynamics, Inc. *	87,000	1,883,550
ArthroCare Corp. 1,*	60,000	2,424,600
Aspect Medical Systems, Inc. *	41,760	746,251
Dade Behring Holdings, Inc.	49,200	1,792,356
Endologix, Inc. *	194,800	783,096
Hologic, Inc. *	83,220	4,007,043
I-Flow Corp. 1,*	143,541	2,226,321
Immucor, Inc. *	56,725	1,561,639
Integra LifeSciences Holdings *	80,390	2,968,803
Kyphon, Inc. *	70,000	2,765,000
Micrus Endovascular Corp. *	137,700	1,845,180
Millipore Corp. *	36,500	2,355,345
SurModics, Inc. 1,*	41,075	1,433,517
Synovis Life Technologies, Inc. *	158,744	1,171,531
West Pharmaceutical Services, Inc.	41,800	1,757,272
		31,383,177

Health care providers & services—2.94%
Express Scripts, Inc. *	38,200	2,434,104
Henry Schein, Inc. *	53,200	2,643,508
Manor Care, Inc.	35,600	1,708,444

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Health care providers & services—(concluded)
MAXIMUS, Inc.	65,000	1,814,150
Omnicare, Inc. [1]	13,600	515,168
Pediatrix Medical Group, Inc. *	82,694	3,715,441
Sierra Health Services, Inc. *	33,936	1,161,969
		13,992,784

Hotels, restaurants & leisure—4.33%
Boyd Gaming Corp.	56,069	2,213,043
Cheesecake Factory, Inc. 1,*	65,000	1,836,250
Chipotle Mexican Grill, Inc., Class A 1,*	43,000	2,575,700
LIFE TIME FITNESS, Inc. *	30,800	1,587,124
Penn National Gaming, Inc. *	59,079	2,160,519
Scientific Games Corp., Class A *	136,786	3,834,112
Sonic Corp. 1,*	68,989	1,569,500
Vail Resorts, Inc. *	90,000	3,478,500
Wynn Resorts Ltd. 1,*	18,400	1,353,136
		20,607,884

Industrial conglomerates—0.54%
Chemed Corp.	72,000	2,555,280

Insurance—1.13%
AmCOMP, Inc. *	175,700	1,948,513
First Mercury Financial Corp. *	75,800	1,569,060
HCC Insurance Holdings, Inc.	55,293	1,861,162
		5,378,735

Internet & catalog retail—0.31%
Nutri/System, Inc. *	24,000	1,480,320

Internet software & services—4.54%
Akamai Technologies, Inc. *	96,869	4,539,281
CNET Networks, Inc. *	260,100	2,325,294
Digital Insight Corp. *	80,000	2,462,400
Digital River, Inc. *	32,900	1,903,265
Equinix, Inc. 1,*	54,568	3,732,451
WebEx Communications, Inc. *	173,000	6,651,850
		21,614,541

IT consulting & services—1.68%
Keane, Inc. 1,*	210,970	2,445,142
Perot Systems Corp., Class A *	116,600	1,719,850
Redback Networks, Inc. *	128,814	2,037,838
Satyam Computer Services Ltd., ADR [1]	80,700	1,784,277
		7,987,107

Machinery—2.66%
Bucyrus International, Inc., Class A	35,900	1,504,210
Dynamic Materials Corp. [1]	69,200	2,231,008
ESCO Technologies, Inc. *	34,300	1,489,306
Joy Global, Inc.	71,300	2,788,543
Kaydon Corp.	45,170	1,888,106

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Machinery—(concluded)
Middleby Corp. *	31,000	2,793,410
		12,694,583

Metals & mining—1.57%
Allegheny Technologies, Inc.	33,100	2,605,963
Foundation Coal Holdings, Inc.	61,100	2,242,981
RTI International Metals, Inc. 1,*	43,100	2,642,892
		7,491,836

Multi-line retail—0.30%
Fred’s, Inc. [1]	111,000	1,451,880

Oil & gas—1.35%
Delek US Holdings, Inc. *	82,500	1,536,975
Denbury Resources, Inc. *	93,864	2,697,651
Helix Energy Solutions Group, Inc. 1,*	67,800	2,189,940
		6,424,566

Pharmaceuticals—2.08%
Cardiome Pharma Corp. *	59,500	684,845
Medicis Pharmaceutical Corp., Class A [1]	65,000	2,277,600
MGI Pharma, Inc. 1,*	83,900	1,596,617
Nastech Pharmaceutical Co., Inc. 1,*	159,200	2,800,328
Sciele Pharma, Inc. 1,*	116,617	2,543,417
		9,902,807

Real estate—2.61%
Brookdale Senior Living, Inc.	44,800	2,155,776
Host Hotels & Resorts, Inc.	72,300	1,667,238
Jones Lang LaSalle, Inc.	29,900	2,750,800
Strategic Hotel Capital, Inc.	93,400	1,986,618
Trammell Crow Co. *	39,700	1,935,375
Williams Scotsman International, Inc. *	83,100	1,955,343
		12,451,150

Road & rail—1.63%
Florida East Coast Industries, Inc. [1]	63,800	3,812,050
J.B. Hunt Transport Services, Inc.	82,700	1,789,628
Landstar System, Inc.	46,600	2,164,104
		7,765,782

Semiconductor equipment & products—6.46%
Cymer, Inc. *	33,000	1,528,890
Entegris, Inc. *	348,002	3,901,102
Integrated Device Technology, Inc. *	167,700	2,658,045
Lam Research Corp. *	36,119	1,786,085
Microsemi Corp. 1,*	464,028	9,094,949
Power Integrations, Inc. *	110,000	2,413,400
RF Micro Devices, Inc. *	348,400	2,543,320
Rudolph Technologies, Inc. *	88,623	1,565,082
Semtech Corp. *	127,300	1,658,719
Trident Microsystems, Inc. *	62,700	1,325,478

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Semiconductor equipment & products—(concluded)
Varian Semiconductor Equipment Associates, Inc. *	62,739	2,289,346
		30,764,416

Software—7.96%
Activision, Inc. *	330,532	5,096,804
Amdocs Ltd. *	67,800	2,627,928
Business Objects S.A., ADR *	47,400	1,755,696
Citrix Systems, Inc. *	106,180	3,135,495
Gartner, Inc. 1,*	52,300	972,780
Informatica Corp. *	252,749	3,131,560
National Instruments Corp.	114,000	3,554,520
Nuance Communications, Inc. 1,*	310,900	3,587,786
Quest Software, Inc. *	176,100	2,593,953
Salesforce.com, Inc. 1,*	35,400	1,381,308
TIBCO Software, Inc. *	167,500	1,549,375
Transaction Systems Architects, Inc. *	61,908	2,086,919
Ultimate Software Group, Inc. 1,*	105,500	2,610,070
Verint Systems, Inc. *	117,000	3,830,580
		37,914,774

Specialty retail—2.91%
GameStop Corp., Class A 1,*	50,400	2,573,424
Gymboree Corp. 1,*	73,100	3,396,226
Hanesbrands, Inc. *	74,100	1,748,760
Hibbett Sporting Goods, Inc. *	90,500	2,646,220
Pacific Sunwear of California, Inc. *	99,515	1,753,454
Urban Outfitters, Inc. *	99,300	1,737,750
		13,855,834

Textiles & apparel—2.41%
Carter’s, Inc. *	54,000	1,524,420
Coach, Inc. *	61,700	2,445,788
Polo Ralph Lauren Corp.	29,192	2,072,632
Under Armour, Inc., Class A 1,*	78,400	3,633,840
Volcom, Inc. 1,*	55,200	1,808,352
		11,485,032

Trading companies & distributors—0.39%
MSC Industrial Direct Co., Inc., Class A	46,000	1,882,320
Total common stocks (cost—$410,796,078)		465,751,963

Principal amount (000)		Maturity date	Interest rate (%)	Value ($)

Repurchase agreement—3.22%

15,340	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $459,504 US Treasury Bonds, 12.500% due 08/15/14 and $15,136,946 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 05/15/09; (value—$15,647,039); proceeds: $15,342,088 (cost—$15,340,000)	11/01/06	4.900	15,340,000

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Number of shares (000)		Interest rate (%)	Value ($)

Investments of cash collateral from securities loaned—17.68%
Money market funds[2]—11.38%
99	AIM Liquid Assets Portfolio	5.206	98,863
15	AIM Prime Portfolio	5.196	14,799
[3] 0	Black Rock Provident Institutional TempFund	5.122	71
10,491	DWS Money Market Series	5.234	10,491,013
43,626	UBS Private Money Market Fund LLC [4]	5.237	43,626,303
Total money market funds (cost—$54,231,049)			54,231,049

Principal amount (000)		Maturity dates

Repurchase agreements—6.30%

10,000	Repurchase agreement dated 10/31/06 with Barclays Bank PLC, collateralized by $10,300,000 Federal Home Loan Bank obligations, 4.125% due 09/26/08; (value—$10,204,127); proceeds: $10,001,469	11/01/06	5.290	10,000,000
10,000	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, Inc., collateralized by $10,000,000 Federal Home Loan Bank obligations, 5.200% due 10/21/13 and $380,000 Federal National Mortgage Assocation obligations, 5.250% due 08/01/12; (value—$10,200,975); proceeds: $10,001,469	11/01/06	5.290	10,000,000
10,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $10,220,000 US Treasury Notes, 4.125% due 08/15/08; (value—$10,202,433); proceeds: $10,001,469	11/01/06	5.290	10,000,000
Total repurchase agreements (cost—$30,000,000)				30,000,000
Total investments of cash collateral from securities loaned (cost—$84,231,049)				84,231,049
Total investments (cost — $510,367,127)[5,6] — 118.66%				565,323,012
Liabilities in excess of other assets — (18.66)%				(88,920,455)
Net assets — 100.00%				476,402,557

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2006.
2	Interest rates shown reflect yield at October 31, 2006.
3	Amount represents less than 500 shares.
4	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Security description	Value at 07/31/06 ($)	Purchases during the three months ended 10/31/06 ($)	Sales during the three months ended 10/31/06 ($)	Value at 10/31/06 ($)	Income earned from affiliate for the three months ended 10/31/06 ($)

UBS Private Money Market Fund LLC	48,337,832	64,810,520	69,522,049	43,626,303	44,389

5	Includes $81,133,685 of investments in securities on loan, at value.

6

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $68,975,956 and $14,020,071, respectively, resulting in net unrealized appreciation of investments of $54,955,885.

ADR	American Depositary Receipt

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	98.5
Guernsey	0.5
India	0.3
France	0.3
Virgin Islands	0.3
Canada	0.1
Total	100.0

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio's annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—96.73%

Security description	Number of shares	Value ($)

Australia—5.48%
Banks—1.24%

Macquarie Bank Ltd.	52,269	3,017,373
National Australia Bank Ltd.	381,994	11,293,529
		14,310,902

Beverages—0.83%
Foster’s Group Ltd.	1,920,019	9,589,643

Commercial services & supplies—0.06%
Brambles Industries Ltd. [1]	74,576	720,694

Containers & packaging—0.36%
Amcor Ltd. [1]	775,494	4,155,485

Diversified telecommunication services—0.54%
Telstra Corp. Ltd. [1]	2,051,941	6,292,124

Food & drug retailing—0.40%
Coles Myer Ltd.	439,845	4,625,265

Industrial conglomerates—0.32%
Wesfarmers Ltd. [1]	137,116	3,667,310

Metals & mining—1.38%
BHP Billiton Ltd.	143,790	3,037,458
Oxiana Ltd. [1]	2,248,953	5,764,286
Zinifex Ltd. [1]	603,327	7,087,214
		15,888,958

Oil & gas—0.16%
Santos Ltd.	229,167	1,879,253

Real estate—0.04%
Westfield Group	30,686	442,681

Transportation infrastructure—0.15%
Macquarie Infrastructure Group	680,474	1,781,006
Total Australia common stocks		63,353,321

Austria—0.81%
Building products — 0.11%
Wienerberger AG	23,518	1,222,552

Diversified telecommunication services — 0.62%
Telekom Austria AG	289,016	7,192,986

Machinery — 0.08%
Andritz AG	5,137	931,920
Total Austria common stocks		9,347,458

Belgium—1.38%
Banks —0.05%
KBC Bancassurance Holding	5,123	559,694

Chemicals — 0.19%
Solvay SA	16,787	2,172,520

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Belgium—(concluded)
Diversified financials —1.14%
Fortis	313,405	13,150,166
Total Belgium common stocks		15,882,380

Bermuda — 0.03%
Hotels, restaurants & leisure — 0.03%
Li & Fung Ltd.	110,000	286,414

Brazil—0.38%
Banks — 0.32%
Unibanco - Uniao de Bancos Brasileiros SA, GDR 1,*	47,700	3,756,375

Warehousing & harbor transportation services — 0.06%
Santos-Brasil SA *	63,802	682,263
Total Brazil common stocks		4,438,638

China — 0.46%
Insurance — 0.46%
China Life Insurance Co., Class H	2,544,000	5,358,062

Denmark—0.41%
Chemicals — 0.35%
Novozymes A/S	50,935	4,081,742

Pharmaceuticals — 0.06%
Novo-Nordisk AS	8,858	668,895
Total Denmark common stocks		4,750,637

Finland—1.63%
Communications equipment — 0.34%
Nokia Oyj	200,288	3,975,008

Machinery — 0.18%
Metso Oyj	47,610	2,069,036

Oil & gas — 0.54%
Fortum Oyj	225,790	6,213,068

Paper & forest products — 0.57%
UPM-Kymmene Oyj	257,700	6,541,870
Total Finland common stocks		18,798,982

France—9.90%
Airlines — 0.20%
Air France-KLM	63,574	2,264,603

Automobiles — 1.23%
Renault SA [1]	121,854	14,253,612

Banks—1.82%
BNP Paribas SA	45,735	5,028,711
Credit Agricole SA	53,092	2,257,129
Societe Generale [1]	82,966	13,786,811
		21,072,651

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

France—(concluded)
Building products — 0.67%
Cie de Saint-Gobain [1]	104,389	7,694,128

Chemicals—0.29%
Arkema *	34,546	1,686,483
Rhodia SA *	601,899	1,659,319
		3,345,802

Commercial services & supplies — 0.14%
Bacou Dalloz	13,648	1,666,993

Construction & engineering — 0.43%
Alstom *	53,551	4,941,497

Construction materials — 0.23%
Lafarge SA	19,511	2,622,168

Diversified telecommunication services — 0.64%
France Telecom	285,115	7,405,206

Electrical equipment — 0.13%
Schneider Electric SA	14,087	1,463,510

Food & drug retailing — 0.57%
Carrefour SA [1]	108,115	6,587,507

Insurance — 0.30%
Axa	92,010	3,505,355

IT consulting & services — 0.05%
Cap Gemini SA	10,878	617,820

Media — 0.22%
Vivendi Universal SA	66,385	2,513,855

Metals & mining — 0.40%
Vallourec SA [1]	18,739	4,663,733

Multi-line retail — 0.54%
PPR	42,039	6,272,195

Multi-utilities—0.24%
Suez SA	61,319	2,743,845
Suez SA STRIP VVPR *	24,336	311
		2,744,156

Oil & gas — 1.56%
Total SA	265,333	17,965,088

Pharmaceuticals — 0.01%
Sanofi-Synthelabo SA	1,559	132,518

Textiles & apparel — 0.23%
LVMH Moet Hennessy Louis Vuitton SA	25,045	2,609,936
Total France common stocks		114,342,333

Germany—6.67%
Auto components — 0.15%
Continental AG	15,356	1,717,252

Automobiles—0.34%
Bayerische Motoren Werke (BMW) AG	13,729	788,504

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Germany — (concluded)
Automobiles — (concluded)
DaimlerChrysler AG	29,572	1,687,100
Volkswagen AG	15,090	1,488,749
		3,964,353

Banks — 0.30%
Deutsche Bank AG	27,223	3,426,176

Chemicals—1.31%
Bayer AG	251,280	12,651,954
Lanxess *	54,441	2,488,188
		15,140,142

Diversified telecommunication services — 0.11%
Deutsche Telekom AG	74,085	1,282,161

Electrical equipment — 0.64%
Siemens AG [1]	81,440	7,327,901

Healthcare providers & services—0.60%
Celesio AG	6,410	330,516
Fresenius Medical Care AG	49,262	6,572,751
		6,903,267

Insurance—0.39%
Allianz SE [1]	21,332	3,959,209
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	3,268	530,461
		4,489,670

Internet software & services —0.44%
United Internet AG [1]	332,427	5,108,289

Machinery — 0.45%
MAN AG [1]	58,882	5,234,273

Metals & mining — 0.06%
ThyssenKrupp AG [1]	17,723	657,786

Multi-utilities — 1.88%
RWE AG [1]	220,162	21,757,265
Total Germany common stocks		77,008,535

Greece—1.43%
Banks—0.91%
National Bank of Greece SA	202,640	9,196,861
Piraeus Bank SA	46,930	1,338,093
		10,534,954

Building products-cement — 0.44%
Titan Cement Co.	96,598	5,069,603

Gaming — 0.08%
OPAP SA	25,853	923,233
Total Greece common stocks		16,527,790

Hong Kong—1.87%
Diversified financials — 0.05%
Swire Pacific Ltd.	56,500	597,169

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hong Kong— (concluded)
Electric utilities — 0.51%
Hong Kong Electric Holdings	1,254,000	5,901,404

Industrial conglomerates — 0.00%
Hutchison Whampoa Ltd.	836	7,422

Real estate—1.22%
Cheung Kong Holdings Ltd.	211,500	2,306,126
Henderson Land Development	387,000	2,139,716
Sun Hung Kai Properties Ltd.	501,000	5,475,621
Wharf Holdings Ltd.	1,223,000	4,143,657
		14,065,120

Specialty retail — 0.09%
Esprit Holdings Ltd.	107,000	1,035,990
Total Hong Kong common stocks		21,607,105

Indonesia — 0.45%
Diversified telecommunication services — 0.45%
PT Telekomunikasi Indonesia, ADR [1]	141,199	5,162,235

Ireland—0.77%
Banks—0.65%
Allied Irish Banks PLC	68,214	1,858,763
Bank of Ireland	278,511	5,605,660
		7,464,423

Construction materials — 0.09%
CRH PLC	30,168	1,066,159

Media — 0.03%
Independent News & Media PLC	107,049	359,328
Total Ireland common stocks		8,889,910

Italy—5.48%
Automobiles — 0.64%
Fiat SpA 1,*	419,790	7,409,808

Banks—3.80%
Banca Intesa SpA [1]	2,242,372	15,325,682
Banche Popolari Unite Scrl *	13,043	357,906
Banco Popolare di Verona e Novara	23,181	623,967
Capitalia SpA	804,398	7,109,572
UniCredito Italiano SpA	2,466,892	20,449,466
		43,866,593

Construction materials — 0.11%
Buzzi Unicem SpA [1]	50,577	1,332,987

Diversified telecommunication services — 0.54%
Telecom Italia SpA [1,2]	2,421,494	6,239,560

Oil & gas — 0.39%
ENI SpA [1]	149,190	4,499,416
Total Italy common stocks		63,348,364

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—19.83%
Auto components — 0.58%
Denso Corp.	177,000	6,749,776

Automobiles — 1.57%
Toyota Motor Corp.	307,000	18,190,843

Banks—1.48%
Chugoku Bank Ltd.	24,000	315,198
Joyo Bank Ltd. [1]	77,000	449,669
Mitsubishi Tokyo Financial Group, Inc.	320	4,022,060
Nishi-Nippon City Bank Ltd.	82,000	389,124
Sumitomo Mitsui Financial Group, Inc.	1,044	11,425,933
Sumitomo Trust & Banking Co. Ltd.	45,000	484,032
		17,086,016

Beverages—0.11%
Coca-Cola West Holdings Co. Ltd.	37,900	708,063
ITO EN Ltd. [1]	8,400	266,461
Kirin Brewery Co. Ltd.	21,000	279,390
		1,253,914

Building products — 0.15%
Nippon Sheet Glass Co. Ltd.	392,000	1,759,651

Chemicals—1.19%
LINTEC Corp.	174,000	3,972,297
Shin-Etsu Chemical Co. Ltd.	100,300	6,577,752
Sumitomo Chemical Co. Ltd.	247,000	1,761,344
Ube Industries Ltd.	482,000	1,421,829
Zeon Corp.	900	9,111
		13,742,333

Commercial services & supplies—0.70%
Benesse Corp.	73,000	2,621,521
Hakuhodo DY Holdings, Inc.	11,510	676,104
Secom Co. Ltd.	95,100	4,756,829
		8,054,454

Computers & peripherals—0.40%
Elpida Memory, Inc. 1,*	30,500	1,423,881
Fujitsu Ltd.	273,000	2,226,857
Toshiba Corp. [1]	156,000	987,046
		4,637,784

Construction & engineering—0.33%
Kajima Corp. [1]	290,000	1,386,089
Obayashi Corp. [1]	365,000	2,393,698
		3,779,787

Diversified financials—1.47%
Hokuhoku Financial Group, Inc. [1]	101,000	376,521
Nomura Holdings Co. Ltd.	363,500	6,418,088
Orix Corp.	36,180	10,193,074
		16,987,683

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan— (continued)
Diversified telecommunication services — 0.15%
Nippon Telegraph & Telephone Corp. (NTT)	342	1,722,355

Electric utilities—0.51%
Kansai Electric Power Co., Inc.	29,800	703,245
Kyushu Electric Power Co., Inc.	49,600	1,159,899
Tokyo Electric Power Co., Inc.	140,200	4,075,756
		5,938,900

Electrical equipment—0.68%
Fujikura Ltd.	59,200	633,228
Hitachi Cable, Ltd.	70,000	357,915
Mitsubishi Electric Corp.	161,000	1,404,130
Sumitomo Electric Industries Ltd. [1]	386,100	5,466,903
		7,862,176

Electronic equipment & instruments—0.56%
Hitachi Ltd.	486,000	2,804,925
Hoya Corp.	11,300	436,715
Kyocera Corp.	26,500	2,376,854
Taiyo Yuden Co. Ltd.	22,000	338,968
TDK Corp.	7,300	571,117
		6,528,579

Food products—0.18%
Maruha Group, Inc. [1]	256,000	558,164
Yakult Honsha Co. Ltd. [1]	56,500	1,516,908
		2,075,072

Gas utilities —0.18%
Tokyo Gas Co. Ltd.	403,000	2,057,124

Healthcare equipment & supplies — 0.13%
Olympus Corp.	46,000	1,463,127

Household durables—1.06%
Matsushita Electric Industrial Co. Ltd.	108,900	2,276,607
Sekisui House Ltd.	522,600	8,262,044
Sharp Corp.	44,000	784,404
Sony Corp.	22,700	941,345
		12,264,400

Household products—0.54%
Kao Corp. [1]	213,000	5,591,125
Uni-Charm Corp.	11,600	645,684
		6,236,809

Insurance — 0.37%
Millea Holdings, Inc.	114,500	4,327,220

Internet software & services — 0.11%
Softbank Corp. [1]	55,500	1,214,826

IT consulting & services—0.19%
CSK Corp. [1]	26,300	1,171,587

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan— (continued)
IT consulting & services—(concluded)
Hitachi Information Systems Ltd. [1]	30,200	637,801
Itochu Techno-Science Corp. [1]	6,500	363,473
		2,172,861

Machinery—0.67%
Amada Co. Ltd.	86,000	853,713
Hitachi Construction Machinery Co. Ltd.	224,100	5,326,818
Kubota Corp.	124,000	1,084,622
Minebea Co. Ltd.	81,000	493,806
		7,758,959

Metals & mining—0.15%
Mitsubishi Materials Corp.	373,000	1,470,249
Mitsui Mining & Smelting Co. Ltd.	50,000	241,974
		1,712,223

Office electronics—1.14%
Canon, Inc.	228,650	12,258,009
Ricoh Co. Ltd.	46,000	908,555
		13,166,564

Oil & gas —0.58%
Nippon Mining Holdings, Inc.	902,500	6,744,346

Personal products — 0.06%
Shiseido Co. Ltd.	34,000	662,819

Pharmaceuticals—1.99%
Chugai Pharmaceutical Co. Ltd.	102,100	2,095,165
Daiichi Sankyo Co. Ltd.	56,100	1,669,257
Mitsubishi Chemical Holdings Corp.	156,500	1,000,915
Takeda Pharmaceutical Co.	284,700	18,281,365
		23,046,702

Road & rail—0.76%
East Japan Railway Co.	856	5,986,986
West Japan Railway Co.	646	2,761,746
		8,748,732

Semiconductor equipment & products—0.12%
Murata Manufacturing Co. Ltd.	6,900	482,596
Tokyo Electron Ltd.	11,500	859,390
		1,341,986

Textiles & apparel — 0.03%
Onward Kashiyama Co. Ltd.	24,000	329,152

Tobacco — 0.11%
Japan Tobacco, Inc.	295	1,286,392

Trading companies & distributors—0.92%
Itochu Corp.	779,000	6,207,755
Marubeni Corp.	431,000	2,207,422
Mitsui & Co. Ltd.	90,700	1,238,492

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan— (concluded)
Trading companies & distributors—(concluded)
Sumitomo Corp.	72,000	946,826
		10,600,495

Wireless telecommunications services — 0.66%
KDDI Corp.	1,218	7,591,997
Total Japan common stocks		229,096,057

Netherlands—3.70%
Commercial services & supplies — 0.12%
USG People NV	34,900	1,428,044

Construction & engineering — 0.04%
Koninklijke BAM Groep N.V.	21,055	438,828

Diversified financials — 1.53%
ING Groep N.V. *	398,309	17,645,234

Diversified telecommunication services — 0.24%
Koninklijke (Royal) KPN N.V.	210,497	2,812,841

Healthcare providers & services — 0.04%
OPG Groep NV	4,563	467,939

Household durables — 0.64%
Koninklijke (Royal) Philips Electronics N.V. [1]	213,431	7,455,641

Insurance — 0.07%
Aegon N.V. [1]	47,661	876,556

Media — 0.74%
Reed Elsevier N.V. *	494,894	8,508,098

Metals & mining — 0.14%
Mittal Steel Co. NV	36,657	1,574,326

Trading companies & distributors — 0.14%
Hagemeyer N.V. 1,*	308,672	1,583,711
Total Netherlands common stocks		42,791,218

New Zealand — 0.38%
Diversified telecommunication services — 0.38%
Telecom Corp. of New Zealand Ltd.	1,409,594	4,409,490

Norway—1.28%
Beverages — 0.15%
Orkla ASA	33,597	1,721,777

Diversified telecommunication services — 0.55%
Telenor ASA	402,144	6,351,892

Energy equipment & services — 0.50%
SeaDrill Ltd. *	408,900	5,798,669

Transportation services — 0.08%
Bergesen Worldwide Gas ASA	70,668	951,343
Total Norway common stocks		14,823,681

Singapore—1.05%
Airlines — 0.03%
Singapore Airlines Ltd.	34,000	331,963

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Singapore—(concluded)
Banks—0.54%
Oversea-Chinese Banking Corp.	1,005,400	4,520,684
United Overseas Bank Ltd.	150,000	1,705,421
		6,226,105

Diversified financials — 0.18%
Jardine Matheson Holdings Ltd.	106,400	2,128,000

Diversified telecommunication services — 0.06%
Singapore Telecommunications Ltd.	394,120	670,875

Oil & gas — 0.24%
Singapore Petroleum Co. Ltd.	958,400	2,794,923
Total Singapore common stocks		12,151,866

South Africa — 0.38%
Oil & gas — 0.38%
Sasol Ltd.	128,086	4,395,743

South Korea—1.24%
Metals & mining—0.76%
POSCO	18,391	5,104,003
POSCO, ADR [1]	53,400	3,765,768
		8,869,771

Semiconductor equipment & products—0.48%
Samsung Electronics Co. Ltd. [3]	6,080	1,971,440
Samsung Electronics Co. Ltd., GDR [3]	10,906	3,536,270
		5,507,710
Total South Korea common stocks		14,377,481

Spain—4.43%
Banks—1.02%
Banco Bilbao Vizcaya Argentaria SA [1]	134,810	3,255,337
Banco Santander Central Hispano SA	490,125	8,482,409
		11,737,746

Construction & engineering—0.47%
ACS Actividades de Contruccion y Servicios SA	23,140	1,161,556
Tecnicas Reunidas SA *	124,807	4,291,303
		5,452,859

Diversified telecommunication services — 1.78%
Telefonica SA	1,068,524	20,592,729

Electric utilities — 0.81%
Iberdrola SA [1]	204,332	9,375,360

IT consulting & services — 0.03%
Indra Sistemas SA	15,908	353,279

Oil & gas — 0.16%
Repsol YPF SA	55,407	1,838,615

Specialty retail — 0.16%
Inditex SA	39,167	1,872,582
Total Spain common stocks		51,223,170

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Sweden—1.05%
Banks—0.17%
Svenska Handelsbanken, Series A	46,098	1,193,554
Swedbank AB	23,034	754,256
		1,947,810

Communications equipment — 0.67%
Telefonaktiebolaget LM Ericsson	2,047,906	7,769,249

Media — 0.02%
Eniro AB	17,079	204,549

Metals & mining — 0.15%
AB SKF, B Shares	106,790	1,718,866

Specialty retail — 0.04%
Hennes & Mauritz AB	10,082	434,834
Total Sweden common stocks		12,075,308

Switzerland—4.56%
Banks—1.77%
Credit Suisse Group	248,418	14,976,368
Julius Baer Holding Ltd.	51,737	5,464,605
		20,440,973

Electrical equipment — 0.69%
ABB Ltd. [1]	536,637	7,980,213

Food products—0.65%
Barry Callebaut AG *	3,313	1,603,172
Nestle SA	17,396	5,942,928
		7,546,100

Insurance—0.69%
Swiss Re	85,070	6,974,913
Zurich Financial Services AG	4,113	1,016,637
		7,991,550

Machinery — 0.10%
Georg Fischer AG *	2,163	1,107,537

Pharmaceuticals — 0.44%
Roche Holding Genussehein AG	29,030	5,080,046

Specialty retail — 0.22%
Compagnie Financiere Richemont AG	50,772	2,511,970
Total Switzerland common stocks		52,658,389

Taiwan—1.02%
Computers & peripherals — 0.22%
High Tech Computer Corp.	103,400	2,564,600

Diversified telecommunication services — 0.39%
Chunghwa Telecom Co. Ltd., ADR	244,790	4,477,209

Semiconductor equipment & products — 0.41%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	488,566	4,739,090
Total Taiwan common stocks		11,780,899

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United Kingdom—20.66%
Airlines — 0.15%
British Airways PLC *	194,958	1,708,843

Auto components — 0.34%
GKN PLC	670,708	3,908,592

Banks—5.58%
Barclays PLC	466,163	6,291,293
HBOS PLC	649,788	13,473,390
HSBC Holdings PLC	1,084,090	20,555,468
Lloyds TSB Group PLC	843,905	9,006,774
Royal Bank of Scotland Group PLC	423,625	15,095,034
		64,421,959

Commercial services & supplies — 0.12%
Michael Page International PLC	187,955	1,448,475

Diversified financials—0.24%
3i Group PLC	12,510	229,089
Man Group PLC	271,140	2,523,998
		2,753,087

Diversified telecommunication services — 0.09%
BT Group PLC	190,026	1,008,611

Electric utilities—0.40%
Drax Group PLC	35,590	553,301
International Power PLC	440,069	2,810,069
Scottish & Southern Energy PLC	52,250	1,309,656
		4,673,026

Food & drug retailing—0.50%
Premier Foods PLC	169,252	877,362
RHM PLC	167,873	870,214
Tesco PLC	544,365	4,086,115
		5,833,691

Hotels, restaurants & leisure—0.71%
Compass Group PLC	260,360	1,393,102
Intercontinental Hotels Group PLC	356,634	6,864,194
		8,257,296

Household durables — 0.06%
Taylor Woodrow PLC	102,563	711,655

Household products — 0.22%
Reckitt Benckiser PLC	57,400	2,497,542

Insurance—1.44%
Aviva PLC	399,760	5,909,853
Chaucer Holdings PLC	164,253	260,839
Old Mutual PLC	1,764,225	5,704,260
Prudential PLC	387,927	4,754,434
		16,629,386

IT consulting & services — 0.02%
LogicaCMG PLC	85,253	269,143

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United Kingdom—(concluded)
Metals & mining—0.91%
Anglo American PLC	62,093	2,800,050
BHP Billiton PLC	390,565	7,532,170
Corus Group PLC	26,858	239,514
		10,571,734

Multi-line retail—1.31%
Alliance Boots PLC	361,806	5,590,317
Debenhams PLC *	315,188	1,130,325
Unilever PLC	338,835	8,408,939
		15,129,581

Multi-utilities — 0.25%
National Grid PLC	227,130	2,902,852

Oil & gas—4.42%
BG Group PLC	690,630	9,162,589
BP PLC	2,634,455	29,297,798
Royal Dutch Shell PLC, A Shares [4]	87,617	3,038,491
Royal Dutch Shell PLC, A Shares [1,5]	275,042	9,530,629
		51,029,507

Pharmaceuticals—1.88%
Astra Zeneca PLC	75,977	4,489,926
GlaxoSmithKline PLC	645,786	17,246,156
		21,736,082

Software — 0.03%
Sage Group PLC	65,336	299,116

Specialty retail — 0.52%
DSG International PLC	1,452,077	6,024,549

Tobacco — 0.14%
British America Tobacco PLC	58,463	1,593,635

Trading companies & distributors — 0.32%
Wolseley PLC	154,499	3,651,511

Wireless telecommunications services — 1.01%
Vodafone Group PLC	4,519,717	11,639,134
Total United Kingdom common stocks		238,699,007
Total common stocks (cost—$901,137,156)		1,117,584,473

Preferred stock—0.08%
Germany — 0.08%
Automobiles — 0.08%
Volkswagen AG (cost—$576,117)	13,606	898,656

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Short-term US government and agency obligation[6,7] — 0.05%
560	US Treasury Bills (cost—$550,399)	03/08/07	4.950	550,399

Repurchase agreement—1.31%
15,145	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $453,663 US Treasury Bonds, 12.500% due 08/15/14 and $14,944,527 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$15,448,136); proceeds: $15,147,061 (cost—$15,145,000)	11/01/06	4.900	15,145,000

Number of shares (000)

Investments of cash collateral from securities loaned—12.59%
Money market funds[8] — 6.71%

63	AIM Liquid Assets Portfolio	5.206	62,725
62	AIM Prime Portfolio	5.196	62,270
[9] 0	BlackRock Provident Institutional TempFund	5.121	236
8	Deutsche Cash Reserve Institutional Fund	5.165	8,021
645	DWS Money Market Series	5.234	644,571
76,704	UBS Private Money Market Fund LLC [10]	5.237	76,704,252
Total money market funds (cost—$77,482,075)			77,482,075

Principal amount (000) ($)

Repurchase agreements — 5.88%
38,000	Repurchase agreement dated 10/31/06 with Barclays Bank PLC, collateralized $25,810,000 Federal Home Loan Bank obligations, 3.710% due 05/24/07 and $12,897,000 Federal Home Loan Mortgage Corp. obligations, 2.400% due 03/29/07; (value—$38,760,543); proceeds: $38,005,584	11/01/06	5.290	38,000,000
30,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $30,655,000 US Treasury Notes, 4.125% due 08/15/08; (value—$30,602,308); proceeds: $30,004,408	11/01/06	5.290	30,000,000
Total repurchase agreements (cost—$68,000,000)				68,000,000
Total investments of cash collateral from securities loaned (cost—$145,482,075)				145,482,075
Total investments (cost — $1,062,890,747)[11,12] — 110.76%				1,279,660,603
Liabilities in excess of other assets — (10.76)%				(124,348,225)
Net assets — 100.00%				1,155,312,378

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2006.
2	Non-convertible savings shares.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

3

Security exempt from registration under rule 144A of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the London Exchange.
5	Security is traded on the Netherlands Exchange.
6	Interest rate shown is the discount rate at date of purchase.
7	Entire amount delivered to broker as collateral for futures transactions.
8	Interest rates shown reflect yield at October 31, 2006.
9	Amount represents less than 500 shares.
10	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Security description	Value at 7/31/06 ($)	Purchases during the three months ended 10/31/06 ($)	Sales during the three months ended 10/31/06 ($)	Value at 10/31/06 ($)	Income earned from affiliate for the three months ended 10/31/06 ($)
UBS Private Money Market Fund LLC	46,602,044	385,138,191	355,035,983	76,704,252	40,883

11	Includes $128,240,116 of investments in securities on loan, at value.
12

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $223,460,781 and $6,690,925, respectively, resulting in net unrealized appreciation $216,769,856.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Futures contracts

Number of			In	Expiration	Unrealized
contracts	Currency	Contracts to receive	exchange for ($)	dates	appreciation ($)
9	AUD	Share Price Index 200 Futures	888,689	December 2006	21,635
7	EUR	Dow Jones Euro STOXX 50 Futures	336,739	December 2006	44,723
					66,358

Forward foreign currency contracts

	Contract to receive	In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Australian Dollar	6,948,627	USD	5,185,865	01/09/07	(185,332)
Euro Dollar	1,400,000	USD	1,778,210	01/09/07	(14,951)
Euro Dollar	2,630,000	USD	3,338,890	01/09/07	(29,690)
Euro Dollar	5,664,907	USD	7,223,322	01/09/07	(32,455)
Great Britain Pound	8,382,000	USD	15,837,286	01/31/07	(162,097)
Hong Kong Dollar	15,524,991	USD	2,000,134	01/09/07	(1,363)
Japanese Yen	695,000,000	USD	5,905,997	01/09/07	(94,683)
Swedish Krona	19,529,985	USD	2,684,460	01/09/07	(32,382)
United States Dollar	7,845,257	AUD	10,448,627	01/09/07	231,394
United States Dollar	3,738,662	CHF	4,670,000	01/09/07	41,128
United States Dollar	7,259,181	EUR	5,664,907	01/09/07	(3,403)
United States Dollar	2,677,538	GBP	1,420,000	01/09/07	32,585
United States Dollar	2,685,014	SEK	19,529,985	01/09/07	31,828
					(219,421)

Currency type abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	Great Britain Pound
SEK	Swedish Krona
USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—91.34%

Security description	Number of shares	Value ($)

Argentina—0.54%

Energy equipment & services—0.54%
Tenaris SA, ADR [1]	45,500	1,755,845

Bermuda—1.15%

Marine—0.91%
COSCO Pacific Ltd. [1]	657,600	1,357,951
Pacific Basin Shipping Ltd.	2,542,000	1,634,264
		2,992,215

Oil & gas—0.24%
CNPC Hong Kong Ltd.	1,540,000	772,257
Total Bermuda common stocks		3,764,472

Brazil—7.15%

Banks—0.42%
Unibanco - Uniao de Bancos Brasileiros SA, GDR [1]	17,600	1,386,000

Electric utilities—0.65%
AES Tiete SA	26,200,000	663,105
CPFL Energia SA	58,500	743,031
CPFL Energia SA, ADR [1]	19,500	739,050
		2,145,186

Insurance—0.49%
Porto Seguro SA	70,300	1,592,132

Metals & mining—1.28%
Companhia Siderurgica Nacional SA	45,200	1,403,595
Companhia Siderurgica Nacional SA, ADR [1]	26,400	822,888
Companhia Vale do Rio Doce (CVRD), ADR [1]	90,400	1,963,488
		4,189,971

Oil & gas—1.06%
Petroleo Brasileiro SA- Petrobras	39,022	3,463,593

Paper & forest products—0.92%
Votorantim Celulose e Papel SA, ADR [1]	165,350	3,017,637

Retail—1.05%
Lojas Renner SA	276,000	3,452,739

Transportation infrastructure—0.51%
Companhia de Concessoes Rodoviarias (CCR)	155,800	1,663,855

Warehousing & harbor transportation services—0.24%
Santos-Brasil SA *	73,500	785,968

Wireless telecommunications services—0.53%
Tim Participacoes SA, ADR [1]	52,000	1,747,200
Total Brazil common stocks		23,444,281

Chile—0.74%

Banks—0.50%
Banco Santander Chile SA, ADR	33,600	1,620,528

Water utilities—0.24%
Inversiones Aguas Metropolitanas SA, ADR [2]	36,000	794,956
Total Chile common stocks		2,415,484

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

China—6.92%

Banks—0.26%
Industrial & Commercial Bank of China *	1,884,000	843,018

Construction materials—0.55%
Anhui Conch Cement Co. Ltd., Class H	804,800	1,790,238

Diversified telecommunication services—0.81%
China Telecom Corp. Ltd.	7,084,000	2,668,842

Insurance—0.69%
China Life Insurance Co. Ltd., Class H	1,075,700	2,265,593

Marine—0.75%
China Shipping Development Co. Ltd., Class H	2,244,000	2,441,012

Oil & gas—0.71%
PetroChina Co. Ltd., Class H	2,114,000	2,326,781

Real estate—1.03%
Shimao Property Holdings Ltd. *	2,500,000	3,368,822

Road & rail—0.28%
Guangshen Railway Co. Ltd.	1,964,000	924,271

Technology, hardware & equipment—0.21%
TPV Technology Ltd. [1]	814,000	676,135

Textiles & apparel—0.50%
Fountain Set (Holdings) Ltd.	1,404,000	407,993
Texwinca Holdings Ltd. [1]	1,890,000	1,239,392
		1,647,385

Transportation infrastructure—1.13%
China Merchants Holdings International Co. Ltd.	540,000	1,579,618
Zhejiang Expressway Co. Ltd. [1]	3,156,000	2,134,516
		3,714,134
Total China common stocks		22,666,231

Czech Republic—1.45%

Banks—0.72%
Komercni Banka A.S.	15,098	2,349,825

Electric utilities—0.73%
CEZ	60,400	2,392,616
Total Czech Republic common stocks		4,742,441

Egypt—0.96%

Industrial conglomerates—0.61%
Orascom Telecom Holding SAE, GDR	35,400	1,993,020

Wireless telecommunications services—0.35%
Egyptian Co. for Mobile Services (MobiNil)	41,245	1,143,569
Total Egypt common stocks		3,136,589

Hong Kong—2.73%

Distributors—0.34%
China Resources Enterprise Ltd.	475,300	1,101,284

Electric utilities—0.35%
China Resources Power Holdings Co. Ltd.	900,000	1,137,556

Oil & gas—0.82%
China Petroleum & Chemical Corp. (Sinopec)	3,900,300	2,698,094

Wireless telecommunications services—1.22%
China Mobile (Hong Kong) Ltd.	491,500	4,013,044
Total Hong Kong common stocks		8,949,978

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hungary—1.33%

Banks—0.84%
OTP Bank Rt.	67,077	2,357,168
OTP Bank Rt., ADR [1,2]	5,800	407,755
		2,764,923

Diversified telecommunication services—0.49%
Magyar Tavkozlesi Rt. (Matav) *	344,461	1,602,724
Total Hungary common stocks		4,367,647

India—4.85%

Automobiles—1.01%
Hero Honda Motors Ltd.	98,184	1,648,610
Tata Motors Ltd., ADR [1]	92,100	1,674,378
		3,322,988

Chemicals—0.58%
Reliance Industries Ltd.	69,659	1,895,010

Construction materials—0.82%
India Cements Ltd. *	563,247	2,689,276

Diversified telecommunication services—1.25%
Bharti Tele-Ventures Ltd. *	346,550	4,078,100

IT consulting & services—0.70%
Satyam Computer Services Ltd., ADR [1]	104,200	2,303,862

Metals & mining—0.49%
Tata Steel Ltd.	145,760	1,592,743
Total India common stocks		15,881,979

Indonesia—1.72%

Automobiles—0.59%
PT Astra International Tbk	1,316,000	1,935,188

Banks—0.51%
PT Bank Internasional Indonesia Tbk	73,941,800	1,663,437

Diversified telecommunication services—0.62%
PT Telekomunikasi Indonesia, Series B	2,203,073	2,030,816
Total Indonesia common stocks		5,629,441

Israel—2.41%

Banks—1.46%
Bank Hapoalim Ltd.	613,967	3,059,064
Bank Leumi Le-Israel	416,500	1,722,507
		4,781,571

Chemicals—0.56%
Israel Chemicals Ltd.	324,463	1,852,665

Diversified telecommunication services—0.39%
Bezeq Israeli Telecommunication. Corp. Ltd.	928,440	1,264,633
Total Israel common stocks		7,898,869

Kazakhstan—0.46%

Metals & mining—0.46%
KazakhGold Group Ltd., GDR *	63,252	1,510,458

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Malaysia—4.86%

Banks—1.62%
Commerce Asset-Holding Berhad	908,800	1,716,830
Hong Leong Bank Berhad	1,392,800	2,001,971
Public Bank Berhad	836,500	1,573,615
		5,292,416

Consumer services—0.56%
Tanjong PLC	555,400	1,839,929

Marine—0.76%
Malaysia International Shipping Co. Berhad	1,030,000	2,481,588

Plantations—0.48%
IOI Corp. Berhad	337,500	1,589,323

Transportation infrastructure—0.34%
PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	1,410,800	1,112,417

Wireless telecommunications services—1.10%
Maxis Communications Berhad	1,474,400	3,612,835
Total Malaysia common stocks		15,928,508

Mexico—7.09%

Banks—0.83%
Grupo Financiero Banorte SA de C.V., Series O	750,629	2,721,971

Beverages—0.72%
Grupo Modelo, SA de C.V., Series C	486,000	2,349,813

Construction materials—1.27%
Cemex SA de C.V., ADR 1, *	134,962	4,148,732

Household products—0.66%
Kimberly-Clark de Mexico SA de C.V., Series A [1]	518,700	2,169,831

Media—0.54%
Grupo Televisa SA, ADR	71,700	1,769,556

Metals & mining—0.54%
Industrias CH, SA, Series B *	458,700	1,782,784

Multi-line retail—0.68%
Wal-Mart de Mexico SA de C.V., Series V [1]	640,200	2,226,286

Transportation infrastructure—0.74%
Grupo Aeroportuario del Pacifico SA de C.V., ADR [1]	38,900	1,468,086
Grupo Aeroportuario del Sureste SA de C.V., ADR [1]	25,000	948,250
		2,416,336

Wireless telecommunications services—1.11%
America Movil SA de C.V., ADR, Series L	84,888	3,639,148
Total Mexico common stocks		23,224,457

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Morocco—0.17%

Diversified telecommunication services—0.17%
Maroc Telecom	38,370	573,458

Panama—0.36%

Banks—0.36%
Banco Latinoamericano de Exportaciones SA, Class E	71,800	1,173,212

Peru—0.35%

Metals & mining—0.35%
Compania de Minas Buenaventura SA, ADR [1]	44,000	1,137,400

Philippines—0.39%

Diversified telecommunication services—0.39%
Philippine Long Distance Telephone Co., ADR [1]	26,800	1,275,948

Poland—1.27%

Banks—0.71%
Bank Pekao SA	34,407	2,321,690

Diversified telecommunication services—0.56%
Telekomunikacja Polska SA	250,012	1,839,628
Total Poland common stocks		4,161,318

Russia—6.54%

Auto manufacturing/suppliers—0.36%
JSC Severstal-Auto [3]	46,300	1,166,760

Banks—0.61%
Sberbank	885	1,991,250

Electric utilities—0.75%
RAO Unified Energy System (UES), GDR	32,800	2,469,840

Metals & mining—0.47%
Mining & Metallurgical Co., Norilsk Nickel, ADR	10,550	1,558,762

Oil & gas—2.91%
Gazprom, ADR	124,950	5,292,882
LUKOIL, ADR	16,112	1,301,850
Surgutneftegaz OJSC, ADR [1]	46,600	2,949,780
		9,544,512

Wireless telecommunications services—1.44%
Mobile TeleSystems, ADR	106,800	4,707,744
Total Russia common stocks		21,438,868

South Africa—8.07%

Banks—1.49%
ABSA Group Ltd.	112,092	1,734,582
African Bank Investments Ltd.	845,090	3,153,779
		4,888,361

Diversified financials—1.31%
Alexander Forbes Ltd. *	614,584	1,259,829
Standard Bank Group Ltd.	257,539	3,024,215
		4,284,044

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

South Africa-(concluded)

Diversified telecommunication services—0.42%
Telkom South Africa Ltd.	73,470	1,363,827

Food products—0.19%
Tiger Brands Ltd.	30,557	634,640

Healthcare equipment & supplies—0.18%
Aspen Pharmacare Holdings Ltd. *	129,987	591,327

Healthcare providers & services—0.49%
Network Healthcare Holdings Ltd. *	953,400	1,617,852

Household durables—0.24%
Steinhoff International Holdings Ltd. *	240,260	782,792

Industrial conglomerates—1.00%
Barloworld Ltd.	83,969	1,625,633
Remgro Ltd.	78,096	1,648,060
		3,273,693

Metals & mining—0.56%
Mittal Steel South Africa Ltd.	152,127	1,817,366

Oil & gas—1.30%
Sasol Ltd.	123,830	4,249,682

Specialty retail—0.38%
Truworths International Ltd.	358,400	1,255,282

Wireless telecommunications services—0.51%
MTN Group Ltd.	184,845	1,681,265
Total South Africa common stocks		26,440,131

South Korea—12.09%

Banks—2.33%
Industrial Bank of Korea (IBK)	171,400	3,001,433
Kookmin Bank	38,580	3,066,746
Kookmin Bank, ADR	19,500	1,547,520
		7,615,699

Construction & engineering—1.62%
Daelim Industrial Co., Ltd.	29,123	2,228,462
GS Engineering & Construction Corp.	17,000	1,322,473
Hyundai Development Co.	34,960	1,762,377
		5,313,312

Diversified financials—1.44%
Hana Financial Group, Inc.	102,123	4,709,201

Diversified telecommunication services—0.94%
KT Corp.	44,190	2,004,906
KT Corp., ADR [1]	48,400	1,083,192
		3,088,098

Electric utilities—0.44%
Korea Electric Power Corp. (KEPCO)	37,020	1,430,117

Gas utilities—0.58%
Korea Gas Corp.	48,800	1,911,085

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

South Korea-(concluded)

Machinery—0.48%
Hanjin Heavy Industries & Construction Co., Ltd. [1]	53,100	1,569,472

Metals & mining—0.58%
Korea Zinc Co., Ltd.	17,300	1,909,472

Retail—0.60%
Lotte Shopping Co., Ltd., GDR 1, 2, *	105,330	1,974,938

Semiconductor equipment & products—2.44%
Samsung Electronics Co. Ltd.	12,334	7,997,956

Tobacco—0.64%
KT&G Corp.	34,100	2,106,256
Total South Korea common stocks		39,625,606

Taiwan—11.37%

Banks—0.99%
Mega Financial Holding Co. Ltd.	4,606,000	3,247,221

Chemicals—0.39%
Taiwan Fertilizer Co. Ltd.	782,000	1,269,538

Computers & peripherals—1.93%
Asustek Computer, Inc.	859,250	2,087,257
Lite-On Technology Corp.	2,279,102	2,754,450
Nan Ya Printed Circuit Board Corp.	231,000	1,489,651
		6,331,358

Construction materials—0.66%
Taiwan Cement Corp.	2,763,154	2,180,618

Diversified telecommunication services—1.33%
Chunghwa Telecom Co. Ltd.	1,472,880	2,523,988
Chunghwa Telecom Co. Ltd., ADR	99,514	1,820,111
		4,344,099

Electronic equipment & instruments—1.55%
Delta Electronics, Inc.	555,500	1,569,846
HON HAI Precision Industry Co. Ltd. (Foxconn)	399,200	2,586,324
Synnex Technology International Corp.	1,029,820	941,196
		5,097,366

Food & drug retailing—0.78%
President Chain Store Corp.	1,159,000	2,550,584

Healthcare equipment & supplies—0.15%
Pihsiang Machinery Manufacturing Co. Ltd.	226,350	482,472

Insurance—0.53%
Shin Kong Financial Holding Co., Ltd.	1,977,165	1,747,573

Semiconductor equipment & products—3.06%
MediaTek, Inc.	213,600	2,083,824
Siliconware Precision Industries Co.	1,150,000	1,459,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,763,397	5,067,786
Unimicron Technology Corp.	1,240,170	1,407,483
		10,018,093
Total Taiwan common stocks		37,268,922

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Thailand—4.01%

Banks—0.68%
Kasikornbank Public Co. Ltd., NVDR	646,400	1,215,717
Siam City Bank Public Co. Ltd.	1,765,300	1,024,896
		2,240,613

Construction materials—1.20%
Siam Cement Public Co. Ltd., NVDR	597,600	3,941,920

Food products—0.23%
Thai Union Frozen Products Public Co. Ltd., NVDR [3]	1,088,700	741,874

Home builders—0.56%
Land & Houses Public Co. Ltd., NVDR	8,248,900	1,832,464

Industrial conglomerates—0.52%
Banpu Public Co. Ltd., NVDR	388,600	1,694,746

Wireless telecommunications services—0.82%
Advanced Information Services Public Co. Ltd.	1,090,200	2,689,284
Total Thailand common stocks		13,140,901

Turkey—1.76%

Automobiles—0.32%
Tofas Turk Otomobil Fabrikasi A.S.	313,074	1,035,524

Banks—0.70%
Akbank T.A.S.	404,964	2,306,537

Diversified financials—0.58%
Turkiye Vakiflar Bankasi T.A.O., Class D	363,469	1,908,072

Household durables—0.16%
Vestel Elektronik Sanayi ve Ticaret A.S. *	195,503	517,853
Total Turkey common stocks		5,767,986

Venezuela—0.60%

Metals & mining—0.60%
Ternium SA, ADR *	81,000	1,976,400
Total common stocks (cost—$249,523,601)		299,296,830

Preferred stocks—7.03%

Brazil—5.48%

Banks—1.03%
Banco Bradesco SA	49,500	1,758,793
Itausa - Investimentos Itau SA	352,139	1,598,315
		3,357,108

Beverages—0.47%
Cia Brasileira Bebida	3,533,900	1,551,187

Chemicals—0.26%
Ultrapar Participacoes SA	43,040	835,074

Electric utilities—0.13%
AES Tiete SA	17,300,000	438,983

Metals & mining—2.35%
Companhia Vale do Rio Doce (CVRD), Class A	294,686	6,349,200
Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	39,700	1,349,596
		7,698,796

Oil & gas—1.24%
Petroleo Brasileiro SA - Petrobras	19,540	392,351

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Security description	Number of shares	Value ($)

Preferred stocks—(concluded)

Brazil—(concluded)
Petroleo Brasileiro SA - Petrobras, ADR	45,428	3,677,851
		4,070,202
Total Brazil preferred stocks		17,951,350

South Korea—1.55%

Automobiles—0.56%
Hyundai Motor Co.	38,610	1,823,449

Semiconductor equipment & products—0.99%
Samsung Electronics Co. Ltd.	6,689	3,244,227
Total South Korea preferred stocks		5,067,676
Total preferred stocks (cost—$14,503,208)		23,019,026

	Number of rights

Rights* —0.00%

Brazil—0.00%

Banks—0.00%
Banco Bradesco SA, excercise price $2.166, expires 11/21/06 [3,4]	1,102	10,950

Thailand—0.00%

Diversified telecommunication services—0.00%
True Corporation Public Company Ltd. exercise price $0.351, expires 04/03/08 [3,4]	218,684	0
Total rights (cost—$0)		10,950

Principal amount (000) ($)		Maturity dates	Interest rates (%)

Corporate bond—0.00%

Brazil—0.00%

Metals & mining—0.00%
10	Companhia Vale do Rio Doce (cost—$0) 3, 4, [5]	09/29/49 [6]	1.000 [7]	0

Repurchase agreement—0.94%
3,064	Repurchase Agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $91,781 US Treasury Bonds, 12.500% due 08/15/14 and $3,023,442 US Treasury Notes 3.500% to 5.500% due 10/31/08 to 08/15/09; (value—$3,125,328); proceeds: $3,064,417 (cost—$3,064,000)	11/01/06	4.900	3,064,000

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2006 (unaudited)

Number of shares (000)		Interest rates (%)	Value ($)

Investments of cash collateral from securities loaned—8.38%

Money market funds[8]—3.50%
1	AIM Liquid Assets Portfolio	5.206	681
12	AIM Prime Portfolio	5.196	12,318
[9] 0	BlackRock Provident Institutional TempFund	5.122	106
3	Deutsche Cash Reserves Fund	5.165	2,910
11,443	UBS Private Money Market Fund LLC [10]	5.237	11,443,076
Total money market funds (cost—$11,459,091)			11,459,091

Principal amount (000)		Maturity dates

Repurchase agreements—4.88%
10,000	Repurchase agreement dated 10/31/06 with Barclays Bank PLC, collateralized by $10,300,000 Federal Home Loan Bank obligations, 4.250% due 09/26/08; (value—$10,204,127); proceeds: $10,001,469	11/01/06	5.290	10,000,000
6,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., Inc., collateralized by $6,135,000 US Treasury Notes, 4.125% due 08/15/08; (value—$6,124,455); proceeds: $6,000,882	11/01/06	5.290	6,000,000
Total repurchase agreements (cost—$16,000,000)				16,000,000
Total investments of cash collateral from securities loaned (cost—$27,459,091)				27,459,091
Total investments (cost — $294,549,900) [11,12] — 107.69%				352,849,897
Liabilities in excess of other assets — (7.69)%				(25,190,365)
Net assets — 100.00%				327,659,532

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2006.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.97% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Illiquid securities representing 0.59% of net assets.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5	Bond interest in default.
6	Perpetual bond security. The maturity date represents the final maturity.
7	Variable rate security—The interest rate shown is the current rate as of October 31, 2006, and resets periodically.
8	Interest rates shown reflect yields at October 31, 2006.
9	Amount represents less than 500 shares.
10	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2006.

Security description	Value at 07/31/06 ($)	Purchases during the three months ended 10/31/06 ($)	Sales during the three months ended 10/31/06 ($)	Value at 10/31/06 ($)	Income earned from affiliate for the three months ended 10/31/06 ($)
UBS Private Money Market Fund LLC	7,875,884	53,498,789	49,931,597	11,443,076	29,225

11	Includes $26,402,281 of investments in securities on loan, at value.
12

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $64,401,427 and $6,101,430, respectively, resulting in net unrealized appreciation of investments of $58,299,997.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—71.54%

Security description	Number of shares	Value ($)

Australia—4.15%

Banks—0.12%
Westpac Banking Corp.	8,087	149,979

Beverages—0.06%
Foster’s Group Ltd.	16,214	80,982

Commercial services & supplies—0.28%
Downer EDI Ltd.	72,608	362,083

Metals & mining—2.49%
Alumina Ltd.	65,422	340,939
BHP Billiton Ltd.	71,406	1,508,399
Rio Tinto Ltd.	22,418	1,360,975
		3,210,313

Oil & gas—0.88%
Santos Ltd.	138,170	1,133,044

Real estate—0.32%
Investa Property Group	219,931	408,728
Total Australia common stocks		5,345,129

Belgium—0.44%

Food & drug retailing—0.31%
Delhaize Group	4,930	398,608

Pharmaceuticals—0.13%
UCB SA	2,635	163,108
Total Belgium common stocks		561,716

Brazil—1.02%

Airlines - 0.04%
Gol—Linhas Aereas Inteligentes SA	1,400	43,610

Banks - 0.03%
Banco Itau Holding Financiera SA, ADR	1,200	39,840

Electric utilities - 0.04%
CPFL Energia SA, ADR	1,200	45,480

Industrial conglomerates - 0.04%
Companhia de Concessoes Rodoviarias (CCR)	5,000	53,397

Metals & mining - 0.64%
Companhia Vale do Rio Doce (CVRD), ADR	32,500	826,800

Oil & gas - 0.17%
Petroleo Brasileiro SA, ADR	2,500	221,900

Specialty retail - 0.03%
Lojas Renner SA	3,000	37,530

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Brazil—(concluded)

Wireless telecommunications services - 0.03%
Tim Participacoes SA, ADR	1,200	40,320
Total Brazil common stocks		1,308,877

Canada—2.80%

Banks—0.31%
Bank of Montreal	2,100	129,876
Bank of Nova Scotia	1,700	74,634
National Bank of Canada	1,300	70,907
Royal Bank of Canada [1]	2,700	119,853
		395,270

Chemicals—0.11%
Methanex Corp. 1, [2]	1,300	29,445
Methanex Corp. [3]	5,000	113,229
		142,674

Diversified telecommunication services—0.56%
BCE, Inc.	2,700	76,219
Telus Corp.	11,100	641,812
		718,031

Electric utilities - 0.28%
Fortis, Inc.	15,700	358,613

Electronic equipment & instruments—0.00%
Onex Corp.	200	4,294

Metals & mining—1.09%
Algoma Steel, Inc. *	2,900	87,159
Cameco Corp.	4,100	144,033
IPSCO, Inc.	7,100	652,369
Teck Cominco Ltd., Class B	7,000	515,268
		1,398,829

Oil & gas—0.45%
Canadian Natural Resources Ltd.	1,500	78,076
Canadian Oil Sands Trust	2,300	62,305
Encana Corp.	3,100	147,222
Shell Canada Ltd.	1,700	64,794
Suncor Energy, Inc.	1,000	76,807
Talisman Energy, Inc.	9,500	156,084
		585,288
Total Canada common stocks		3,602,999

Cayman Islands—0.21%

Wireless telecommunications services - 0.21%
Foxconn International Holdings Ltd. *	82,000	272,026

Channel Islands—0.55%

Real estate - 0.55%
Meinl European Land Ltd. *	31,891	703,746

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Chile—0.09%

Banks - 0.09%
Banco Santander Chile SA, ADR	2,300	110,929

China—0.29%

Banks - 0.11%
Industrial & Commercial Bank of China, Class H *	331,000	148,110

Metals & mining - 0.06%
China Shenhua Energy Co. Ltd., Class H	47,500	83,430

Oil & gas - 0.01%
China Petroleum and Chemical Corp. (Sinopec), ADR	100	6,937

Wireless telecommunications services - 0.11%
China Mobile (Hong Kong) Ltd.	16,500	134,721
Total China common stocks		373,198

Czech Republic—0.08%

Pharmaceuticals - 0.08%
Zentiva N.V.	1,724	98,488

Denmark—1.38%

Banks - 0.07%
Danske Bank A/S	2,144	89,944

Beverages - 0.87%
Carlsberg A/S, Class B	13,000	1,117,456

Pharmaceuticals - 0.44%
Novo-Nordisk AS, Class B	7,550	570,124
Total Denmark common stocks		1,777,524

Egypt—0.08%

Telecommunications - 0.08%
Orascom Telecom Holdings SAE	1,879	106,227

France—2.60%

Airlines - 0.38%
Air France-KLM	13,646	486,091

Automobiles - 0.12%
PSA Peugeot Citroen	2,727	156,656

Banks—0.56%
BNP Paribas	2,387	262,458
Credit Agricole SA	5,208	221,411
Societe Generale	1,430	237,629
		721,498

Construction materials - 0.16%
Lafarge SA	1,577	211,940

Electric utilities - 0.12%
Electricite de France (EDF)	2,487	150,804

Food & drug retailing - 0.05%
Carrefour SA	1,057	64,404

Food products - 0.04%
Groupe Danone	402	58,901

Healthcare equipment & supplies - 0.15%
Essilor International SA	1,832	192,198

Insurance - 0.11%
Axa	3,631	138,332

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

France-(concluded)

Multi-line retail - 0.27%
PPR	2,334	348,232

Oil & gas - 0.12%
Total SA	2,337	158,233

Personal products - 0.04%
L’Oreal SA	476	46,293

Pharmaceuticals - 0.29%
Sanofi-Aventis	4,429	376,472

Wireless telecommunications services - 0.19%
Bouygues SA	4,205	245,157
Total France common stocks		3,355,211

Germany—1.10%

Airlines - 0.15%
Deutsche Lufthansa AG	8,425	194,304

Automobiles - 0.08%
Volkswagen AG	1,089	107,439

Chemicals - 0.08%
Bayer AG	2,152	108,353

Diversified telecommunication services - 0.11%
Deutsche Telekom AG	8,295	143,558

Household products - 0.19%
Henkel KGaA	1,790	239,766

Insurance - 0.37%
Muenchener Rueckver AG	2,937	476,733

Multi-line retail - 0.03%
Metro AG	653	38,796

Software - 0.09%
SAP AG	552	109,820
Total Germany common stocks		1,418,769

Greece—0.19%

Construction & engineering - 0.19%
Technical Olympic SA	72,106	252,159

Hong Kong—1.93%

Diversified financials - 1.19%
Swire Pacific Ltd.	145,000	1,532,557

Electric utilities - 0.62%
CLP Holdings Ltd.	126,500	801,889

Multi-utilities - 0.06%
China Power International Development Ltd.	166,000	79,401

Real estate - 0.06%
Kerry Properties Ltd.	19,500	71,960
Total Hong Kong common stocks		2,485,807

India—0.21%

Diversified financials - 0.06%
ICICI Bank Ltd., ADR	2,200	77,330

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

India-(concluded)

IT consulting & services - 0.07%
Infosys Technologies Ltd., ADR	1,700	88,570

Metals & mining - 0.08%
Hindalco Industries Ltd., GDR	25,459	105,655
Total India common stocks		271,555

Indonesia—0.06%

Automobiles - 0.03%
PT Astra International Tbk	25,500	37,498

Diversified telecommunication services - 0.03%
PT Telekomunikasi Indonesia, ADR	1,200	43,872
Total Indonesia common stocks		81,370

Ireland—0.07%

Banks - 0.07%
Allied Irish Banks PLC	3,385	92,238

Israel—0.12%

Pharmaceuticals - 0.12%
Teva Pharmaceutical Industries Ltd., ADR	4,800	158,256

Italy—2.89%

Automobiles - 0.63%
Fiat SpA *	46,306	817,358

Banks—0.45%
Banca Intesa SpA	44,511	304,214
UniCredito Italiano SpA	32,754	271,517
		575,731

Construction materials - 0.85%
Italcementi SpA	41,131	1,089,281

Insurance - 0.85%
Compagnia Assicuratrice Unipol SpA	355,808	1,093,288

Oil & gas - 0.11%
ENI SpA	4,716	142,230
Total Italy common stocks		3,717,888

Japan—4.79%

Banks—0.65%
Bank of Yokohama Ltd.	11,000	85,024
Joyo Bank Ltd.	12,000	70,078
Mitsubishi UFJ Financial Group, Inc. (MUFG)	5	62,845
Mizuho Financial Group, Inc.	32	249,258
Shinsei Bank Ltd.	23,000	132,743
Sumitomo Mitsui Financial Group, Inc.	22	240,777
		840,725

Commercial services & supplies - 0.04%
Kokuyo Co. Ltd.	3,100	47,896

Diversified financials - 0.04%
Matsui Securities Co. Ltd.	6,500	57,244

Diversified telecommunication services - 0.14%
Nippon Telephone & Telegraph Corp.	35	176,264

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan-(concluded)

Food & drug retailing - 0.19%
Seven & I Holdings Co. Ltd.	7,500	240,477

Food products - 0.39%
Meiji Dairies Corp.	76,000	499,064

Household durables—0.44%
Matsushita Electric Industrial Co. Ltd.	17,000	355,393
Pioneer Corp.	7,000	111,385
Sony Corp.	2,300	95,378
		562,156

Household products - 0.04%
Kao Corp.	2,000	52,499

Internet & catalog retail - 0.07%
Rakuten, Inc.	193	85,811

Leisure equipment & products - 0.10%
Fuji Photo Film Co., Ltd.	3,500	129,879

Machinery - 0.19%
Mitsubishi Heavy Industries Ltd.	55,000	245,479

Office electronics - 0.17%
Ricoh Co. Ltd.	11,000	217,263

Oil & gas - 0.62%
Nippon Oil Corp.	107,000	795,947

Pharmaceuticals—1.54%
Astellas Pharma, Inc.	10,700	482,143
Daiichi Sankyo Co. Ltd.	31,500	937,283
Eisai Co. Ltd.	8,700	445,582
Takeda Pharmaceutical Co. Ltd.	1,900	122,004
		1,987,012

Specialty retail - 0.07%
Sega Sammy Holdings, Inc.	3,500	87,983

Tobacco - 0.03%
Japan Tobacco, Inc.	10	43,607

Trading companies & distributors—0.07%
Marubeni Corp.	16,000	81,946
Sojitz Corp. *	4,400	14,597
		96,543
Total Japan common stocks		6,165,849

Malaysia—0.03%

Electric utilities - 0.03%
Tenaga Nasional Berhad	12,900	35,318

Mexico—0.33%

Beverages - 0.06%
Fomento Economico Mexicano SA de C.V., ADR	800	77,352

Multi-line retail - 0.07%
Wal-Mart de Mexico SA de CV, Series V [1]	25,800	89,719

Transportation infrastructure - 0.06%
Grupo Aeroportuario del Pacifico SA de CV, ADR	2,100	79,254

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Mexico-(concluded)

Wireless telecommunications services - 0.14%
America Movil SA de C.V., ADR, Series L	4,100	175,767
Total Mexico common stocks		422,092

Netherlands—1.55%

Chemicals - 0.72%
Akzo Nobel N.V. *	16,501	925,386

Diversified telecommunication services - 0.46%
Koninklijke (Royal) KPN NV	43,883	586,402

Energy equipment & services - 0.06%
Schlumberger Ltd.	1,300	82,004

Food & drug retailing—0.06%
Koninklijke Ahold NV *	2,896	30,493
X5 Retail Group NV, GDR *	2,392	53,031
		83,524

Food products - 0.10%
Unilever NV	5,200	125,840

Household durables - 0.15%
Koninklijke (Royal) Philips Electronics N.V.	5,502	192,198
Total Netherlands common stocks		1,995,354

New Zealand—0.78%

Construction materials - 0.78%
Fletcher Building Ltd.	157,298	1,000,977

Norway—1.99%

Beverages - 0.61%
Orkla ASA	15,300	784,093

Energy equipment & services - 0.16%
ProSafe ASA	3,340	213,577

Oil & gas—1.22%
Norsk Hydro ASA	55,460	1,274,753
Statoil ASA	11,650	294,509
		1,569,262
Total Norway common stocks		2,566,932

Russia—0.55%

Commercial services & supplies - 0.10%
OAO TMK, GDR 4, *	5,700	123,120

Oil & gas—0.45%
Gazprom, ADR [2]	866	36,684
Gazprom, ADR [5]	5,487	232,429
LUKOIL, ADR	3,900	315,120
		584,233
Total Russia common stocks		707,353

Singapore—0.60%

Banks - 0.07%
United Overseas Bank Ltd.	8,000	90,956

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Singapore-(concluded)

Beverages - 0.10%
Fraser and Neave Ltd.	44,000	125,488

Diversified telecommunication services - 0.19%
Singapore Telecommunications	147,250	250,650

Electronic equipment & instruments - 0.17%
Flextronics International Ltd. 1, *	18,300	212,280

Hotels, restaurants & leisure - 0.07%
UOL Group Ltd.	34,000	87,359
Total Singapore common stocks		766,733

South Africa—0.47%

Metals & mining - 0.30%
Anglo Platinum Ltd.	3,605	386,621

Oil & gas - 0.08%
Sasol Ltd.	2,974	102,064

Specialty retail - 0.05%
Truworths International Ltd.	17,412	60,985

Wireless telecommunications services - 0.04%
MTN Group Ltd.	5,530	50,298
Total South Africa common stocks		599,968

South Korea—0.29%

Diversified financials - 0.05%
Shinhan Financial Group Co. Ltd., ADR	700	64,680

Multi-line retail - 0.07%
Shinsegae Co. Ltd.	161	92,781

Oil & gas - 0.03%
S-Oil Corp.	484	33,029

Semiconductor equipment & products - 0.14%
Samsung Electronics Co. Ltd., GDR	578	187,416
Total South Korea common stocks		377,906

Spain—0.89%

Banks—0.44%
Banco Bilbao Vizcaya Argentaria SA	10,529	254,250
Banco Santander Central Hispano SA	18,083	312,956
		567,206

Electric utilities - 0.14%
Iberdrola SA	3,857	176,971

Water utilities - 0.31%
Sociedad General de Aguas de Barcelona SA, Class A	11,500	403,776
Total Spain common stocks		1,147,953

Sweden—0.83%

Banks—0.15%
Nordea Bank AB	7,861	108,298
Skandinaviska Enskilda Banken AB	3,107	86,898
		195,196

Machinery - 0.06%
Volvo AB, Class B	1,353	84,581

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Sweden-(concluded)

Metals & mining - 0.56%
SSAB Svenskt Staal AB, Series A	36,000	717,767

Paper & forest products - 0.06%
Holmen AB, Class B	1,700	74,851
Total Sweden common stocks		1,072,395

Switzerland—1.90%

Banks - 0.13%
Credit Suisse Group	2,834	170,853

Electrical equipment - 0.23%
ABB Ltd.	19,774	294,055

Food products - 0.53%
Nestle SA	1,989	679,494

Insurance - 0.13%
Zurich Financial Services AG	673	166,350

Textiles & apparel - 0.88%
Swatch Group AG	5,763	1,137,267
Total Switzerland common stocks		2,448,019

Taiwan—0.36%

Computers & peripherals - 0.04%
Asustek Computer, Inc.	19,697	46,092

Diversified financials - 0.05%
Yuanta Core Pacific Securities Co.	97,000	67,947

Diversified telecommunication services - 0.16%
Chunghwa Telecom Co. Ltd., ADR	11,420	208,872

Industrial conglomerates - 0.03%
Far EasTone Telecommunications Co., Ltd.	35,000	39,985

Semiconductor equipment & products - 0.08%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,715	103,935
Total Taiwan common stocks		466,831

Thailand—0.04%

Diversified telecommunication services - 0.04%
True Corporation Public Company Ltd. *	234,100	52,962

Turkey—0.04%

Food & drug retailing - 0.04%
BIM Birlesik Magazalar A.S.	1,305	57,761

United Kingdom—7.17%

Airlines - 0.09%
British Airways PLC *	12,680	111,142

Banks - 0.41%
HSBC Holdings PLC	28,007	531,042

Beverages—0.19%
Diageo PLC	5,110	94,552
Scottish & Newcastle PLC	13,514	145,391
		239,943

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United Kingdom-(concluded)

Commercial services & supplies - 0.05%
Aggreko PLC	9,716	65,887

Construction materials - 0.11%
Hanson PLC	10,548	146,178

Electronic equipment & instruments - 0.07%
Cookson Group PLC	8,212	90,856

Food & drug retailing—1.19%
Alliance Boots PLC	78,261	1,209,222
Tesco PLC	42,593	319,712
		1,528,934

Food products - 0.20%
Tate & Lyle PLC	17,474	262,660

Hotels, restaurants & leisure—0.33%
Mitchells & Butlers PLC	13,466	153,095
Punch Taverns PLC	8,416	165,195
Sportingbet PLC	116,904	108,712
		427,002

Household products - 0.04%
Reckitt Benckiser PLC	1,128	49,081

Insurance—1.42%
Aviva PLC	82,446	1,218,841
Old Mutual PLC	74,715	241,575
Royal & Sun Alliance Insurance Group PLC	131,301	369,433
		1,829,849

Media—0.17%
EMI Group PLC	25,943	133,369
United Business Media PLC	5,989	79,285
		212,654

Metals & mining—0.56%
Anglo American PLC	9,346	421,453
Corus Group PLC	10,358	92,370
Xstrata PLC	4,707	201,141
		714,964

Oil & gas—1.16%
BG Group PLC	91,579	1,214,979
BP PLC	11,274	125,378
Royal Dutch Shell PLC	4,248	152,179
		1,492,536

Pharmaceuticals - 0.38%
AstraZeneca PLC	8,347	493,273

Specialty retail - 0.06%
DSG International PLC	18,814	78,058

Tobacco—0.74%
British America Tobacco PLC	33,518	913,663
Imperial Tobacco Group PLC	1,272	45,058
		958,721
Total United Kingdom common stocks		9,232,780

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United States—28.67%

Aerospace & defense—0.85%
Boeing Co.	2,800	223,608
Lockheed Martin Corp.	2,300	199,939
Northrop Grumman Corp. [1]	5,866	389,444
Raytheon Co. [1]	5,700	284,715
		1,097,706

Air freight & couriers - 0.20%
United Parcel Service, Inc., Class B	3,400	256,190

Airlines - 0.10%
Southwest Airlines Co.	8,400	126,252

Auto components - 0.55%
Johnson Controls, Inc. [1]	8,676	707,441

Automobiles - 0.78%
Avis Budget Group, Inc. [1]	50,600	1,001,374

Banks—0.40%
Bank of America Corp.	6,400	344,768
PNC Financial Services Group, Inc. [1]	1,286	90,059
Zions Bancorp.	1,000	80,400
		515,227

Beverages—0.43%
Anheuser-Busch Cos., Inc.	2,000	94,840
Coca-Cola Co.	3,600	168,192
Molson Coors Brewing Co., Class B	1,800	128,124
PepsiCo, Inc.	2,600	164,944
		556,100

Beverages—0.54%
Amgen, Inc. *	5,500	417,505
Gilead Sciences, Inc. *	4,000	275,600
		693,105

Commercial services & supplies—1.57%
Ceridian Corp. 1, *	31,200	735,384
Convergys Corp. 1, *	18,853	399,872
Manpower, Inc. [1]	13,100	887,787
		2,023,043

Communications equipment—0.39%
Cisco Systems, Inc. *	11,900	287,147
Corning, Inc. *	2,800	57,204
Qualcomm, Inc.	4,400	160,116
		504,467

Computers & peripherals—0.45%
EMC Corp. *	14,000	171,500
Hewlett-Packard Co. [1]	10,568	409,404
		580,904

Diversified financials—4.41%
CIT Group, Inc. [1]	5,239	272,690
Countrywide Financial Corp. [1]	3,176	121,069
Goldman Sachs Group, Inc. [1]	9,415	1,786,873

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United States-(continued)

Diversified financials—(concluded)

Lehman Brothers Holdings, Inc. [1]	20,010	1,557,578
Merrill Lynch & Co., Inc. [1]	9,758	853,044
Morgan Stanley [1]	12,527	957,439
Nasdaq Stock Market, Inc. *	3,500	125,055
		5,673,748

Diversified telecommunication services—0.46%
AT&T, Inc. [1]	5,404	185,087
Qwest Communications International, Inc. 1, *	46,747	403,427
		588,514

Electric utilities - 0.20%
Reliant Energy, Inc. 1, *	20,400	258,672

Electronic equipment & instruments—0.15%
Arrow Electronics, Inc. 1, *	6,600	197,010
Avnet, Inc. 1, *	100	2,368
		199,378

Energy equipment & services—0.39%
Baker Hughes, Inc.	1,000	69,050
GlobalSantaFe Corp.	600	31,140
Halliburton Co.	6,500	210,275
Nabors Industries, Ltd. *	600	18,528
Transocean, Inc. *	1,000	72,540
Weatherford International Ltd. *	2,600	106,808
		508,341

Food & drug retailing—0.39%
CVS Corp.	7,200	225,936
Kroger Co.	1,400	31,486
Safeway, Inc.	6,300	184,968
Walgreen Co.	1,400	61,152
		503,542

Food products—0.39%
Archer-Daniels-Midland Co.	900	34,650
General Mills, Inc.	1,300	73,866
H.J. Heinz Co.	1,300	54,808
Kraft Foods, Inc., Class A [1]	9,790	336,776
		500,100

Healthcare equipment & supplies—0.90%
Baxter International, Inc.	6,100	280,417
Boston Scientific Corp. *	10,800	171,828
Medtronic, Inc.	14,500	705,860
		1,158,105

Healthcare providers & services—1.76%
AmerisourceBergen Corp. [1]	7,200	339,840
Cardinal Health, Inc.	3,300	215,985
Laboratory Corp. of America Holdings 1, *	4,160	284,919
McKesson Corp. [1]	17,492	876,174
UnitedHealth Group, Inc.	9,000	439,020
WellPoint, Inc. *	1,500	114,480
		2,270,418

Hotels, restaurants & leisure—0.15%
Hilton Hotels Corp.	4,100	118,572
Wyndham Worldwide Corp. *	2,400	70,800
		189,372

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United States-(continued)

Household products—0.30%
Kimberly-Clark Corp.	1,300	86,476
Procter & Gamble Co.	4,800	304,272
		390,748

Insurance—1.69%
Genworth Financial, Inc., Class A [1]	2,544	85,071
Hartford Financial Services Group, Inc.	3,000	261,510
Lincoln National Corp. [1]	25,377	1,606,618
Prudential Financial, Inc. [1]	1,000	76,930
Radian Group, Inc. [1]	2,664	141,991
		2,172,120

IT consulting & services—0.97%
Computer Sciences Corp. 1, *	10,017	529,398
Electronic Data Systems Corp. [1]	28,578	723,881
		1,253,279

Machinery—1.00%
Cummins, Inc. [1]	5,300	672,994
SPX Corp. [1]	3,400	195,568
Terex Corp. *	8,000	414,080
		1,282,642

Media—0.73%
Comcast Corp., Class A 1, *	11,530	468,925
DIRECTV Group, Inc. 1, *	4,309	96,005
Walt Disney Co. [1]	11,800	371,228
		936,158

Metals & mining—1.31%
Alcoa, Inc.	18,900	546,399
CONSOL Energy, Inc.	800	28,312
Freeport-McMoRan Copper & Gold, Inc., Class B [1]	10,471	633,286
Peabody Energy Corp.	800	33,576
Phelps Dodge Corp. [1]	4,400	441,672
		1,683,245

Multi-line retail—0.46%
Costco Wholesale Corp.	800	42,704
Federated Department Stores, Inc. [1]	8,200	360,062
Wal-Mart Stores, Inc.	3,800	187,264
		590,030

Office electronics - 0.11%
Xerox Corp. *	8,200	139,400

Oil & gas—0.82%
Chevron Corp.	2,400	161,280
ConocoPhillips	6,600	397,584
EOG Resources, Inc.	300	19,959
Equitable Resources, Inc.	1,000	40,520
Exxon Mobil Corp.	2,800	199,976
Hess Corp.	500	21,200
Marathon Oil Corp.	600	51,840
Occidental Petroleum Corp.	1,000	46,940
Sunoco, Inc.	300	19,839

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United States-(concluded)

Oil & gas—(concluded)
Valero Energy Corp.	1,900	99,427
		1,058,565

Paper & forest products - 0.44%
International Paper Co. [1]	17,100	570,285

Personal products - 0.03%
Avon Products, Inc.	1,200	36,492

Pharmaceuticals—2.70%
Abbott Laboratories	12,200	579,622
Bristol-Myers Squibb Co.	10,700	264,825
Eli Lilly & Co.	7,700	431,277
Forest Laboratories, Inc. *	7,300	357,262
Medco Health Solutions, Inc. 1, *	3,400	181,900
Merck & Co., Inc. [1]	22,600	1,026,492
Schering-Plough Corp.	28,900	639,846
		3,481,224

Real estate—1.48%
Archstone-Smith Trust [1]	30,400	1,830,384
AvalonBay Communities, Inc. [1]	600	78,636
		1,909,020

Semiconductor equipment & products - 0.13%
Lam Research Corp. *	3,300	163,185

Software—0.43%
Adobe Systems, Inc. *	4,400	168,300
Electronic Arts, Inc. *	3,900	206,271
Microsoft Corp.	6,500	186,615
		561,186

Specialty retail - 0.21%
Circuit City Stores, Inc. [1]	9,900	267,102

Tobacco - 0.40%
Altria Group, Inc.	6,400	520,512
Total United States common stocks		36,927,192

Total common stocks (cost—$87,775,796)		92,138,487

Preferred stock—0.04%

Brazil—0.04%

Transportation services—0.04%
All America Latina Logistica (ALL) (cost—$41,942)	5,200	45,408

Number of rights

Rights*—0.00%

Channel Islands—0.00%

Real estate—0.00%
Meinl European Land Ltd., exercise price EUR 0.01, expires 11/08/06	31,891	407

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

	Number of rights	Value ($)

Rights*-(concluded)

Spain—0.00%

Water utilities—0.00%
Societe Generale de Aguas de Barcelona SA, exercise price EUR 0.26, expires 11/14/06	11,500	3,816
Total rights (cost—$0)		4,223

Principal amount (000) ($)		Maturity dates	Interest rates (%)

Short-term US government agency obligations[6]—12.53%
3,800	Federal Home Loan Bank [7]	01/03/07	5.070	3,766,284
10,000	Federal Home Loan Mortgage Corp.	01/30/07	5.201	9,871,750
2,500	Federal National Mortgage Association [7]	11/01/06	5.323	2,500,000
Total short-term US government agency obligations (cost—$16,138,034)				16,138,034

Repurchase agreement—17.34%
22,331	Repurchase Agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $668,917 US Treasury Bonds, 12.500% due 08/15/14 and $22,035,406 US Treasury Notes, 3.500% to 5.500% due 10/31/08 to 08/15/09 (value—$22,777,968); proceeds: $22,334,040 (cost—$22,331,000)	11/01/06	4.900	22,331,000
Total investments before investments sold short (cost—$126,286,772)[8] - 101.45%				130,657,152

Security description	Number of shares

Investments sold short—(14.40)%

Common stocks—(14.40)%

Australia—(1.79)%

Diversified financials—(0.16)%
Australian Stock Exchange Ltd.	(37)	(1,014)
Perpetual Ltd.	(3,581)	(202,758)
		(203,772)

Metals & mining—(1.01)%
Alumina Ltd.	(176,191)	(918,197)
Newcrest Mining Ltd.	(20,974)	(387,353)
		(1,305,550)

Real estate—(0.62)%
Westfield Group New*	(101)	(1,445)
Westfield Group	(54,917)	(792,240)
		(793,685)
Total Australia common stocks		(2,303,007)

Canada—(1.99)%

Energy equipment & services—(0.66)%
Niko Resources Ltd.	(3,500)	(211,942)
Precision Drilling Trust	(22,300)	(634,278)
		(846,220)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Investments sold short-(continued)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Canada-(concluded)

Food & drug retailing—(0.27)%
Loblaw Cos. Ltd.	(8,500)	(351,142)

Metals & mining—(0.54)%
Eldorado Gold Corp. *	(16,600)	(70,512)
Ivanhoe Mines Ltd. *	(40,000)	(416,759)
Meridian Gold, Inc. *	(8,200)	(206,433)
		(693,704)

Oil & gas—(0.52)%
Imperial Oil Ltd.	(10,700)	(364,655)
Shell Canada Ltd.	(8,000)	(304,911)
		(669,566)
Total Canada common stocks		(2,560,632)

Cayman Islands—(0.78)%

Insurance—(0.78)%
XL Capital Ltd., Class A	(14,300)	(1,008,865)

Denmark—(0.76)%

Insurance—(0.76)%
Topdanmark A/S *	(6,935)	(984,429)

Finland—(0.19)%

Banks—(0.19)%
OKO Bank (OKO Osuuspankkien Keskuspankki Oyj)	(14,836)	(250,512)

France—(0.74)%

Household durables—(0.20)%
Thomson SA	(15,115)	(260,625)

Real estate—(0.54)%
Klepierre	(4,559)	(687,765)
Total France common stocks		(948,390)

Germany—(0.72)%

Industrial conglomerates—(0.52)%
IVG Immobilien AG	(18,378)	(662,158)

Insurance—(0.20)%
MLP AG	(13,348)	(258,778)
Total Germany common stocks		(920,936)

Japan—(0.31)%

Leisure equipment & products—(0.06)%
Shimano, Inc.	(2,700)	(75,260)

Marine—(0.07)%
Nippon Yusen Kabushiki Kaisha	(13,000)	(84,366)

Real estate—(0.12)%
Leopalace21 Corp.	(2,200)	(82,767)
Tokyu Land Corp.	(8,000)	(77,431)
		(160,198)

Road & rail—(0.06)%
Kintetsu Corp.	(24,000)	(74,285)
Total Japan common stocks		(394,109)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Investments sold short-(continued)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Netherlands—(0.52)%

Construction materials—(0.52)%
James Hardie Industries NV	(111,174)	(677,509)

New Zealand—(0.09)%

Electric utilities—(0.03)%
Vector Ltd.	(24,561)	(41,460)

Media—(0.06)%
Sky Network Television Ltd.	(19,923)	(75,802)
Total New Zealand common stocks		(117,262)

Singapore—(0.05)%

Road & rail—(0.05)%
SMRT Corp. Ltd.	(100,000)	(71,942)

Sweden—(0.08)%

Real estate—(0.08)%
Kungsleden AB	(7,943)	(100,354)

Switzerland—(1.14)%

Chemicals—(1.14)%
Ciba Specialty Chemicals AG	(23,977)	(1,467,665)

United Kingdom—(4.15)%

Commercial services & supplies—(0.13)%
Invensys PLC *	(38,977)	(169,892)

Diversified financials—(0.70)%
Provident Financial Services, Inc.	(76,585)	(905,025)

Electronic equipment & instruments—(0.07)%
Premier Farnell PLC	(26,330)	(93,671)

Hotels, restaurants & leisure—(0.30)%
Rank Group PLC	(78,980)	(380,035)

Industrial conglomerates—(1.08)%
Burberry Group PLC	(74,506)	(794,473)
FKI PLC	(325,968)	(595,373)
		(1,389,846)

Media—(0.17)%
Reed Elsevier PLC	(19,067)	(217,136)

Road & rail—(0.21)%
Stagecoach Group PLC	(98,647)	(262,503)

Software—(0.45)%
Misys PLC	(150,326)	(584,262)

Specialty retail—(0.47)%
HMV Group PLC	(200,804)	(607,124)

Wireless telecommunications services—(0.57)%
Vodafone Group PLC	(283,277)	(729,492)
Total United Kingdom common stocks		(5,338,986)

United States—(1.09)%

Containers & packaging—(0.14)%
Owens-Illinois, Inc. *	(10,513)	(174,516)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Investments sold short-(concluded)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United States-(concluded)

Internet software & services—(0.06)%
Google, Inc., Class A *	(169)	(80,510)

IT consulting & services—(0.65)%
Unisys Corp. *	(128,471)	(840,200)

Media—(0.18)%
XM Satellite Radio Holdings, Inc. *	(20,258)	(236,208)

Real estate—(0.06)%
Plum Creek Timber Co., Inc.	(2,100)	(75,474)
Total United States common stocks		(1,406,908)
Total investments sold short (proceeds—$17,642,546)—(14.40)%		(18,551,506)

Other assets in excess of liabilities — 12.95%		16,685,634

Net assets — 100.00%		128,791,280

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short and written options.
[2]	Security is traded on the NASDAQ Exchange.
[3]	Security is traded on the Toronto Stock Exchange.
[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.10% of net assets as of October 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Security is traded on the London Stock Exchange.
[6]	Interest rates shown are the discount rates at date of purchase.
[7]	Partial amount delivered to broker as collateral for futures transactions.
[8]

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2006 were $5,553,714 and $1,183,334, respectively, resulting in net unrealized appreciation of investments of $4,370,380.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Written Options

Number of
contracts		Value ($)
Call options written
68	AEX Index, strike @ $505, expires 11/17/06	3,037
57	AMEX Biotechnology Index, strike @ $750, expires 11/17/06	120,840
38	AMEX Oil & Gas, strike @ $140, expires 11/18/06	79,800
62	CAC 40 Index, strike @ $600, expires 11/17/06	1,535
108	DAX Index, strike @ $400, expires 11/17/06	14,060
37	FTSE 100 Index, strike @ $325, expires 11/17/06	3,176
327	PHLX Gold Silver, strike @ $132.5, expires 11/18/06	202,740
31	S&P 500 Index, strike @ $390, expires 11/18/06	58,900
34	S&P MIB Index, strike @ $400, expires 11/17/06	20,504
62	Swiss Market Index, strike @ $850, expires 11/17/06	3,090
Total written options (premiums received—$361,236)		507,682

Written option activity for the three months ended October 31, 2006 was as follows:

		Amount of
	Number of	premiums
	contracts	received ($)
Options outstanding at July 31, 2006	92	140,808
Options written	1,828	926,995
Options terminated in closing purchase transactions	(516)	(433,637)
Options expired prior to exercise	(567)	(263,999)
Options exercised	(13)	(8,931)
Options outstanding at October 31, 2006	824	361,236

Futures contracts

					Unrealized
Number of			In	Expiration	appreciation
contracts	Currency	Contracts to receive	exchange for	dates	(depreciation) ($)
13	EUR	Amsterdam Index Futures	1,625,534	November 2006	(10,747)
15	USD	Australian Dollar Futures	1,139,541	December 2006	21,009
26	EUR	CAC 40 10 Euro Futures	1,707,087	December 2006	71,398
13	EUR	DAX Index Futures	2,474,736	December 2006	135,895
20	GBP	FTSE 100 Index Futures	2,269,666	December 2006	72,628
5	USD	Japanese Yen Futures	529,722	December 2006	8,278
26	USD	Mexican Peso Futures	1,203,688	December 2006	762
45	USD	MSCI Tawain Futures	1,325,610	November 2006	(14,760)
8	EUR	S&P MIB Index Futures	1,944,687	December 2006	76,950
18	JPY	TOPIX Index Futures	2,508,916	December 2006	(29,892)
					331,521
		Contracts to deliver
13	USD	Canadian Dollar Futures	1,160,641	December 2006	131
25	HKD	Hang Seng Stock Index Futures	2,916,796	November 2006	(29,767)
22	USD	New Zealand Dollar Futures	1,446,555	December 2006	(24,585)
70	SEK	OMX 30 Stock Index Futures	1,072,576	November 2006	18,418
39	USD	Russell 2000 E-Mini Index Futures	2,835,893	December 2006	(171,007)
205	USD	S&P 500 Mini Index Futures	13,726,527	December 2006	(451,273)
34	CAD	S&P Canada 60 Index Futures	4,069,423	December 2006	(209,215)
6	USD	Swiss Franc Futures	593,550	December 2006	(12,545)
					(879,843)
					(548,322)

Currency type abbreviations:

CAD     Canadian Dollar

EUR     Euro Dollar

GBP     Great Britain Pound

HKD     Hong Kong Dollar

JPY      Japanese Yen

SEK     Swedish Krona

USD     US Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation)($)
Euro Dollar	1,700,000	USD	2,168,894	12/20/06	(6,524)
Euro Dollar	2,600,000	USD	3,305,385	12/20/06	(21,724)
Great Britain Pound	2,000,000	USD	3,750,980	12/20/06	(65,635)
Great Britain Pound	4,000,000	USD	7,436,732	12/20/06	(196,498)
Japanese Yen	163,000,000	USD	1,402,476	12/20/06	(1,181)
Japanese Yen	1,017,000,000	USD	8,631,168	12/20/06	(126,620)
New Zealand Dollar	5,300,000	USD	3,469,608	12/20/06	(69,887)
Swiss Franc	2,000,000	USD	1,619,564	12/20/06	3,786
Swiss Franc	4,000,000	USD	3,211,244	12/20/06	(20,311)
United States Dollar	2,252,790	AUD	3,000,000	12/20/06	67,337
United States Dollar	8,937,492	AUD	12,000,000	12/20/06	343,015
United States Dollar	2,149,919	CAD	2,400,000	12/20/06	(9,508)
United States Dollar	4,148,243	NOK	27,000,000	12/20/06	(6,743)
United States Dollar	6,947,684	NOK	46,000,000	12/20/06	108,204
United States Dollar	856,276	NZD	1,300,000	12/20/06	11,902
United States Dollar	3,178,848	SEK	23,000,000	12/20/06	16,717
					26,330

Currency type abbreviations:

AUD    Australian Dollar

CAD    Canadian Dollar

NOK    Norwegian Krone

NZD    New Zealand Dollar

SEK    Swedish Krona

USD    US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2006 (unaudited)

Valuation of Investments

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 29, 2006